UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                           RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                               Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2021

Item 1. Reports to Stockholders.

 (a) The Report to Shareholders is attached herewith.

Semi-Annual Report For the six months ended March 31, 2021 Access Capital Community Investment Fund RBC Impact Bond Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.
	The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.rbcgam.us.

Table of Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- Access Capital Community Investment Fund	4
	- RBC Impact Bond Fund	5
	Schedule of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	39
	- Statements of Operations	41
	- Statements of Changes in Net Assets	42
	Financial Highlights	44
	Notes to Financial Statements	49
	Share Class Information	63
	Supplemental Information	64
	Statement Regarding Liquidity Risk Management Program	66

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. The Funds’ management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM-US. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM-US’s government mandates. Brian joined RBC GAM-US in 2005 and most recently led the mortgage and government team before being promoted to Co-Head in 2012. Prior to joining RBC GAM-US, he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He first started in the investment industry in 1992. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the government and mortgage research team in RBC GAM-US’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM-US in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets investment team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset-backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

1

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2021 (Unaudited)

Access Capital Community Investment Fund
Class A(c)
- Including Max Sales Charge of 3.75%	(3.50)%	1.77%	0.94%	1.83%	3.53%
- At Net Asset Value	0.31%	3.07%	1.72%	2.21%	3.70%	0.80%	0.90%
Class I(e)
- At Net Asset Value	0.77%	3.42%	2.07%	2.55%	4.02%	0.45%	0.51%
Class IS(f)
- At Net Asset Value	0.82%	3.50%	2.19%	2.73%	4.26%	0.40%	0.59%

Bloomberg Barclays U.S. Securitized Index(g)	0.29%	3.85%	2.50%	2.90%	4.58%
RBC Impact Bond Fund
Class A(d)
- Including Max Sales Charge of 3.75%	(3.21)%	2.79%	N/A	N/A	1.95%
- At Net Asset Value	0.54%	4.10%	N/A	N/A	3.15%	0.70%	85.65%
Class I
- At Net Asset Value	0.89%	4.39%	N/A	N/A	3.44%	0.45%	1.08%
Class R6
- At Net Asset Value	0.94%	4.48%	N/A	N/A	3.52%	0.40%	0.97%

Bloomberg Barclays U.S. Aggregate Bond Index(g)	0.71%	4.65%	N/A	N/A	3.75%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The Fund’s expenses reflect the most recent fiscal year ended September 30, 2020. For Class A of Impact Bond Fund, the expenses reflect the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(b)

The advisor has contractually agreed to waive fees and/or pay operating expenses to keep total operating expenses (excluding certain fees such as brokerage costs, interest, taxes and acquired fund fees and expenses) at 0.80% for Class A shares, 0.45% for Class I shares and 0.40% for Class IS shares of the Access Capital Community Investment Fund and at 0.70% for Class A shares, 0.45% for Class I shares and 0.40% for Class R6 shares of the Impact Bond Fund until January 31, 2022.

(c)

The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(d)

The inception date for Class A shares of the Fund is January 28, 2020. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

2

PERFORMANCE SUMMARY (UNAUDITED)

(e)

Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(f)

The inception date for Class IS shares of the Fund is March 11, 2019. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class IS shares, as applicable.

(g)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The Bloomberg Barclays US Securitized Index represents the securitized portion (mortgage-backed, asset-backed and commercial mortgage-backed securities) of the Bloomberg Barclays US Aggregate Bond Index. You cannot invest directly in an index.

The Bloomberg Barclays US Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. It includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).

3

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Investment Objective	Seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.
Benchmark	Bloomberg Barclays U.S. Securitized Index

Asset Allocation as of 3/31/21 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)

Fannie Mae, Pool #BL4650, 2.30%, 10/1/31

Freddie Mac, Pool #RA4195, 2.00%, 12/1/50

Freddie Mac, Pool #RA4254, 2.00%, 12/1/50

Freddie Mac, Pool #RA3748, 2.50%, 10/1/50

Freddie Mac, Pool #RA3249, 2.50%, 8/1/50

Small Business Administration, Pool #510709, (Prime Index -0.675%), 2.58%, 11/25/45

1.33% 1.32% 0.97% 0.91% 0.84% 0.79%

Fannie Mae, Pool #CA9048, 2.00%, 2/1/51

Fannie Mae, Pool #CA8340, 2.00%, 12/1/50

Fannie Mae, Pool #CA6261, 2.50%, 6/1/50

Small Business Administration, Pool #510747, (Prime Index - 0.675%), 2.58%, 1/25/46

0.75% 0.72% 0.70% 0.67%
*A listing of all portfolio holdings can be found beginning on page 6

Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $ 1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

FUND STATISTICS (UNAUDITED)
RBC Impact Bond Fund
Seeks to achieve a high level of current income consistent with preservation of capital.				Investment Objective
Bloomberg Barclays U.S. Aggregate Bond Index				Benchmark
Asset Allocation as of 3/31/21 (% of Fund’s investments)

Low Income Investment Fund, Series 2019, 3.39%, 7/1/26

Sonoma-Marin Area Rail Transit District, Series A, Revenue, Series A, 2.02%, 3/1/28

Freddie Mac, Pool #RA2575, 2.50%, 5/1/50

BJC Health System, 0.13%, 6/3/21

Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25

Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52

	1.35% 1.30% 1.10% 1.09% 1.09% 1.09%	SUNNOVA HELIOS II ISSUER LLC, Series 2021-A, Class A, 1.80%, 2/20/48 Freddie Mac, Pool #RA2740, 2.50%, 6/1/50 Freddie Mac, Pool #RA4598, 2.00%, 2/1/51 Fannie Mae, Pool #BQ7524, 2.50%, 10/1/50	1.06% 1.01% 0.98% 1.98%	Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 29
Growth of $1,000,000 Initial Investment Since Inception (12/18/17)
The graph reflects an initial investment of $1,000,000 over the period from December 18, 2017 (commencement of operations) to March 31, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 84.03%
Fannie Mae — 46.38%
$1,500,000	(TBA), 2.03%, 4/1/31(a)	$1,503,563
2,043,000	(TBA), 2.97%, 5/1/51(a)	2,109,118
54,799	Pool #257656, 6.00%, 8/1/38	58,660
112,564	Pool #257663, 5.50%, 8/1/38	123,600
105,535	Pool #257892, 5.50%, 2/1/38	115,936
70,036	Pool #257913, 5.50%, 1/1/38	75,717
52,672	Pool #258022, 5.50%, 5/1/34	56,720
47,791	Pool #258070, 5.00%, 6/1/34	54,533
34,293	Pool #258121, 5.50%, 6/1/34	36,215
42,884	Pool #258152, 5.50%, 8/1/34	45,131
58,556	Pool #258157, 5.00%, 8/1/34	66,817
56,223	Pool #258163, 5.50%, 8/1/34	60,366
98,933	Pool #258166, 5.50%, 9/1/34	107,603
62,948	Pool #258224, 5.50%, 12/1/34	66,376
52,903	Pool #258238, 5.00%, 1/1/35	60,367
80,419	Pool #258251, 5.50%, 1/1/35	86,776
96,261	Pool #258305, 5.00%, 3/1/35	109,816
52,514	Pool #258340, 5.00%, 3/1/35	59,909
56,554	Pool #258394, 5.00%, 5/1/35	64,517
71,987	Pool #258404, 5.00%, 6/1/35	82,123
42,245	Pool #258410, 5.00%, 4/1/35	48,193
78,801	Pool #258448, 5.00%, 8/1/35	89,897
89,690	Pool #258450, 5.50%, 8/1/35	97,470
62,953	Pool #258571, 5.50%, 11/1/35	66,920
183,090	Pool #258627, 5.50%, 2/1/36	199,829
49,455	Pool #258658, 5.50%, 3/1/36	53,210
42,563	Pool #258737, 5.50%, 12/1/35	45,005
36,327	Pool #259181, 6.50%, 3/1/31	38,746
5,039	Pool #259187, 6.50%, 4/1/31	5,055
25,144	Pool #259378, 6.00%, 12/1/31	26,358
28,892	Pool #259393, 6.00%, 1/1/32	30,412
36,839	Pool #259590, 5.50%, 11/1/32	38,996
143,326	Pool #259611, 5.50%, 11/1/32	158,047
26,855	Pool #259634, 5.50%, 12/1/32	27,431
119,612	Pool #259659, 5.50%, 2/1/33	132,102
28,565	Pool #259671, 5.50%, 2/1/33	30,016
69,157	Pool #259686, 5.50%, 3/1/33	74,641
30,625	Pool #259722, 5.00%, 5/1/33	34,884
89,575	Pool #259725, 5.00%, 5/1/33	101,679
73,106	Pool #259729, 5.00%, 6/1/33	82,899
53,317	Pool #259761, 5.00%, 6/1/33	60,522
91,024	Pool #259777, 5.00%, 7/1/33	103,217
71,646	Pool #259781, 5.00%, 7/1/33	81,244
43,381	Pool #259789, 5.00%, 7/1/33	49,414
102,589	Pool #259816, 5.00%, 8/1/33	116,332
24,010	Pool #259819, 5.00%, 8/1/33	27,349

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 44,375	Pool #259830, 5.00%, 8/1/33	$50,371
29,399	Pool #259848, 5.00%, 9/1/33	33,488
62,842	Pool #259867, 5.50%, 10/1/33	67,593
46,468	Pool #259869, 5.50%, 10/1/33	48,945
47,434	Pool #259875, 5.50%, 10/1/33	50,206
33,065	Pool #259998, 5.00%, 3/1/34	37,730
1,665,088	Pool #468226, 3.86%, 6/1/21	1,665,088
254,911	Pool #469101, 3.75%, 2/1/27	282,703
273,137	Pool #470828, 3.53%, 3/1/32	304,669
70,742	Pool #557295, 7.00%, 12/1/29	77,447
19,126	Pool #576445, 6.00%, 1/1/31	19,516
60,061	Pool #579402, 6.50%, 4/1/31	66,075
69,016	Pool #583728, 6.50%, 6/1/31	75,934
23,060	Pool #590931, 6.50%, 7/1/31	25,092
32,733	Pool #590932, 6.50%, 7/1/31	34,094
20,691	Pool #601865, 6.50%, 4/1/31	21,020
28,077	Pool #601868, 6.00%, 7/1/29	29,445
42,917	Pool #607611, 6.50%, 11/1/31	46,308
84,351	Pool #634271, 6.50%, 5/1/32	93,351
36,557	Pool #644232, 6.50%, 6/1/32	39,292
20,704	Pool #644432, 6.50%, 7/1/32	21,616
35,698	Pool #644437, 6.50%, 6/1/32	38,142
1,357,648	Pool #663159, 5.00%, 7/1/32	1,539,409
62,499	Pool #670278, 5.50%, 11/1/32	67,741
24,756	Pool #676702, 5.50%, 11/1/32	25,458
44,744	Pool #677591, 5.50%, 12/1/32	47,706
54,469	Pool #681883, 6.00%, 3/1/33	58,286
88,155	Pool #686542, 5.50%, 3/1/33	92,815
192,113	Pool #695961, 5.50%, 1/1/33	213,279
114,068	Pool #696407, 5.50%, 4/1/33	125,869
352,406	Pool #702478, 5.50%, 6/1/33	395,145
103,722	Pool #702479, 5.00%, 6/1/33	117,617
42,584	Pool #723066, 5.00%, 4/1/33	48,338
172,719	Pool #723067, 5.50%, 5/1/33	188,929
135,838	Pool #723070, 4.50%, 5/1/33	152,142
237,357	Pool #727311, 4.50%, 9/1/33	265,721
116,226	Pool #727312, 5.00%, 9/1/33	131,796
134,282	Pool #727315, 6.00%, 10/1/33	150,054
34,119	Pool #738589, 5.00%, 9/1/33	38,864
42,969	Pool #739269, 5.00%, 9/1/33	48,945
45,178	Pool #743595, 5.50%, 10/1/33	48,359
88,340	Pool #748041, 4.50%, 10/1/33	98,897
78,183	Pool #749891, 5.00%, 9/1/33	88,657
169,454	Pool #753533, 5.00%, 11/1/33	192,154
38,170	Pool #755679, 6.00%, 1/1/34	40,938
34,813	Pool #763551, 5.50%, 3/1/34	36,821
81,755	Pool #763820, 5.50%, 1/1/34	88,688

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 40,486	Pool #776851, 6.00%, 10/1/34	$43,461
344,763	Pool #777621, 5.00%, 2/1/34	390,948
73,399	Pool #781741, 6.00%, 9/1/34	80,041
103,039	Pool #781954, 5.00%, 6/1/34	117,577
98,250	Pool #781959, 5.50%, 6/1/34	105,805
223,534	Pool #783893, 5.50%, 12/1/34	249,406
65,652	Pool #783929, 5.50%, 10/1/34	70,965
8,926	Pool #788329, 6.50%, 8/1/34	8,989
40,090	Pool #798725, 5.50%, 11/1/34	42,310
57,143	Pool #799548, 6.00%, 9/1/34	61,896
661,120	Pool #806754, 4.50%, 9/1/34	740,267
284,985	Pool #806757, 6.00%, 9/1/34	318,233
378,050	Pool #806761, 5.50%, 9/1/34	431,528
102,136	Pool #808205, 5.00%, 1/1/35	116,546
175,357	Pool #815009, 5.00%, 4/1/35	200,050
73,032	Pool #817641, 5.00%, 11/1/35	83,316
108,126	Pool #820334, 5.00%, 9/1/35	123,351
216,685	Pool #820335, 5.00%, 9/1/35	247,197
100,093	Pool #820336, 5.00%, 9/1/35	114,187
93,239	Pool #822008, 5.00%, 5/1/35	106,368
155,257	Pool #829005, 5.00%, 8/1/35	177,120
147,646	Pool #829275, 5.00%, 8/1/35	168,437
140,306	Pool #829276, 5.00%, 8/1/35	160,063
310,708	Pool #829649, 5.50%, 3/1/35	346,524
147,709	Pool #844361, 5.50%, 11/1/35	160,888
93,931	Pool #845245, 5.50%, 11/1/35	102,493
31,115	Pool #866969, 6.00%, 2/1/36	32,321
74,000	Pool #884693, 5.50%, 4/1/36	80,092
382,584	Pool #885724, 5.50%, 6/1/36	428,772
11,038	Pool #911730, 5.50%, 12/1/21	11,055
67,296	Pool #919368, 5.50%, 4/1/37	72,560
261,016	Pool #922582, 6.00%, 12/1/36	290,115
202,947	Pool #934941, 5.00%, 8/1/39	231,192
277,780	Pool #934942, 5.00%, 9/1/39	316,440
143,577	Pool #941204, 5.50%, 6/1/37	158,800
56,029	Pool #943394, 5.50%, 6/1/37	60,280
315,233	Pool #948600, 6.00%, 8/1/37	353,196
71,283	Pool #952678, 6.50%, 8/1/37	77,610
81,183	Pool #952693, 6.50%, 8/1/37	88,237
95,288	Pool #975769, 5.50%, 3/1/38	103,781
102,500	Pool #986239, 6.00%, 7/1/38	111,656
116,827	Pool #986957, 5.50%, 7/1/38	127,639
63,991	Pool #990510, 5.50%, 8/1/38	69,198
156,271	Pool #990511, 6.00%, 8/1/38	172,716
155,262	Pool #990617, 5.50%, 9/1/38	171,154
182,845	Pool #AA0645, 4.50%, 3/1/39	204,753
128,748	Pool #AA2243, 4.50%, 5/1/39	144,369
122,167	Pool #AA3142, 4.50%, 3/1/39	136,806

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 147,932	Pool #AA3206, 4.00%, 4/1/39	$163,079
397,289	Pool #AA3207, 4.50%, 3/1/39	444,893
218,985	Pool #AA7042, 4.50%, 6/1/39	245,224
347,417	Pool #AA7658, 4.00%, 6/1/39	382,988
97,173	Pool #AA7659, 4.50%, 6/1/39	108,816
74,323	Pool #AA7741, 4.50%, 6/1/24	76,491
1,856,978	Pool #AB7798, 3.00%, 1/1/43	1,968,241
991,006	Pool #AB9204, 3.00%, 4/1/43	1,049,671
184,043	Pool #AC1463, 5.00%, 8/1/39	209,657
269,473	Pool #AC2109, 4.50%, 7/1/39	301,761
27,625	Pool #AC4394, 5.00%, 9/1/39	31,514
251,768	Pool #AC4395, 5.00%, 9/1/39	286,807
94,351	Pool #AC5329, 5.00%, 10/1/39	107,482
189,341	Pool #AC6304, 5.00%, 11/1/39	215,692
199,519	Pool #AC6305, 5.00%, 11/1/39	227,286
134,778	Pool #AC6307, 5.00%, 12/1/39	153,536
293,093	Pool #AC6790, 5.00%, 12/1/39	333,884
638,833	Pool #AC7199, 5.00%, 12/1/39	727,742
285,999	Pool #AD1470, 5.00%, 2/1/40	324,797
836,864	Pool #AD1471, 4.50%, 2/1/40	937,138
613,025	Pool #AD1585, 4.50%, 2/1/40	686,478
339,355	Pool #AD1586, 5.00%, 1/1/40	386,584
241,458	Pool #AD1638, 4.50%, 2/1/40	269,567
140,226	Pool #AD1640, 4.50%, 3/1/40	156,551
892,061	Pool #AD1942, 4.50%, 1/1/40	998,949
182,578	Pool #AD1943, 5.00%, 1/1/40	207,988
223,566	Pool #AD1988, 4.50%, 2/1/40	250,354
351,569	Pool #AD2896, 5.00%, 3/1/40	399,261
101,691	Pool #AD4456, 4.50%, 4/1/40	113,529
564,686	Pool #AD4458, 4.50%, 4/1/40	630,425
252,905	Pool #AD4940, 4.50%, 6/1/40	282,348
88,629	Pool #AD4946, 4.50%, 6/1/40	98,947
226,270	Pool #AD5728, 5.00%, 4/1/40	256,965
212,948	Pool #AD7239, 4.50%, 7/1/40	237,739
114,295	Pool #AD7242, 4.50%, 7/1/40	127,600
89,448	Pool #AD7256, 4.50%, 7/1/40	99,861
235,160	Pool #AD7271, 4.50%, 7/1/40	262,537
257,655	Pool #AD7272, 4.50%, 7/1/40	287,651
162,000	Pool #AD8960, 5.00%, 6/1/40	184,429
860,162	Pool #AD9614, 4.50%, 8/1/40	960,300
55,630	Pool #AE2011, 4.00%, 9/1/40	61,295
1,113,350	Pool #AE2012, 4.00%, 9/1/40	1,226,725
114,494	Pool #AE2023, 4.00%, 9/1/40	126,153
431,503	Pool #AE5432, 4.00%, 10/1/40	475,444
323,453	Pool #AE5435, 4.50%, 9/1/40	361,108
321,589	Pool #AE5806, 4.50%, 9/1/40	359,027
509,000	Pool #AE5861, 4.00%, 10/1/40	560,832

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 127,196	Pool #AE5862, 4.00%, 10/1/40	$140,148
163,198	Pool #AE5863, 4.00%, 10/1/40	179,817
273,692	Pool #AE6850, 4.00%, 10/1/40	301,562
19,993	Pool #AE6851, 4.00%, 10/1/40	22,029
150,494	Pool #AE7699, 4.00%, 11/1/40	165,819
403,429	Pool #AE7703, 4.00%, 10/1/40	444,512
283,782	Pool #AE7707, 4.00%, 11/1/40	312,680
231,387	Pool #AH0300, 4.00%, 11/1/40	254,949
377,928	Pool #AH0301, 3.50%, 11/1/40	406,325
32,635	Pool #AH0302, 4.00%, 11/1/40	35,958
284,840	Pool #AH0306, 4.00%, 12/1/40	313,846
360,672	Pool #AH0508, 4.00%, 11/1/40	397,401
741,876	Pool #AH0537, 4.00%, 12/1/40	817,423
542,343	Pool #AH0914, 4.50%, 11/1/40	605,481
296,505	Pool #AH0917, 4.00%, 12/1/40	326,699
303,498	Pool #AH1077, 4.00%, 1/1/41	334,559
571,471	Pool #AH2973, 4.00%, 12/1/40	629,665
412,001	Pool #AH2980, 4.00%, 1/1/41	453,956
723,156	Pool #AH5656, 4.00%, 1/1/41	796,797
86,913	Pool #AH5657, 4.00%, 2/1/41	96,018
462,847	Pool #AH5658, 4.00%, 2/1/41	509,980
249,134	Pool #AH5662, 4.00%, 2/1/41	274,503
337,860	Pool #AH5882, 4.00%, 2/1/26	360,279
247,802	Pool #AH6764, 4.00%, 3/1/41	273,036
764,592	Pool #AH6768, 4.00%, 3/1/41	843,887
127,674	Pool #AH7277, 4.00%, 3/1/41	140,915
788,771	Pool #AH7281, 4.00%, 3/1/41	870,573
353,317	Pool #AH7526, 4.50%, 3/1/41	395,756
543,745	Pool #AH7537, 4.00%, 3/1/41	600,136
234,459	Pool #AH8878, 4.50%, 4/1/41	262,621
250,572	Pool #AH8885, 4.50%, 4/1/41	280,669
182,342	Pool #AH9050, 3.50%, 2/1/26	194,457
508,328	Pool #AI0114, 4.00%, 3/1/41	561,046
324,504	Pool #AI1846, 4.50%, 5/1/41	363,482
354,844	Pool #AI1847, 4.50%, 5/1/41	397,466
892,129	Pool #AI1848, 4.50%, 5/1/41	999,287
372,177	Pool #AI1849, 4.50%, 5/1/41	416,881
174,780	Pool #AJ0651, 4.00%, 8/1/41	192,906
119,890	Pool #AJ7668, 4.00%, 11/1/41	132,323
614,898	Pool #AJ9133, 4.00%, 1/1/42	678,668
448,678	Pool #AK6715, 3.50%, 3/1/42	482,682
351,332	Pool #AK6716, 3.50%, 3/1/42	377,959
478,582	Pool #AK6718, 3.50%, 2/1/42	514,852
840,825	Pool #AM1750, 3.04%, 12/1/30	911,334
2,782,363	Pool #AM4392, 3.79%, 10/1/23	2,938,374
225,055	Pool #AM6907, 3.68%, 10/1/32	252,414
1,410,959	Pool #AM7764, 3.05%, 1/1/27	1,523,873
467,196	Pool #AM9780, 3.31%, 3/1/31	513,242

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 350,000	Pool #AN0360, 3.95%, 12/1/45	$402,331
1,034,893	Pool #AN0915, 3.01%, 2/1/26	1,111,655
303,234	Pool #AN1381, 2.56%, 8/1/26	321,382
916,300	Pool #AN2066, 2.75%, 7/1/26	956,260
933,102	Pool #AN2746, 2.30%, 9/1/26	979,870
462,882	Pool #AN3919, 2.82%, 12/1/26	496,176
1,145,000	Pool #AN4045, 3.15%, 1/1/29	1,240,221
838,423	Pool #AN5053, 3.34%, 4/1/27	917,604
204,848	Pool #AN6580, 3.36%, 9/1/29	225,269
941,375	Pool #AN7154, 3.21%, 10/1/32	1,030,034
950,631	Pool #AN7904, 3.44%, 12/1/27	988,656
475,436	Pool #AN7982, 2.80%, 1/1/26	504,044
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,163,774
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,634,106
961,319	Pool #AN9844, 3.80%, 7/1/30	1,084,581
437,185	Pool #AO2923, 3.50%, 5/1/42	472,586
1,029,492	Pool #AO8029, 3.50%, 7/1/42	1,107,514
332,653	Pool #AP7483, 3.50%, 9/1/42	357,864
358,643	Pool #AQ6710, 2.50%, 10/1/27	374,086
1,056,145	Pool #AQ7193, 3.50%, 7/1/43	1,141,071
232,365	Pool #AR6928, 3.00%, 3/1/43	246,656
847,232	Pool #AS1916, 4.00%, 3/1/44	929,133
278,275	Pool #AS1917, 4.00%, 3/1/44	305,175
187,265	Pool #AS2129, 4.00%, 3/1/44	205,368
628,576	Pool #AS2439, 4.00%, 5/1/44	689,340
194,145	Pool #AS2784, 4.00%, 7/1/44	212,913
780,178	Pool #AS3244, 4.00%, 9/1/44	855,597
802,360	Pool #AS3494, 4.00%, 10/1/44	879,924
394,327	Pool #AS3726, 4.00%, 11/1/44	432,446
603,647	Pool #AS3728, 4.00%, 11/1/44	662,001
371,818	Pool #AS3929, 4.00%, 12/1/44	407,761
475,495	Pool #AS3930, 4.00%, 11/1/44	521,460
743,430	Pool #AS4070, 4.00%, 12/1/44	824,748
152,612	Pool #AS4390, 3.50%, 2/1/45	164,379
376,423	Pool #AS4732, 3.50%, 4/1/45	403,035
692,260	Pool #AS4905, 3.50%, 4/1/45	741,200
1,005,046	Pool #AS5341, 3.50%, 7/1/45	1,076,100
577,011	Pool #AS5576, 4.00%, 8/1/45	631,062
576,360	Pool #AS5919, 3.50%, 9/1/45	620,861
182,321	Pool #AS5922, 3.50%, 9/1/45	195,211
744,191	Pool #AS6303, 4.00%, 11/1/45	813,902
252,191	Pool #AS6469, 4.00%, 12/1/45	275,814
242,549	Pool #AS6607, 4.00%, 1/1/46	265,270
1,427,360	Pool #AS6778, 3.50%, 3/1/46	1,522,481
613,613	Pool #AS6958, 3.50%, 4/1/46	657,272
758,982	Pool #AS7138, 3.50%, 5/1/46	809,561
584,080	Pool #AS7139, 3.50%, 5/1/46	623,003

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 846,255	Pool #AS7334, 3.00%, 6/1/46	$889,538
1,130,879	Pool #AS7335, 3.00%, 5/1/46	1,188,718
679,519	Pool #AS7336, 3.00%, 6/1/46	723,852
1,935,395	Pool #AS7504, 3.00%, 7/1/46	2,034,382
466,553	Pool #AS7516, 3.00%, 7/1/46	490,415
879,484	Pool #AS7517, 3.00%, 6/1/46	924,465
281,237	Pool #AS7518, 3.00%, 7/1/46	297,581
158,689	Pool #AS7674, 3.00%, 8/1/46	166,805
1,083,375	Pool #AS7676, 3.00%, 8/1/46	1,138,785
670,607	Pool #AS8077, 3.00%, 10/1/46	704,906
708,427	Pool #AS8289, 3.00%, 10/1/46	744,660
1,388,051	Pool #AS8441, 3.00%, 11/1/46	1,459,043
1,251,016	Pool #AS8633, 3.50%, 1/1/47	1,334,385
677,670	Pool #AS8776, 3.50%, 2/1/47	722,831
564,631	Pool #AS9381, 4.00%, 4/1/47	608,904
389,149	Pool #AS9549, 4.00%, 5/1/47	419,661
1,293,208	Pool #AS9550, 4.00%, 5/1/47	1,394,608
755,596	Pool #AS9727, 3.50%, 6/1/47	801,185
246,245	Pool #AS9729, 4.00%, 6/1/47	265,553
198,834	Pool #AS9825, 4.00%, 6/1/47	214,994
698,413	Pool #AT2688, 3.00%, 5/1/43	739,757
91,296	Pool #AT2691, 3.00%, 5/1/43	97,295
548,983	Pool #AT3963, 2.50%, 3/1/28	572,888
251,071	Pool #AT7873, 2.50%, 6/1/28	262,882
359,171	Pool #AU0971, 3.50%, 8/1/43	388,052
382,741	Pool #AU2165, 3.50%, 7/1/43	413,518
704,319	Pool #AU2188, 3.50%, 8/1/43	760,954
93,771	Pool #AU6054, 4.00%, 9/1/43	101,254
307,065	Pool #AU6718, 4.00%, 10/1/43	337,205
550,675	Pool #AU7003, 4.00%, 11/1/43	606,487
253,895	Pool #AU7005, 4.00%, 11/1/43	278,998
574,712	Pool #AV0679, 4.00%, 12/1/43	631,533
350,438	Pool #AV9282, 4.00%, 2/1/44	377,560
347,561	Pool #AW0993, 4.00%, 5/1/44	382,690
137,846	Pool #AW1565, 4.00%, 4/1/44	148,690
800,507	Pool #AW5046, 4.00%, 7/1/44	877,892
276,807	Pool #AW5047, 4.00%, 7/1/44	303,566
110,622	Pool #AW7040, 4.00%, 6/1/44	119,547
364,800	Pool #AW8629, 3.50%, 5/1/44	391,370
714,182	Pool #AX2884, 3.50%, 11/1/44	776,141
1,058,298	Pool #AX4860, 3.50%, 12/1/44	1,135,806
175,036	Pool #AY0075, 3.50%, 11/1/44	187,855
583,684	Pool #AY1389, 3.50%, 4/1/45	624,949
412,143	Pool #AY3435, 3.50%, 5/1/45	441,280
622,517	Pool #AY5571, 3.50%, 6/1/45	666,527
629,220	Pool #BC0802, 3.50%, 4/1/46	673,989
919,686	Pool #BC0804, 3.50%, 4/1/46	980,975
672,857	Pool #BC1135, 3.00%, 6/1/46	708,944

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 998,509	Pool #BD5021, 3.50%, 2/1/47	$1,065,930
1,658,920	Pool #BD7140, 4.00%, 4/1/47	1,788,994
1,435,153	Pool #BE4232, 3.00%, 12/1/46	1,508,555
185,321	Pool #BE9743, 3.50%, 4/1/47	198,344
1,210,368	Pool #BH2665, 3.50%, 9/1/47	1,283,396
624,378	Pool #BH4659, 4.00%, 6/1/47	686,134
1,397,321	Pool #BJ0657, 4.00%, 2/1/48	1,496,723
621,968	Pool #BJ2670, 4.00%, 4/1/48	666,213
772,118	Pool #BJ5158, 4.00%, 4/1/48	827,045
629,390	Pool #BK7685, 4.00%, 10/1/48	674,164
1,020,015	Pool #BK7924, 4.00%, 11/1/48	1,092,576
8,920,000	Pool #BL4650, 2.30%, 10/1/31	9,128,273
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,490,912
2,646,553	Pool #BL9077, 1.50%, 1/1/31	2,583,792
3,000,000	Pool #BL9218, 1.41%, 11/1/30	2,875,923
500,000	Pool #BL9633, 1.92%, 12/1/35	478,869
1,527,000	Pool #BL9652, 1.56%, 12/1/30	1,492,605
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,457,189
250,000	Pool #BL9895, 1.62%, 12/1/32	238,403
941,065	Pool #BO1263, 3.50%, 6/1/49	1,004,296
1,014,149	Pool #BO3599, 3.00%, 9/1/49	1,054,859
587,916	Pool #BO5263, 3.00%, 9/1/49	613,837
1,185,927	Pool #BP8731, 2.50%, 6/1/50	1,216,072
1,602,633	Pool #BP8741, 2.50%, 6/1/50	1,643,370
1,990,814	Pool #BQ4469, 2.00%, 2/1/51	1,986,152
516,543	Pool #BQ4493, 1.50%, 2/1/51	499,183
600,372	Pool #BQ5723, 2.00%, 10/1/50	599,117
1,729,695	Pool #BQ7523, 2.00%, 11/1/50	1,725,644
1,025,641	Pool #BQ7524, 2.50%, 10/1/50	1,051,712
2,575,256	Pool #BR1113, 2.00%, 11/1/50	2,569,329
898,613	Pool #BR1114, 1.50%, 11/1/50	868,412
470,208	Pool #BR1115, 2.50%, 12/1/50	482,186
1,073,989	Pool #BR3565, 2.00%, 1/1/51	1,071,517
835,988	Pool #BR3566, 2.50%, 12/1/50	859,977
230,395	Pool #BR7088, 2.00%, 3/1/51	229,849
1,781,423	Pool #BS0025, 1.38%, 12/1/30	1,727,931
3,000,000	Pool #BS0046, 1.23%, 12/1/27	3,018,001
2,950,000	Pool #BS0179, 1.67%, 1/1/33	2,840,132
4,483,627	Pool #BS0345, 1.61%, 1/1/36	4,233,159
2,495,000	Pool #BS0391, 1.63%, 1/1/33	2,385,955
1,990,000	Pool #BS0596, 1.38%, 1/1/31	1,901,251
3,700,000	Pool #BS0915, 1.62%, 3/1/31	3,590,241
1,000,000	Pool #BS1281, 1.59%, 3/1/31	970,633
690,000	Pool #BS1326, 1.19%, 3/1/26	694,220
2,000,000	Pool #BS1482, 1.61%, 3/1/31	1,963,311
700,000	Pool #BS1524, 2.01%, 3/1/33	693,037
1,141,847	Pool #CA0114, 3.50%, 8/1/47	1,210,741

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 813,864	Pool #CA0334, 3.50%, 9/1/47	$867,209
1,819,284	Pool #CA0534, 3.50%, 10/1/47	1,929,052
610,093	Pool #CA0536, 3.50%, 10/1/47	646,903
844,078	Pool #CA0551, 4.00%, 10/1/47	910,261
890,083	Pool #CA0565, 3.50%, 10/1/47	949,442
1,345,085	Pool #CA0742, 3.50%, 11/1/47	1,426,241
799,825	Pool #CA0743, 3.50%, 11/1/47	856,958
1,141,225	Pool #CA0825, 3.50%, 12/1/47	1,210,082
700,778	Pool #CA0981, 3.50%, 12/1/47	743,060
1,208,109	Pool #CA1070, 3.50%, 1/1/48	1,281,001
499,206	Pool #CA1115, 3.50%, 1/1/48	529,326
1,025,290	Pool #CA1130, 3.50%, 1/1/48	1,087,152
679,619	Pool #CA1131, 3.50%, 2/1/48	720,624
1,224,137	Pool #CA1132, 3.50%, 1/1/48	1,297,996
873,693	Pool #CA1144, 3.50%, 2/1/48	926,408
191,713	Pool #CA1152, 3.50%, 2/1/48	203,280
727,091	Pool #CA1160, 3.50%, 2/1/48	777,789
730,501	Pool #CA1161, 3.50%, 2/1/48	772,951
584,094	Pool #CA1338, 4.00%, 3/1/48	627,929
1,310,918	Pool #CA1339, 3.50%, 3/1/48	1,387,096
548,737	Pool #CA1418, 4.00%, 3/1/48	589,918
255,154	Pool #CA1420, 4.00%, 3/1/48	273,996
533,567	Pool #CA1468, 4.00%, 3/1/48	572,968
1,220,618	Pool #CA1469, 4.00%, 3/1/48	1,307,450
634,372	Pool #CA1471, 4.00%, 3/1/48	679,500
1,555,860	Pool #CA1507, 4.00%, 4/1/48	1,670,754
426,778	Pool #CA1610, 3.50%, 3/1/48	451,578
452,233	Pool #CA1611, 4.00%, 4/1/48	485,629
614,934	Pool #CA1612, 3.50%, 4/1/48	654,926
528,809	Pool #CA1613, 4.00%, 4/1/48	566,428
466,395	Pool #CA2381, 4.00%, 9/1/48	499,573
425,167	Pool #CA2440, 4.00%, 9/1/48	457,075
533,588	Pool #CA2441, 4.00%, 10/1/48	576,940
263,902	Pool #CA2442, 4.00%, 10/1/48	285,343
618,256	Pool #CA2443, 4.00%, 10/1/48	662,238
659,569	Pool #CA2468, 4.00%, 10/1/48	708,276
748,373	Pool #CA2594, 4.00%, 11/1/48	815,098
255,012	Pool #CA2913, 4.00%, 1/1/49	273,844
300,448	Pool #CA2914, 4.00%, 1/1/49	321,821
551,385	Pool #CA3042, 4.00%, 1/1/49	592,103
948,045	Pool #CA3043, 4.00%, 2/1/49	1,015,487
507,386	Pool #CA3044, 4.50%, 2/1/49	553,578
589,800	Pool #CA3045, 4.50%, 1/1/49	643,858
66,609	Pool #CA3132, 4.00%, 2/1/49	71,802
261,754	Pool #CA3557, 3.50%, 5/1/49	279,835
1,149,942	Pool #CA3628, 3.50%, 6/1/49	1,213,771
876,241	Pool #CA3793, 3.50%, 6/1/49	924,879
266,231	Pool #CA3936, 3.50%, 7/1/49	281,009

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 527,532	Pool #CA4043, 3.00%, 8/1/49	$548,708
1,036,525	Pool #CA4320, 3.00%, 9/1/49	1,078,133
704,678	Pool #CA5106, 3.00%, 1/1/50	732,965
441,341	Pool #CA5132, 3.00%, 2/1/50	459,058
1,005,383	Pool #CA5309, 3.00%, 3/1/50	1,046,280
1,138,414	Pool #CA5312, 3.00%, 3/1/50	1,190,897
1,176,013	Pool #CA6150, 2.50%, 6/1/50	1,205,906
1,239,643	Pool #CA6151, 2.50%, 6/1/50	1,271,153
978,636	Pool #CA6251, 3.00%, 6/1/50	1,019,421
1,905,388	Pool #CA6253, 2.00%, 7/1/50	1,901,003
4,687,830	Pool #CA6261, 2.50%, 6/1/50	4,816,389
1,854,527	Pool #CA6263, 2.50%, 7/1/50	1,901,667
875,534	Pool #CA6285, 2.50%, 7/1/50	898,451
1,792,556	Pool #CA6966, 2.00%, 9/1/50	1,789,127
2,874,809	Pool #CA6967, 2.00%, 9/1/50	2,868,076
1,832,700	Pool #CA6968, 2.00%, 9/1/50	1,828,408
1,368,841	Pool #CA6969, 2.00%, 9/1/50	1,365,636
2,434,597	Pool #CA6971, 2.50%, 9/1/50	2,496,481
1,793,202	Pool #CA6972, 2.50%, 8/1/50	1,838,783
1,042,109	Pool #CA6973, 2.50%, 9/1/50	1,068,598
1,169,520	Pool #CA7258, 2.50%, 9/1/50	1,200,399
1,476,825	Pool #CA7259, 2.50%, 9/1/50	1,514,364
1,712,635	Pool #CA7317, 2.00%, 10/1/50	1,709,359
1,891,795	Pool #CA7549, 2.00%, 10/1/50	1,888,176
1,875,456	Pool #CA7917, 2.00%, 11/1/50	1,874,027
1,127,086	Pool #CA8069, 1.50%, 12/1/50	1,089,207
1,445,242	Pool #CA8070, 2.00%, 12/1/50	1,441,916
3,934,119	Pool #CA8077, 2.00%, 12/1/50	3,924,906
4,701,074	Pool #CA8337, 1.50%, 12/1/50	4,543,079
4,941,936	Pool #CA8340, 2.00%, 12/1/50	4,930,362
1,030,377	Pool #CA8425, 1.50%, 12/1/50	996,448
1,309,569	Pool #CA8432, 2.00%, 12/1/50	1,306,555
2,879,821	Pool #CA8518, 2.00%, 1/1/51	2,873,193
1,488,407	Pool #CA8685, 1.50%, 1/1/51	1,438,385
4,478,385	Pool #CA8811, 2.00%, 1/1/51	4,467,897
5,138,500	Pool #CA9048, 2.00%, 2/1/51	5,126,466
4,261,333	Pool #CB0063, 2.50%, 4/1/51	4,375,925
350,000	Pool #CB0245, 2.50%, 4/1/51	359,362
50,563	Pool #MC0013, 5.50%, 12/1/38	54,590
82,038	Pool #MC0014, 5.50%, 12/1/38	89,508
67,657	Pool #MC0016, 5.50%, 11/1/38	73,411
65,001	Pool #MC0038, 4.50%, 3/1/39	72,888
44,896	Pool #MC0059, 4.00%, 4/1/39	49,679
79,561	Pool #MC0081, 4.00%, 5/1/39	87,707
42,369	Pool #MC0112, 4.50%, 6/1/39	47,510
84,936	Pool #MC0127, 4.50%, 7/1/39	95,114
471,628	Pool #MC0154, 4.50%, 8/1/39	528,139

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 85,148	Pool #MC0160, 4.50%, 8/1/39	$95,350
199,277	Pool #MC0171, 4.50%, 9/1/39	223,155
206,404	Pool #MC0177, 4.50%, 9/1/39	231,136
116,080	Pool #MC0270, 4.50%, 3/1/40	129,593
339,175	Pool #MC0325, 4.50%, 7/1/40	378,661
148,376	Pool #MC0584, 4.00%, 1/1/42	163,764
59,642	Pool #MC3344, 5.00%, 12/1/38	68,137

		318,156,524

Freddie Mac — 27.36%
928,940	Pool #Q63813, 3.50%, 4/1/49	983,868
956,858	Pool #QB5148, 2.00%, 11/1/50	954,858
1,493,107	Pool #QB5731, 2.00%, 11/1/50	1,489,671
2,243,335	Pool #QB5732, 2.50%, 11/1/50	2,300,385
1,788,989	Pool #QB6982, 2.00%, 11/1/50	1,784,799
566,008	Pool #QB6992, 1.50%, 12/1/50	547,028
1,277,584	Pool #RA1234, 3.50%, 8/1/49	1,348,458
837,255	Pool #RA1382, 3.00%, 9/1/49	870,855
1,946,121	Pool #RA1383, 3.00%, 9/1/49	2,024,220
783,517	Pool #RA1470, 3.00%, 10/1/49	814,960
790,781	Pool #RA1713, 3.00%, 11/1/49	822,516
692,873	Pool #RA1714, 3.00%, 11/1/49	720,678
708,804	Pool #RA1715, 3.00%, 10/1/49	737,249
930,317	Pool #RA1716, 3.00%, 11/1/49	967,651
497,375	Pool #RA1724, 2.50%, 10/1/49	509,682
532,982	Pool #RA1979, 3.00%, 12/1/49	557,428
945,287	Pool #RA1987, 3.00%, 12/1/49	986,953
2,116,310	Pool #RA1988, 3.00%, 1/1/50	2,201,239
1,058,908	Pool #RA2158, 3.00%, 2/1/50	1,101,861
1,011,638	Pool #RA2162, 3.00%, 2/1/50	1,052,674
1,576,545	Pool #RA2255, 3.00%, 3/1/50	1,640,496
2,054,592	Pool #RA2256, 3.00%, 3/1/50	2,137,934
1,196,672	Pool #RA2340, 3.00%, 3/1/50	1,245,213
430,497	Pool #RA2395, 2.50%, 4/1/50	441,444
1,004,047	Pool #RA3097, 2.50%, 7/1/50	1,029,581
1,955,867	Pool #RA3207, 2.50%, 7/1/50	2,007,236
3,304,204	Pool #RA3208, 2.50%, 7/1/50	3,388,232
5,653,267	Pool #RA3249, 2.50%, 8/1/50	5,797,034
1,246,554	Pool #RA3339, 2.00%, 8/1/50	1,243,635
1,493,241	Pool #RA3552, 2.00%, 9/1/50	1,489,804
1,202,241	Pool #RA3553, 2.50%, 8/1/50	1,233,908
4,026,621	Pool #RA3679, 2.00%, 9/1/50	4,017,191
2,333,664	Pool #RA3680, 2.50%, 9/1/50	2,393,011
971,454	Pool #RA3711, 2.00%, 9/1/50	969,178
727,920	Pool #RA3712, 2.50%, 9/1/50	747,144
631,847	Pool #RA3733, 2.00%, 10/1/50	630,393
751,533	Pool #RA3734, 2.50%, 10/1/50	771,385
1,215,307	Pool #RA3747, 2.00%, 9/1/50	1,212,461

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 6,127,693	Pool #RA3748, 2.50%, 10/1/50	$6,283,525
1,936,427	Pool #RA3751, 2.00%, 10/1/50	1,933,360
2,846,162	Pool #RA3803, 1.50%, 12/1/50	2,750,506
414,388	Pool #RA3861, 1.50%, 10/1/50	400,492
1,742,480	Pool #RA3862, 2.00%, 10/1/50	1,738,399
2,002,963	Pool #RA3917, 1.50%, 10/1/50	1,935,646
4,017,033	Pool #RA3918, 2.00%, 10/1/50	4,007,626
859,228	Pool #RA3928, 1.50%, 11/1/50	830,415
248,400	Pool #RA3929, 2.00%, 10/1/50	248,022
660,002	Pool #RA4018, 2.00%, 1/1/51	658,484
708,680	Pool #RA4055, 2.00%, 11/1/50	707,021
744,412	Pool #RA4056, 1.50%, 11/1/50	719,393
9,096,375	Pool #RA4195, 2.00%, 12/1/50	9,075,072
6,667,713	Pool #RA4254, 2.00%, 12/1/50	6,652,368
937,829	Pool #RA4274, 1.50%, 12/1/50	906,380
1,405,880	Pool #RA4357, 2.00%, 1/1/51	1,402,587
1,610,726	Pool #RA4377, 2.00%, 2/1/51	1,608,174
2,601,620	Pool #RA4420, 2.00%, 1/1/51	2,595,527
3,647,374	Pool #RA4503, 2.00%, 2/1/51	3,638,833
919,225	Pool #RA4548, 2.00%, 2/1/51	917,072
2,419,147	Pool #RA4578, 2.00%, 2/1/51	2,413,415
532,062	Pool #RA4590, 2.00%, 2/1/51	530,801
314,277	Pool #RA4597, 2.00%, 2/1/51	313,541
262,307	Pool #RA4618, 2.00%, 2/1/51	261,703
1,065,842	Pool #RA4621, 2.00%, 2/1/51	1,063,316
1,785,559	Pool #RA4738, 2.00%, 3/1/51	1,781,329
4,606,221	Pool #RA4745, 2.00%, 3/1/51	4,595,307
1,471,867	Pool #RA4775, 2.00%, 3/1/51	1,468,380
1,384,400	Pool #RA4835, 2.50%, 3/1/51	1,421,624
2,759,011	Pool #RA4872, 2.50%, 4/1/51	2,833,197
1,547,186	Pool #WA3103, 3.30%, 2/1/27	1,687,022
4,738,112	Pool #WA3125, 1.75%, 10/1/34	4,509,580
993,492	Pool #WA3211, 1.91%, 9/1/35	956,169
1,093,575	Pool #WA3305, 1.75%, 6/1/37	1,025,900
979,047	Pool #WA5002, 2.62%, 11/1/31	1,026,372
1,924,424	Pool #WN3000, 3.14%, 1/1/28	2,091,163
1,000,000	Pool #WN3049, 2.39%, 9/1/31	1,030,108
508,016	Pool #ZA4828, 4.00%, 3/1/47	548,130
251,266	Pool #ZA4891, 3.50%, 3/1/47	271,245
841,553	Pool #ZA4892, 4.00%, 5/1/47	908,004
698,274	Pool #ZA4893, 3.50%, 4/1/47	744,144
939,535	Pool #ZA4912, 3.50%, 5/1/47	996,348
1,137,811	Pool #ZA4913, 4.00%, 5/1/47	1,227,656
835,437	Pool #ZA5036, 3.50%, 9/1/47	885,956
1,169,533	Pool #ZA5070, 3.50%, 11/1/47	1,246,360
547,738	Pool #ZA5090, 3.50%, 11/1/47	580,859
1,113,286	Pool #ZA5174, 3.50%, 12/1/47	1,180,605

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 2,314,140	Pool #ZA5238, 3.50%, 2/1/48	$2,454,075
698,612	Pool #ZA5245, 3.50%, 1/1/48	740,857
1,891,771	Pool #ZA5253, 3.50%, 1/1/48	2,006,165
1,148,307	Pool #ZA5254, 4.00%, 1/1/48	1,238,980
730,014	Pool #ZA5308, 4.00%, 1/1/48	787,658
805,501	Pool #ZA5575, 4.00%, 7/1/48	865,082
1,036,536	Pool #ZA5637, 4.50%, 8/1/48	1,128,749
928,240	Pool #ZA5645, 4.00%, 8/1/48	999,251
247,168	Pool #ZA6576, 3.50%, 4/1/49	260,879
106,950	Pool #ZI0238, 5.00%, 6/1/33	121,303
186,226	Pool #ZI0412, 5.00%, 8/1/33	211,218
71,551	Pool #ZI0543, 4.50%, 8/1/33	80,134
50,494	Pool #ZI0549, 5.00%, 8/1/33	57,529
34,127	Pool #ZI0743, 4.50%, 9/1/33	38,239
110,397	Pool #ZI0807, 5.00%, 9/1/33	125,213
121,222	Pool #ZI1023, 5.50%, 11/1/33	133,943
20,332	Pool #ZI1352, 5.50%, 12/1/33	20,634
95,450	Pool #ZI1353, 5.50%, 1/1/34	105,403
143,713	Pool #ZI1493, 5.50%, 1/1/34	158,059
152,003	Pool #ZI1524, 5.50%, 2/1/34	169,045
72,836	Pool #ZI1630, 5.50%, 3/1/34	78,776
163,836	Pool #ZI1689, 5.50%, 4/1/34	181,046
81,436	Pool #ZI1802, 5.50%, 4/1/34	85,915
144,715	Pool #ZI1991, 5.00%, 5/1/34	165,119
139,943	Pool #ZI2332, 5.00%, 6/1/34	159,674
152,381	Pool #ZI2333, 5.00%, 6/1/34	173,866
161,314	Pool #ZI2888, 6.00%, 12/1/34	180,471
213,543	Pool #ZI2939, 5.50%, 12/1/34	238,392
135,936	Pool #ZI3102, 5.00%, 1/1/35	155,102
86,926	Pool #ZI3254, 5.50%, 4/1/35	95,602
184,484	Pool #ZI3507, 5.00%, 9/1/35	210,499
156,916	Pool #ZI3713, 5.00%, 5/1/35	179,043
84,020	Pool #ZI4118, 5.50%, 1/1/36	91,183
98,862	Pool #ZI4119, 5.00%, 1/1/36	112,803
149,700	Pool #ZI4120, 5.50%, 1/1/36	163,385
213,749	Pool #ZI4200, 5.50%, 2/1/36	239,352
89,508	Pool #ZI4201, 6.00%, 2/1/36	97,718
240,202	Pool #ZI4429, 5.00%, 6/1/35	274,074
61,169	Pool #ZI4521, 5.50%, 7/1/35	65,829
178,961	Pool #ZI4572, 5.50%, 8/1/35	197,794
79,809	Pool #ZI4605, 5.50%, 9/1/35	86,275
79,154	Pool #ZI4606, 5.50%, 9/1/35	85,843
118,121	Pool #ZI4704, 5.00%, 11/1/35	134,777
125,620	Pool #ZI4705, 5.00%, 11/1/35	143,334
52,838	Pool #ZI4706, 5.50%, 11/1/35	57,243
129,424	Pool #ZI4855, 6.00%, 5/1/36	141,030
74,066	Pool #ZI4882, 6.00%, 5/1/36	81,356
233,949	Pool #ZI4979, 6.00%, 6/1/36	259,828

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 57,568	Pool #ZI5006, 6.00%, 6/1/36	$60,155
114,225	Pool #ZI5896, 5.50%, 4/1/37	123,997
179,586	Pool #ZI5912, 5.50%, 4/1/37	199,175
93,051	Pool #ZI6311, 5.50%, 6/1/37	101,326
136,891	Pool #ZI6352, 5.50%, 7/1/37	149,444
139,231	Pool #ZI6583, 5.50%, 8/1/37	154,241
120,363	Pool #ZI6598, 6.00%, 8/1/37	131,752
62,460	Pool #ZI6814, 6.00%, 10/1/37	68,634
56,423	Pool #ZI6976, 5.50%, 7/1/37	61,618
330,333	Pool #ZI9925, 5.00%, 4/1/40	375,132
92,816	Pool #ZJ0038, 4.50%, 5/1/40	103,654
394,902	Pool #ZJ0482, 4.50%, 9/1/40	441,013
375,241	Pool #ZJ0844, 4.00%, 12/1/40	413,556
128,439	Pool #ZJ1058, 4.00%, 12/1/40	141,554
191,069	Pool #ZJ1264, 4.00%, 1/1/41	210,579
402,684	Pool #ZJ1444, 4.00%, 3/1/41	444,687
222,422	Pool #ZJ1445, 4.50%, 3/1/41	249,069
24,023	Pool #ZJ4162, 7.50%, 2/1/30	24,994
56,366	Pool #ZJ5032, 6.50%, 5/1/31	61,308
42,147	Pool #ZJ5104, 6.50%, 6/1/31	45,193
35,760	Pool #ZJ5458, 6.50%, 11/1/31	38,230
35,808	Pool #ZJ5928, 6.50%, 3/1/32	37,847
136,674	Pool #ZJ6638, 6.00%, 11/1/32	153,301
68,825	Pool #ZJ6955, 5.50%, 3/1/33	75,108
49,467	Pool #ZJ6956, 5.50%, 3/1/33	53,061
97,487	Pool #ZK4661, 2.50%, 11/1/27	101,687
449,060	Pool #ZL2630, 3.50%, 12/1/41	485,627
345,561	Pool #ZL2708, 3.50%, 1/1/42	373,700
1,070,411	Pool #ZL5676, 3.00%, 4/1/43	1,134,183
575,895	Pool #ZL6090, 3.00%, 6/1/43	610,205
356,649	Pool #ZL6097, 3.00%, 6/1/43	377,897
686,467	Pool #ZL9372, 3.00%, 4/1/45	724,553
542,315	Pool #ZL9669, 3.50%, 6/1/45	580,676
215,073	Pool #ZM1422, 3.50%, 7/1/46	229,515
528,156	Pool #ZM1423, 3.50%, 7/1/46	563,622
869,397	Pool #ZM1736, 3.00%, 9/1/46	913,792
1,317,771	Pool #ZM1738, 3.00%, 9/1/46	1,385,063
724,996	Pool #ZM8750, 4.00%, 9/1/48	776,656
922,271	Pool #ZN1022, 4.00%, 11/1/48	987,984
20,907	Pool #ZN5269, 6.50%, 10/1/31	21,469
47,260	Pool #ZN5316, 5.00%, 5/1/34	53,924
72,421	Pool #ZN5321, 5.50%, 5/1/34	78,208
44,116	Pool #ZN5322, 5.50%, 5/1/34	47,224
51,939	Pool #ZN5332, 5.00%, 11/1/34	59,262
32,413	Pool #ZN5333, 5.50%, 11/1/34	33,659
854,087	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(b)	900,725
2,498,139	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	2,666,908

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 421,227	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(b)	$451,080
968,877	Series 2018-SB53, Class A10F, 3.65%, 6/25/28(b)	1,044,103
437,146	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(b)	465,745
1,848,281	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(b)	1,947,092
735,138	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(b)	772,407
2,313,911	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(b)	2,386,026
940,280	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(b)	975,754
1,994,938	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(b)	1,912,092
3,148,010	Series Q014, Class A1, 1.56%, 1/25/36	2,954,698
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(b)	1,154,383

		188,705,741

Ginnie Mae — 10.29%
77,685	Pool #409117, 5.50%, 6/20/38	82,896
312,007	Pool #442423, 4.00%, 9/20/41	346,689
164,915	Pool #616936, 5.50%, 1/15/36	187,843
964,751	Pool #618363, 4.00%, 9/20/41	1,064,345
373,956	Pool #664269, 5.85%, 6/15/38	373,956
22,862	Pool #675509, 5.50%, 6/15/38	23,754
150,687	Pool #697672, 5.50%, 12/15/38	164,605
252,896	Pool #697814, 5.00%, 2/15/39	273,176
333,374	Pool #697885, 4.50%, 3/15/39	372,806
102,388	Pool #698112, 4.50%, 5/15/39	115,882
477,701	Pool #698113, 4.50%, 5/15/39	540,661
48,625	Pool #699294, 5.63%, 9/20/38	51,960
1,052,827	Pool #713519, 6.00%, 7/15/39	1,217,861
254,582	Pool #716822, 4.50%, 4/15/39	288,676
62,849	Pool #716823, 4.50%, 4/15/39	72,386
109,861	Pool #717132, 4.50%, 5/15/39	124,340
326,708	Pool #720080, 4.50%, 6/15/39	370,461
265,259	Pool #724629, 5.00%, 7/20/40	300,640
350,281	Pool #726550, 5.00%, 9/15/39	380,409
264,246	Pool #729346, 4.50%, 7/15/41	301,572
322,698	Pool #738844, 3.50%, 10/15/41	347,414
152,553	Pool #738845, 3.50%, 10/15/41	164,237
502,912	Pool #738862, 4.00%, 10/15/41	553,769
267,594	Pool #747241, 5.00%, 9/20/40	303,286
579,461	Pool #748654, 3.50%, 9/15/40	626,401
141,501	Pool #748846, 4.50%, 9/20/40	158,449
286,283	Pool #757016, 3.50%, 11/15/40	309,473
183,848	Pool #757017, 4.00%, 12/15/40	202,398
327,610	Pool #759297, 4.00%, 1/20/41	361,397
223,689	Pool #759298, 4.00%, 2/20/41	246,758
152,685	Pool #762877, 4.00%, 4/15/41	168,125
84,885	Pool #763564, 4.50%, 5/15/41	98,127
254,235	Pool #770481, 4.00%, 8/15/41	282,981
42,363	Pool #770482, 4.50%, 8/15/41	49,520
431,648	Pool #770517, 4.00%, 8/15/41	478,515

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 341,236	Pool #770529, 4.00%, 8/15/41	$378,286
52,760	Pool #770537, 4.00%, 8/15/41	59,588
241,060	Pool #770738, 4.50%, 6/20/41	270,022
194,421	Pool #779592, 4.00%, 11/20/41	217,119
114,064	Pool #779593, 4.00%, 11/20/41	126,743
432,293	Pool #AA6312, 3.00%, 4/15/43	463,172
467,130	Pool #AA6424, 3.00%, 5/15/43	495,603
869,768	Pool #AB2733, 3.50%, 8/15/42	937,093
662,273	Pool #AB2745, 3.00%, 8/15/42	697,332
940,780	Pool #AB2841, 3.00%, 9/15/42	998,275
219,192	Pool #AB2843, 3.00%, 9/15/42	233,897
114,558	Pool #AB2852, 3.50%, 9/15/42	123,609
418,939	Pool #AE6946, 3.00%, 6/15/43	446,971
172,030	Pool #AE8253, 4.00%, 2/20/44	189,893
78,049	Pool #AG8915, 4.00%, 2/20/44	87,721
535,521	Pool #AK6446, 3.00%, 1/15/45	577,113
491,104	Pool #AK7036, 3.00%, 4/15/45	517,796
305,622	Pool #AO3594, 3.50%, 8/20/45	328,089
287,269	Pool #AP3887, 3.50%, 9/20/45	310,589
430,312	Pool #AR4919, 3.50%, 3/20/46	459,290
670,276	Pool #AR4970, 3.50%, 4/20/46	715,413
496,339	Pool #AS2921, 3.50%, 4/20/46	533,259
376,468	Pool #AS4332, 3.00%, 6/20/46	397,001
597,443	Pool #AS5511, 3.50%, 3/20/46	637,676
796,632	Pool #AX7237, 3.50%, 11/20/46	853,577
687,088	Pool #BO2104, 3.00%, 8/20/49	731,209
1,554,076	Pool #BR3787, 3.00%, 12/20/49	1,653,869
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(b)	719,754
1,426,207	Series 2012-107, Class A, 1.15%, 1/16/45	1,438,035
1,600,000	Series 2012-112, Class B, 2.47%, 1/16/53(b)	1,660,885
1,479,763	Series 2012-115, Class A, 2.13%, 4/16/45	1,520,757
1,550,906	Series 2012-120, Class A, 1.90%, 2/16/53	1,584,675
631,934	Series 2012-131, Class A, 1.90%, 2/16/53	646,719
314,325	Series 2012-144, Class AD, 1.77%, 1/16/53	321,636
2,801,663	Series 2012-33, Class B, 2.89%, 3/16/46	2,828,949
81,403	Series 2012-35, Class C, 3.25%, 11/16/52(b)	84,648
2,669,242	Series 2012-58, Class B, 2.20%, 3/16/44	2,673,451
501,916	Series 2012-78, Class A, 1.68%, 3/16/44	503,145
87,778	Series 2013-101, Class AG, 1.76%, 4/16/38	87,754
365,438	Series 2013-105, Class A, 1.71%, 2/16/37	366,831
266,828	Series 2013-107, Class A, 2.00%, 5/16/40	268,055
245,988	Series 2013-126, Class BK, 2.45%, 10/16/47(b)	255,209
156,365	Series 2013-17, Class A, 1.13%, 1/16/49	156,807
405,390	Series 2013-29, Class AB, 1.77%, 10/16/45	412,766
281,391	Series 2013-33, Class A, 1.06%, 7/16/38	281,917
932,437	Series 2013-63, Class AB, 1.38%, 3/16/45	939,999
473,247	Series 2013-97, Class AC, 2.00%, 6/16/45	483,496

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 45,816	Series 2014-148, Class A, 2.65%, 11/16/43	$45,841
683,505	Series 2014-172, Class AF, 2.50%, 9/16/41	685,926
201,859	Series 2014-82, Class AB, 2.40%, 5/16/45	202,910
58,761	Series 2015-107, Class AB, 2.50%, 11/16/49	61,012
1,084,148	Series 2015-114, Class AD, 2.50%, 11/15/51	1,108,302
560,713	Series 2015-128, Class AD, 2.50%, 12/16/50	578,750
414,851	Series 2015-130, Class AH, 2.90%, 8/16/47(b)	421,211
1,536,792	Series 2015-135, Class AC, 2.35%, 4/16/49	1,589,881
650,745	Series 2015-136, Class AC, 2.50%, 3/16/47	671,611
360,002	Series 2015-15, Class A, 2.00%, 11/16/48	369,046
797,376	Series 2015-154, Class AD, 2.50%, 5/16/54	829,017
494,932	Series 2015-171, Class DA, 2.37%, 3/16/46	512,233
750,269	Series 2015-22, Class A, 2.40%, 8/16/47	768,903
712,471	Series 2015-70, Class AB, 2.30%, 11/16/48	735,903
171,953	Series 2015-98, Class AB, 2.20%, 11/16/43	173,999
223,725	Series 2016-11, Class AD, 2.25%, 11/16/43	225,522
550,828	Series 2016-14, Class AB, 2.15%, 8/16/42	561,320
1,263,813	Series 2016-152, Class EA, 2.20%, 8/15/58	1,289,226
1,697,215	Series 2016-157, Class AC, 2.00%, 11/16/50	1,734,119
460,500	Series 2016-26, Class A, 2.25%, 12/16/55	466,025
418,681	Series 2016-28, Class AB, 2.40%, 11/16/55	423,345
248,934	Series 2016-36, Class AB, 2.30%, 6/16/56	253,939
580,375	Series 2016-39, Class AH, 2.50%, 9/16/44	594,286
436,574	Series 2016-50, Class A, 2.30%, 7/16/52	445,206
1,559,396	Series 2016-64, Class CA, 2.30%, 3/16/45	1,602,079
451,832	Series 2016-67, Class A, 2.30%, 7/16/56	456,221
426,800	Series 2016-94, Class AC, 2.20%, 8/16/57	436,615
584,523	Series 2016-96, Class BA, 1.95%, 3/16/43	595,547
701,068	Series 2017-127, Class AB, 2.50%, 2/16/59	724,994
1,015,223	Series 2017-135, Class AE, 2.60%, 10/16/58	1,053,955
395,634	Series 2017-140, Class A, 2.50%, 2/16/59	408,516
312,018	Series 2017-157, Class AH, 2.55%, 2/16/53	324,516
1,327,417	Series 2017-41, Class AC, 2.25%, 3/16/57	1,367,456
752,401	Series 2017-46, Class A, 2.50%, 11/16/57	776,296
1,247,417	Series 2017-71, Class AS, 2.70%, 4/16/57	1,300,600
495,428	Series 2017-9, Class AE, 2.40%, 9/16/50	513,251
1,757,738	Series 2017-94, Class AH, 2.60%, 2/16/59	1,827,990
730,218	Series 2018-2, Class AD, 2.40%, 3/16/59	756,470
665,087	Series 2018-26, Class AD, 2.50%, 3/16/52	685,801
1,633,296	Series 2018-3, Class AG, 2.50%, 10/16/58	1,697,043

		70,956,344

Total U.S. Government Agency Backed Mortgages		577,818,609

(Cost $570,094,720)

U.S. Government Agency Obligations — 6.88%
Small Business Administration — 6.88%
209,401	(Prime Index - 2.600%), 0.65%, 7/25/41(c)	210,171

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 558,762	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	$561,165
298,733	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	299,856
428,675	(Prime Index - 2.600%), 0.65%, 7/25/42(c)	430,059
1,308,504	(Prime Index - 2.550%), 0.70%, 7/25/42(c)	1,318,295
345,925	(Prime Index - 2.525%), 0.73%, 11/25/41(c)	347,692
559,778	(Prime Index - 2.500%), 0.75%, 2/25/28(c)	563,655
68,508	0.88%, 1/1/32(a),(b)	71,381
3,411,477	1.26%, 7/18/30(a),(d),(e)	51,178
818,624	(Prime Index - 1.400%), 1.85%, 7/25/41(c)	854,320
1,915,875	(Prime Index - 0.675%), 2.58%, 9/25/43(c)	2,053,403
4,951,750	(Prime Index - 0.675%), 2.58%, 11/25/45(c)	5,438,162
4,196,330	(Prime Index - 0.675%), 2.58%, 1/25/46(c)	4,610,336
292,694	(Prime Index - 0.425%), 2.83%, 11/25/27(c)	301,534
1,373,897	(Prime Index - 0.356%), 2.89%, 12/25/45(c)	1,527,261
242,375	(Prime Index - 0.211%), 3.04%, 2/25/40(c)	257,239
523,159	(Prime Index - 0.067%), 3.18%, 7/25/29(c)	547,075
101,750	(Prime Index + 0.028%), 3.28%, 12/25/40(c)	110,648
4,599	3.36%, 7/1/21(a)	4,622
617,157	3.36%, 7/8/24(a),(f)	640,903
634,157	(Prime Index + 0.116%), 3.37%, 8/25/29(c)	664,745
696,999	(Prime Index + 0.115%), 3.37%, 1/25/46(c)	790,294
491,189	(Prime Index + 0.143%), 3.39%, 6/25/29(c)	514,943
580,324	(Prime Index + 0.188%), 3.44%, 11/25/28(c)	608,905
103,144	(Prime Index + 0.325%), 3.58%, 10/25/30(c)	114,209
3,666,797	(Prime Index + 0.325%), 3.58%, 11/25/30(c)	4,062,942
751,854	(Prime Index + 0.325%), 3.58%, 2/25/45(c)	848,645
128,103	(Prime Index + 0.355%), 3.61%, 2/25/26(c)	133,105
2,825,520	(Prime Index + 0.569%), 3.82%, 12/25/45(c)	3,248,069
311,362	3.85%, 9/16/34(a),(b)	332,031
1,164,979	(Prime Index + 0.663%), 3.91%, 11/25/30(c)	1,297,855
62,969	(Prime Index + 0.665%), 3.92%, 8/25/27(c)	65,506
82,774	(Prime Index + 0.700%), 3.95%, 2/25/28(c)	87,894
625,047	(Prime Index + 0.712%), 3.96%, 3/25/30(c)	667,682
284,700	(Prime Index + 0.773%), 4.02%, 3/25/29(c)	301,115
702,361	(Prime Index + 0.793%), 4.04%, 5/25/29(c)	743,547
501,230	(Prime Index + 0.795%), 4.05%, 2/25/28(c)	532,422
361,687	(Prime Index + 0.795%), 4.05%, 9/25/28(c)	382,653
653,144	(Prime Index + 0.819%), 4.07%, 6/25/29(c)	694,985
131,274	(Prime Index + 0.829%), 4.08%, 6/25/28(c)	137,349
189,353	(Prime Index + 0.840%), 4.09%, 3/25/31(c)	213,692
528,066	(Prime Index + 0.860%), 4.11%, 2/25/29(c)	560,500
205,841	(Prime Index + 0.861%), 4.11%, 2/25/30(c)	220,714
154,326	(Prime Index + 0.869%), 4.12%, 1/25/29(c)	162,430
325,613	(Prime Index + 0.901%), 4.15%, 8/25/30(c)	363,083
460,654	(Prime Index + 0.912%), 4.16%, 7/25/30(c)	497,022
1,279,157	(Prime Index + 0.924%), 4.17%, 12/25/30(c)	1,446,350
96,255	(Prime Index + 0.929%), 4.18%, 7/25/29(c)	103,963

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 352,391	(Prime Index + 0.942%), 4.19%, 7/25/29(c)	$375,309
275,391	(Prime Index + 0.947%), 4.20%, 5/25/29(c)	296,558
284,690	(Prime Index + 0.983%), 4.23%, 1/25/31(c)	323,120
83,599	(Prime Index + 1.003%), 4.25%, 11/25/28(c)	89,693
370,722	(Prime Index + 1.029%), 4.28%, 2/25/31(c)	421,054
205,718	(Prime Index + 1.055%), 4.31%, 9/25/29(c)	223,484
308,323	(Prime Index + 1.063%), 4.31%, 12/25/29(c)	337,972
233,574	(Prime Index + 1.069%), 4.32%, 6/25/30(c)	260,137
739,377	(Prime Index + 1.144%), 4.39%, 9/25/28(c)	782,679
73,665	(Prime Index + 1.193%), 4.44%, 11/25/26(c)	77,924
380,525	(Prime Index + 1.204%), 4.45%, 5/25/29(c)	405,873
162,059	(Prime Index + 1.220%), 4.47%, 6/25/29(c)	176,212
646,500	4.52%, 6/1/31(a),(b)	741,050
571,140	4.63%, 3/4/31(a),(b)	662,210
498,852	(Prime Index + 1.575%), 4.83%, 7/25/30(c)	561,514
44,154	(Prime Index + 1.604%), 4.85%, 7/25/28(c)	46,671
30,423	5.13%, 2/28/24(a)	31,499
112,773	(Prime Index + 2.325%), 5.58%, 10/25/30(c)	130,515
278,257	(Prime Index + 2.325%), 5.58%, 1/25/31(c)	325,314
127,479	6.08%, 12/19/29(a),(b)	145,194
166,820	6.58%, 4/8/29(a),(c)	191,434
465,753	7.08%, 7/25/30(a)	523,531
90,463	9.08%, 9/25/29(a)	105,505
97,418	9.88%, 6/7/29(a)	109,957

		47,340,014

Total U.S. Government Agency Obligations		47,340,014

(Cost $47,742,211)

Municipal Bonds — 3.22%
California — 1.20%
500,000	California Health Facilities Financing Authority Revenue, 1.90%, 6/1/21	501,335
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	2,051,640
875,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 5/3/21 @ 100	876,645
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,782,876
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	1,063,840
200,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	206,190
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,794,695

		8,277,221

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Colorado — 0.03%
$ 253,744	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	$235,000

District of Columbia — 0.11%
719,187	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	726,581

Georgia — 0.15%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	1,058,430

Illinois — 0.12%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 5/3/21 @ 100	260,808
553,021	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	577,957

		838,765

Minnesota — 0.08%
478,513	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	524,891

Missouri — 0.44%
2,922,683	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	3,039,532

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value

New York — 0.91%
$ 400,000	New York City Housing Development Corp. Revenue, Series G, 1.93%, 11/1/21	$402,592
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	172,189
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	101,933
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	206,804
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	41,430
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	293,532
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	308,433
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	196,074
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	533,060
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	156,314
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	243,830
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,051,070
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	512,300
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	519,170
485,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 5/3/21 @ 100	486,494
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 5/3/21 @ 100	1,002,450

		6,227,675

Oregon — 0.04%
250,000	State of Oregon GO, Series D, 1.19%, 5/1/26	250,808

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	103,380

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Washington — 0.13%
$ 800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	$880,432

Total Municipal Bonds		22,162,715

(Cost $21,345,512)

Corporate Bonds — 0.23%
Consumer, Non-cyclical — 0.04%
305,000	Montefiore Medical Center, 2.15%, 10/20/26	309,239

Financial — 0.19%
1,250,000	Century Housing Corp., Series 2019, 4.00%, 11/1/21	1,273,248

Total Corporate Bonds		1,582,487

(Cost $1,555,000)

Shares
Investment Company — 7.16%
49,247,849	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	49,247,849

Total Investment Company		49,247,849

(Cost $49,247,849)

Total Investments		$698,151,674
(Cost $689,985,292)(h) — 101.52%

Liabilities in excess of other assets — (1.52)%		(10,469,270)

NET ASSETS — 100.00%		$687,682,404

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2021 (Unaudited)

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Floating rate note. Rate shown is as of report date.
(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2021.
(g)	Affiliated investment.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2021:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	255	June 2021	$1,296,362	USD	$36,640,313	Barclays Capital Group
30 Year U.S. Treasury Bond	60	June 2021	371,066	USD	9,275,625	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	11	June 2021	98,280	USD	1,993,406	Barclays Capital Group

Total			$1,765,708

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 31.18%
Fannie Mae — 13.53%
$ 90,418	Pool #468942, 4.67%, 9/1/26	$103,198
89,502	Pool #AM4271, 4.41%, 9/1/28	102,658
142,734	Pool #AM4668, 3.76%, 11/1/23	150,995
133,503	Pool #AM4724, 3.95%, 11/1/25	147,474
50,000	Pool #AN0360, 3.95%, 12/1/45	57,476
250,000	Pool #AN0959, 2.92%, 5/1/31	268,255
91,446	Pool #AN1381, 2.56%, 8/1/26	96,919
50,000	Pool #AN6149, 3.14%, 7/1/32	54,448
94,538	Pool #AN7354, 3.03%, 11/1/27	102,344
94,682	Pool #AN7868, 3.06%, 12/1/27	102,670
94,626	Pool #AN8300, 3.03%, 2/1/30	101,842
96,920	Pool #AN8422, 3.71%, 4/1/33	109,638
98,235	Pool #AN8458, 2.97%, 2/1/25	104,574
241,979	Pool #AN9483, 3.43%, 6/1/28	267,249
51,999	Pool #BJ0657, 4.00%, 2/1/48	55,698
56,958	Pool #BJ2670, 4.00%, 4/1/48	61,010
62,472	Pool #BJ3178, 4.00%, 11/1/47	68,651
75,451	Pool #BJ3251, 4.00%, 1/1/48	82,914
61,381	Pool #BJ4987, 4.00%, 3/1/48	67,657
38,721	Pool #BJ5158, 4.00%, 4/1/48	41,476
59,807	Pool #BJ9439, 4.00%, 2/1/48	65,649
66,916	Pool #BJ9477, 4.00%, 4/1/48	73,452
115,426	Pool #BK7924, 4.00%, 11/1/48	123,637
96,953	Pool #BL1459, 3.84%, 2/1/29	109,020
245,830	Pool #BL1581, 3.89%, 2/1/29	277,523
300,000	Pool #BL7153, 1.81%, 6/1/35	281,210
201,805	Pool #BO1263, 3.50%, 6/1/49	215,364
274,325	Pool #BP8741, 2.50%, 6/1/50	281,298
363,693	Pool #BQ7523, 2.00%, 11/1/50	362,842
435,989	Pool #BQ7524, 2.50%, 10/1/50	447,072
300,000	Pool #BS0915, 1.62%, 3/1/31	291,101
55,529	Pool #CA1066, 4.00%, 1/1/48	59,883
30,423	Pool #CA1068, 3.50%, 1/1/48	32,259
94,024	Pool #CA2595, 4.50%, 11/1/48	102,389
81,400	Pool #CA2597, 4.00%, 11/1/48	87,190
88,370	Pool #CA2912, 4.00%, 12/1/48	96,249
108,396	Pool #CA3132, 4.00%, 2/1/49	116,847
46,121	Pool #CA3174, 4.00%, 2/1/49	49,868
74,818	Pool #CA3405, 3.50%, 4/1/49	79,986
276,864	Pool #CA3451, 3.50%, 5/1/49	292,232
199,526	Pool #CA3456, 3.50%, 5/1/49	212,438
399,270	Pool #CA9048, 2.00%, 2/1/51	398,335

		6,202,990

Freddie Mac — 16.48%
126,115	Pool #Q59453, 4.00%, 11/1/48	135,105

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$244,552	Pool #QB5731, 2.00%, 11/1/50	$243,989
237,687	Pool #QB5732, 2.50%, 11/1/50	243,731
150,324	Pool #RA1713, 3.00%, 11/1/49	156,357
118,176	Pool #RA1714, 3.00%, 11/1/49	122,918
131,399	Pool #RA1715, 3.00%, 10/1/49	136,672
260,611	Pool #RA2256, 3.00%, 3/1/50	271,182
294,133	Pool #RA2340, 3.00%, 3/1/50	306,064
247,577	Pool #RA2395, 2.50%, 4/1/50	253,873
490,889	Pool #RA2575, 2.50%, 5/1/50	503,372
147,129	Pool #RA2727, 2.00%, 5/1/50	146,790
147,571	Pool #RA2728, 2.50%, 5/1/50	151,324
450,274	Pool #RA2740, 2.50%, 6/1/50	462,961
419,467	Pool #RA3680, 2.50%, 9/1/50	430,135
239,752	Pool #RA3751, 2.00%, 10/1/50	239,372
396,947	Pool #RA4503, 2.00%, 2/1/51	396,017
449,101	Pool #RA4598, 2.00%, 2/1/51	448,037
400,000	Pool #RA4927, 2.00%, 3/1/51	399,052
70,934	Pool #V84044, 4.00%, 1/1/48	76,507
56,968	Pool #V84506, 4.00%, 7/1/48	61,185
61,584	Pool #V84836, 4.00%, 11/1/48	66,393
104,714	Pool #V85041, 4.50%, 1/1/49	114,045
113,013	Pool #V85181, 4.00%, 2/1/49	121,158
103,343	Pool #V85264, 3.50%, 3/1/49	109,057
157,917	Pool #V85351, 4.00%, 3/1/49	170,487
258,133	Pool #V85365, 3.50%, 4/1/49	272,406
267,894	Pool #V85381, 3.50%, 4/1/49	282,707
184,725	Pool #V85445, 3.50%, 4/1/49	194,938
222,678	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 0.66%, 12/25/28(a)	224,966
71,783	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	76,151
86,143	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	91,962
79,508	Series 2018-SB48, Class A10F, 3.36%, 2/25/28(b)	83,061
221,727	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	239,564
346,370	Series Q014, Class A1, 1.56%, 1/25/36	325,100

		7,556,638

Ginnie Mae — 1.17%
233,132	Pool #AC3667, 1.66%, 8/15/26	231,450
81,728	Pool #BB3740, 4.00%, 11/15/47	88,925
85,022	Pool #BE3008, 4.00%, 4/20/48	93,106
52,158	Series 2018-2, Class AD, 2.40%, 3/16/59	54,034
66,509	Series 2018-26, Class AD, 2.50%, 3/16/52	68,580

		536,095

Total U.S. Government Agency Backed Mortgages		14,295,723

(Cost $14,101,922)

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Municipal Bonds — 25.79%
Alabama — 0.35%
$150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	$159,492

Arizona — 0.53%
250,000	City of Tucson AZ Water System Revenue Revenue, 1.88%, 7/1/30	241,525

Arkansas — 0.21%
100,000	City of Russellville AR Water & Sewer Revenue Series W, 1.23%, 7/1/26	98,004

California — 7.15%
250,000	California Health Fac. Financing Authority Revenue, 1.68%, 6/1/28	244,650
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	156,405
135,000	City & County of San Francisco Housing GO, Series A, 2.82%, 6/15/24	144,846
100,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	103,095
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	107,146
300,000	City of Modesto CA Wastewater Revenue, Series A Revenue, Series A, 0.99%, 11/1/25	297,414
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	349,618
300,000	City of Santa Rosa CA Wastewater Revenue, Series B Revenue, Series B, 2.32%, 9/1/33	297,813
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	109,807
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	158,562
150,000	Kern Community College District GO, 2.54%, 11/1/26	158,855
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	209,410
125,000	San Diego County Water Authority, Series A Revenue, Series A, 1.17%, 5/1/27	122,560
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	123,056
600,000	Sonoma-Marin Area Rail Transit District, Series A Revenue, Series A, 2.02%, 3/1/28	595,800
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	97,941

		3,276,978

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Colorado — 1.60%
$ 50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	$53,800
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	284,672
400,000	Regional Transportation District Sales Tax Revenue, Series A Revenue, Series A, 0.70%, 11/1/25	395,940

		734,412

Connecticut — 0.33%
150,000	South Central Connecticut Regional Water Authority Revenue, Series S, 2.86%, 8/1/30, Callable 8/1/29 @ 100	151,292

Georgia — 0.34%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	77,084
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	79,587

		156,671

Hawaii — 0.89%
150,000	City & County Honolulu Wastewater System Revenue, Series A, 2.00%, 7/1/22	153,084
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	256,170

		409,254

Iowa — 0.23%
100,000	Northeast Iowa Community College GO, Series N, 3.45%, 6/1/26, Callable 6/1/24 @ 100	107,895

Kentucky — 0.81%
370,000	Louisville and Jefferson County Metropolitan Sewer District, Series C Revenue, Series C, 0.72%, 5/15/24	372,083

Maryland — 0.48%
225,000	City of Baltimore, Series B Revenue, Series B, 1.58%, 7/1/28	221,566

Massachusetts — 0.57%
250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	260,805

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Michigan — 1.45%
$ 95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	$101,239
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	173,932
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	173,932
225,000	State of Michigan, Series B GO, Series B, 1.54%, 5/15/30	214,819

		663,922

Missouri — 0.22%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	102,448

Nebraska — 0.76%
100,000	City of Omaha NE Sewer Revenue, Series B Revenue, Series B, 1.04%, 4/1/26	98,024
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	249,190

		347,214

Nevada — 0.56%
250,000	City of Henderson, Series A GO, Series A, 2.23%, 6/1/28	256,780

New Jersey — 0.56%
150,000	Mercer County Improvement Authority Revenue, Series A, 4.90%, 9/15/27, (Credit Support: County Guaranteed), Callable 9/15/21 @ 100	152,893
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	103,368

		256,261

Ohio — 0.52%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	145,089
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	91,225

		236,314

Oregon — 2.35%
350,000	City of Portland, Series B GO, Series B, 1.51%, 6/15/28	337,767
300,000	City of Tigard OR Water Revenue Revenue, 2.00%, 8/1/28, (Credit Support: (BAM))	300,876
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	94,657
345,000	State of Oregon, Series F GO, Series F, 1.32%, 6/1/27	342,492

		1,075,792

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Pennsylvania — 0.67%
$185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	$198,322
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	108,159

		306,481

Rhode Island — 0.69%
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	157,876
150,000	State of Rhode Island GO, Series B, 3.00%, 5/1/23	157,695

		315,571

Texas — 2.53%
250,000	City of Houston TX Combined Utility System Revenue, Series C, 2.05%, 11/15/26	260,292
400,000	City of Lubbock TX Water & Wastewater System, Series C Revenue, Series C, 1.39%, 2/15/27	396,228
350,000	Dallas Area Rapid Transit Revenue, 1.15%, 12/1/26	347,694
150,000	State of Texas GO, Series B, 3.13%, 8/1/22	155,699

		1,159,913

Utah — 0.32%
150,000	Central Utah Water Conservancy District, Series E Revenue, Series E, 0.72%, 10/1/25	148,160

Vermont — 0.23%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	103,380

Virginia — 0.77%
200,000	County of Henrico VA Water & Sewer Revenue Series B, 0.52%, 5/1/24	199,630
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	153,994

		353,624

Washington — 0.67%
300,000	Grant County Public Utility District No 2 Revenue, 1.90%, 1/1/27	307,752

Total Municipal Bonds		11,823,589

(Cost $11,682,650)

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds — 25.63%
Communications — 1.36%
$250,000	Verizon Communications, Inc., 3.88%, 2/8/29	$278,694
275,000	Vodafone Group Plc, 5.25%, 5/30/48	343,903

		622,597

Consumer, Non-cyclical — 15.85%
250,000	Abbott Laboratories, 1.15%, 1/30/28	239,830
300,000	AbbVie, Inc., 3.60%, 5/14/25	326,500
100,000	Amgen, Inc., 3.15%, 2/21/40	99,390
275,000	Amgen, Inc., 3.20%, 11/2/27	297,306
350,000	Becton Dickinson and Co., 3.36%, 6/6/24	375,350
150,000	Becton Dickinson and Co., 4.69%, 12/15/44	178,108
200,000	Biogen, Inc., 2.25%, 5/1/30	194,204
500,000	BJC Health System, 0.13%, 6/3/21(c)	500,041
200,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26	217,620
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	58,694
60,000	California Endowment (The), Series 2021, 2.50%, 4/1/51	55,455
200,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	169,890
75,000	Danaher Corp., 2.60%, 10/1/50	65,930
100,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	101,803
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	88,109
150,000	EMD Finance LLC, 2.95%, 3/19/22(d)	153,035
350,000	EMD Finance LLC, 3.25%, 3/19/25(d)	375,379
210,000	Gilead Sciences, Inc., 1.20%, 10/1/27	201,090
150,000	Gilead Sciences, Inc., 5.65%, 12/1/41	199,106
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	367,908
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	163,829
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	336,275
78,000	Medtronic, Inc., 3.50%, 3/15/25	85,518
250,000	Medtronic, Inc., 4.38%, 3/15/35	300,752
150,000	Partners Healthcare System, Inc., Series 2020, 3.19%, 7/1/49	148,996
75,000	Pfizer, Inc., 2.63%, 4/1/30	77,720
400,000	Providence Health & Services Obligated Group, (N/A + 0.000%), Series 12-E, 0.12%, 10/1/42(b)	400,000
250,000	Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/1/26	266,256
400,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	430,424
200,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	192,277
150,000	Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	177,189
300,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	307,659
100,000	Trinity Health Corp., 4.13%, 12/1/45	116,430

		7,268,073

Financial — 5.23%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	340,179

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	$263,269
400,000	Bridge Housing Corp., 3.25%, 7/15/30	418,703
250,000	Century Housing Corp., Series 2019, 4.00%, 11/1/21	254,650
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	258,164
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	617,086
245,000	Self-Help Federal Credit Union, 0.40%, 12/17/21(c)	245,000

		2,397,051

Industrial — 0.93%
350,000	Agilent Technologies, Inc., 2.75%, 9/15/29	357,877
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	66,378

		424,255

Utilities — 2.26%
400,000	Avangrid, Inc., 3.15%, 12/1/24	430,256
100,000	Avangrid, Inc., 3.80%, 6/1/29	109,940
150,000	MidAmerican Energy Co., 3.10%, 5/1/27	162,728
300,000	MidAmerican Energy Co., 3.65%, 4/15/29	333,042

		1,035,966

Total Corporate Bonds		11,747,942

(Cost $11,516,545)

Asset Backed Securities — 6.14%
425,000	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(d)	423,294
494,915	SUNNOVA HELIOS II ISSUER LLC, Series 2021-A, Class A, 1.80%, 2/20/48(d)	486,952
505,000	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(d)	499,441
300,000	Tesla Auto Lease Trust, Series 2018-B, Class B, 4.12%, 10/20/21(d)	302,176
400,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(d)	410,036
190,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(d)	191,112
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(d)	499,557

Total Asset Backed Securities		2,812,568

(Cost $2,823,108)

U.S. Government Agency Obligations — 4.78%
Small Business Administration — 4.78%
55,978	(Prime Index - 2.500%), 0.75%, 2/25/28(a)	56,365
105,255	(Prime Index - 2.500%), 0.75%, 4/25/44(a)	106,757
79,828	(Prime Index - 0.675%), 2.58%, 9/25/43(a)	85,558
222,843	(Prime Index - 0.675%), 2.58%, 11/25/45(a)	244,733

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$261,375	(Prime Index + 0.115%), 3.37%, 1/25/46(a)	$296,360
135,776	(Prime Index + 0.325%), 3.58%, 9/25/44(a)	152,511
63,309	(Prime Index + 0.595%), 3.85%, 3/25/43(a)	70,308
47,971	(Prime Index + 0.700%), 3.95%, 2/25/28(a)	50,938
55,733	(Prime Index + 1.003%), 4.25%, 11/25/28(a)	59,795
92,716	(Prime Index + 1.220%), 4.47%, 6/25/29(a)	100,814
167,883	(Prime Index + 1.575%), 4.83%, 7/25/30(a)	188,971
84,090	4.83%, 9/25/30(a),(c)	94,290
42,500	5.27%, 3/30/28	47,175
39,944	5.58%, 9/23/25(a),(c)	43,990
130,816	(Prime Index + 2.325%), 5.58%, 10/25/30(a)	151,398
124,748	(Prime Index + 2.325%), 5.58%, 1/25/31(a)	145,845
170,900	7.08%, 7/25/30(c)	192,101
90,463	9.08%, 9/25/29(c)	105,505

		2,193,414

Total U.S. Government Agency Obligations		2,193,414

(Cost $2,188,926)

Shares
Investment Company — 5.27%
2,414,935	U.S. Government Money Market Fund,
	RBC Institutional Class 1(e)	2,414,935

Total Investment Company		2,414,935

(Cost $2,414,935)

Total Investments		$45,288,171
(Cost $44,728,086)(f) — 98.79%

Other assets in excess of liabilities — 1.21%		553,383

NET ASSETS — 100.00%		$45,841,554

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2021 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Affiliated investment.
(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2021:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	16	June 2021	$ (99,049)	USD	$ 2,473,500	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	22	June 2021	(126,258)	USD	3,986,813	Barclays Capital Group
Two Year U.S. Treasury Note	20	June 2021	(4,120)	USD	4,414,531	Barclays Capital Group

Total			$(229,427)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	29	June 2021	$147,209	USD	$ 4,166,938	Barclays Capital Group
Five Year U.S. Treasury Note	41	June 2021	45,184	USD	5,059,336	Barclays Capital Group

Total			$192,393

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

USD - United States Dollar

See Notes to the Financial Statements.

38

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $640,737,443 and $42,313,151, respectively)	$648,903,825	$42,873,236
Affiliated investments (cost $49,247,849 and $2,414,935, respectively)	49,247,849	2,414,935
Cash at broker for financial futures contracts	—	247,677
Interest and dividend receivable	1,729,058	200,295
Receivable from advisor	—	4,394
Receivable for capital shares issued	1,453,363	138,845
Receivable for investments sold	379,101	519,328
Unrealized appreciation on futures contracts	1,765,708	192,393
Prepaid expenses and other assets	45,846	54,324

Total Assets	703,524,750	46,645,427

Liabilities:
Cash overdraft	12,294	—
Foreign withholding tax payable	3,963	3,955
Distributions payable	436,125	3,866
Payable for capital shares redeemed	732,757	10,465
Payable for investments purchased	14,333,163	518,635
Unrealized depreciation on futures contracts	—	229,427
Accrued expenses and other payables:
Investment advisory fees	168,245	—
Accounting fees	9,528	4,388
Audit fees	28,642	21,600
Trustees’ fees	4,203	33
Distribution fees	3,492	30
Custodian fees	9,441	765
Shareholder reports	12,372	—
Shareholder servicing fees	27,150	—
Transfer agent fees	15,721	9,224
Other	45,250	1,485

Total Liabilities	15,842,346	803,873

Net Assets	$687,682,404	$45,841,554

Net Assets Consists of:
Capital	$709,497,169	$45,601,281
Accumulated earnings	(21,814,765)	240,273

Net Assets	$687,682,404	$45,841,554

39

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2021 (Unaudited)

	Access Capital Community Investment Fund		RBC Impact Bond Fund
Net Assets
Class A		$15,338,802		$12,974
Class I		646,465,666		28,649,637
Class IS		25,877,936		N/A
Class R6		N/A		17,178,943

Total		$687,682,404		$45,841,554

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		1,707,859		1,285
Class I		72,018,548		2,836,502
Class IS		2,885,299		N/A
Class R6		N/A		1,699,632

Total		76,611,706		4,537,419

Net Asset Values and Redemption Prices Per Share:
Class A		$8.98		$10.09	(a)

Class I		$8.98		$10.10

Class IS		$8.97	$	N/A

Class R6	$	N/A		$10.11

Maximum Offering Price Per Share:
Class A		$9.33		$10.48

Maximum Sales Charge - Class A		3.75%		3.75%

(a) Net asset value is calculated using unrounded net assets of $12,974.39 divided by the unrounded shares outstanding of 1285.29.

See Notes to the Financial Statements.

40

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund
Investment Income:
Interest income	$6,166,256	$407,742
Dividend income - affiliated	3,879	87

Total Investment Income	6,170,135	407,829
Expenses:
Investment advisory fees	1,127,539	72,372
Distribution fees–Class A	19,700	14
Accounting fees	86,301	27,260
Audit fees	26,913	19,932
Custodian fees	21,194	2,475
Insurance fees	2,269	835
Legal fees	12,934	1,511
Registrations and filing fees	36,938	28,099
Shareholder reports	38,742	11,384
Transfer agent fees–Class A	17,810	3,767
Transfer agent fees–Class I	81,436	10,318
Transfer agent fees–Class IS	8,147	—
Transfer agent fees–Class R6	—	1,824
Trustees’ fees and expenses	15,300	798
Shareholder services administration fees–Class I	151,965	—
Tax expense	1,993	1,984
Other fees	7,250	3,020

Total expenses before fee waiver/reimbursement	1,656,431	185,593
Expenses waived/reimbursed by:
Advisor	(184,331)	(96,686)

Net expenses	1,472,100	88,907

Net Investment Income	4,698,035	318,922

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	515	88,398
Futures contracts	4,669,505	(331,873)

Net realized gains/(losses)	4,670,020	(243,475)
Net change in unrealized appreciation/ (depreciation) on:
Investments	(15,788,752)	(1,147,178)
Futures contracts	1,868,201	(21,487)

Net unrealized losses	(13,920,551)	(1,168,665)

Change in net assets resulting from operations	$(4,552,496)	$(1,093,218)

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Access Capital Community Investment Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
From Investment Activities
Operations:
Net investment income	$4,698,035	$11,658,112
Net realized gains/(losses) from investments and futures contracts	4,670,020	(740,249)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(13,920,551)	11,988,663

Change in net assets resulting from operations	(4,552,496)	22,906,526

Distributions to Shareholders:
Class A	(133,040)	(371,478)
Class I	(6,207,948)	(13,625,108)
Class IS	(215,599)	(226,620)

Change in net assets resulting from shareholder distributions	(6,556,587)	(14,223,206)

Capital Transactions:
Proceeds from shares issued	135,458,654	100,742,546
Distributions reinvested	3,873,158	8,099,938
Cost of shares redeemed	(35,341,530)	(96,436,327)

Change in net assets resulting from capital transactions	103,990,282	12,406,157

Net increase in net assets	92,881,199	21,089,477
Net Assets:
Beginning of period	594,801,205	573,711,728

End of period	$687,682,404	$594,801,205

Share Transactions:
Issued	14,912,163	11,054,493
Reinvested	427,254	891,784
Redeemed	(3,890,842)	(10,579,568)

Change in shares resulting from capital transactions	11,448,575	1,366,709

See Notes to the Financial Statements.

42

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Impact Bond Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
From Investment Activities
Operations:
Net investment income	$318,922	$642,284
Net realized gains/(losses) from investments and futures contracts	(243,475)	692,253
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(1,168,665)	914,448

Change in net assets resulting from operations	(1,093,218)	2,248,985

Distributions to Shareholders:
Class A	(222)	(123)
Class I	(545,328)	(504,754)
Class R6	(359,402)	(512,336)

Change in net assets resulting from shareholder distributions	(904,952)	(1,017,213)

Capital Transactions:
Proceeds from shares issued	11,814,426	15,802,469
Distributions reinvested	868,109	1,007,542
Cost of shares redeemed	(2,628,114)	(3,881,189)

Change in net assets resulting from capital transactions	10,054,421	12,928,822

Net increase in net assets	8,056,251	14,160,594
Net Assets:
Beginning of period	37,785,303	23,624,709

End of period	$45,841,554	$37,785,303

Share Transactions:
Issued	1,138,067	1,539,606
Reinvested	83,232	98,083
Redeemed	(251,707)	(380,982)

Change in shares resulting from capital transactions	969,592	1,256,707

See Notes to the Financial Statements.

43

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/21 (Unaudited)	$9.13	0.05	(0.12)	(0.07)	(0.08)	(0.08)	$8.98
Year Ended 9/30/20	9.00	0.16	0.17	0.33	(0.20)	(0.20)	9.13
Year Ended 9/30/19	8.62	0.19	0.41	0.60	(0.22)	(0.22)	9.00
Year Ended 9/30/18	9.02	0.18	(0.37)	(0.19)	(0.21)	(0.21)	8.62
Year Ended 9/30/17	9.26	0.18	(0.20)	(0.02)	(0.22)	(0.22)	9.02
Year Ended 9/30/16	9.25	0.22	0.03	0.25	(0.24)	(0.24)	9.26
Class I
Six Months Ended 3/31/21 (Unaudited)	$9.13	0.07	(0.13)	(0.06)	(0.09)	(0.09)	$8.98
Year Ended 9/30/20	8.99	0.19	0.18	0.37	(0.23)	(0.23)	9.13
Year Ended 9/30/19	8.62	0.22	0.40	0.62	(0.25)	(0.25)	8.99
Year Ended 9/30/18	9.02	0.21	(0.37)	(0.16)	(0.24)	(0.24)	8.62
Year Ended 9/30/17	9.25	0.21	(0.19)	0.02	(0.25)	(0.25)	9.02
Year Ended 9/30/16	9.24	0.25	0.03	0.28	(0.27)	(0.27)	9.25
Class IS
Six Months Ended 3/31/21 (Unaudited)	$9.12	0.07	(0.13)	(0.06)	(0.09)	(0.09)	$8.97
Year Ended 9/30/20	8.98	0.19	0.18	0.37	(0.23)	(0.23)	9.12
Period Ended 9/30/19(b)	8.73	0.13	0.26	0.39	(0.14)	(0.14)	8.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

44

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/21 (Unaudited)	(0.81)%(c)	$ 15,339	0.80%(d)	0.80%(d)	1.11%(d)	0.90%(d)	15%
Year Ended 9/30/20	3.65%	16,662	0.80%	0.80%	1.71%	0.90%	23%
Year Ended 9/30/19	7.03%	17,583	0.95%(e)	0.87%	2.18%	1.11%	12%
Year Ended 9/30/18	(2.12)%	22,258	1.06%	0.95%	2.10%	1.20%	20%
Year Ended 9/30/17	(0.24)%	24,568	0.99%	0.95%	2.01%	1.09%	17%
Year Ended 9/30/16	2.74%	21,269	1.01%	0.95%	2.33%	1.10%	13%
Class I
Six Months Ended 3/31/21 (Unaudited)	(0.64)%(c)	$646,466	0.45%(d)	0.45%(d)	1.47%(d)	0.50%(d)	15%
Year Ended 9/30/20	4.13%	562,573	0.45%	0.45%	2.06%	0.51%	23%
Year Ended 9/30/19	7.27%	550,213	0.60%(e)	0.53%	2.53%	0.66%	12%
Year Ended 9/30/18	(1.79)%	568,592	0.73%	0.61%	2.44%	0.73%	20%
Year Ended 9/30/17	0.23%	619,328	0.63%	0.58%	2.38%	0.64%	17%
Year Ended 9/30/16	3.12%	578,891	0.64%	0.58%	2.67%	0.64%	13%
Class IS
Six Months Ended 3/31/21 (Unaudited)	(0.61)%(c)	$ 25,878	0.40%(d)	0.40%(d)	1.52%(d)	0.51%(d)	15%
Year Ended 9/30/20	4.19%	15,566	0.40%	0.40%	2.06%	0.59%	23%
Period Ended 9/30/19(f)	4.33%(c)	5,916	0.40%(d)	0.40%(d)	2.61%(d)	0.73%(d)	12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

45

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

(d)	Annualized.

(e)

Beginning March 11, 2019, the net operating expenses were contractually limited to 0.80% and 0.45% for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2019.

(f)	For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

See Notes to the Financial Statements.

46

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/21 (Unaudited)	$ 10.58	0.07	(0.34)	(0.27)	(0.08)	(0.14)	(0.22)	$ 10.09
Period Ended 9/30/20(b)	10.15	0.11	0.44	0.55	(0.12)	—	(0.12)	10.58
Class I
Six Months Ended 3/31/21 (Unaudited)	$ 10.59	0.08	(0.34)	(0.26)	(0.09)	(0.14)	(0.23)	$ 10.10
Year Ended 9/30/20	10.22	0.20	0.52	0.72	(0.23)	(0.12)	(0.35)	10.59
Year Ended 9/30/19	9.61	0.26	0.62	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.17	(0.38)	(0.21)	(0.18)	—	(0.18)	9.61
Class R6
Six Months Ended 3/31/21 (Unaudited)	$ 10.60	0.08	(0.34)	(0.26)	(0.09)	(0.14)	(0.23)	$ 10.11
Year Ended 9/30/20	10.22	0.21	0.52	0.73	(0.23)	(0.12)	(0.35)	10.60
Year Ended 9/30/19	9.61	0.27	0.61	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)	9.61

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(c)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

47

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/21 (Unaudited)	(2.65)%(b)	$ 13	0.70%(c)	1.28%(c)	67.84%(c)	17%
Period Ended 9/30/20(d)	5.48%(b)	11	0.70%(c)	1.56%(c)	85.65%(c)	31%
Class I
Six Months Ended 3/31/21 (Unaudited)	(2.53)%(b)	$28,650	0.45%(c)	1.52%(c)	0.90%(c)	17%
Year Ended 9/30/20	7.18%	21,661	0.45%	1.94%	1.08%	31%
Year Ended 9/30/19	9.27%	6,467	0.45%	2.67%	1.62%	175%
Period Ended 9/30/18(e)	(2.14)%(b)	2,630	0.45%(c)	2.29%(c)	3.82%(c)	329%
Class R6
Six Months Ended 3/31/21 (Unaudited)	(2.50)%(b)	$17,179	0.40%(c)	1.58%(c)	0.84%(c)	17%
Year Ended 9/30/20	7.33%	16,113	0.40%	2.06%	0.97%	31%
Year Ended 9/30/19	9.33%	17,158	0.40%	2.73%	1.52%	175%
Period Ended 9/30/18(e)	(2.10)%(b)	2,447	0.40%(c)	2.33%(c)	3.70%(c)	329%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(e)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

See Notes to the Financial Statements.

48

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the Access Capital Community Investment Fund was reorganized into a series of the Trust, effective July 28, 2008. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers three share classes: Class A, Class I and Class R6 shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

49

NOTES TO FINANCIAL STATEMENTS

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

50

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$22,162,715	$—	$22,162,715
U.S. Government Agency Backed Mortgages	—	577,818,609	—	577,818,609
U.S. Government Agency Obligations	—	47,288,836	51,178	47,340,014
Investment Company	49,247,849	—	—	49,247,849
Corporate Bonds	—	1,582,487	—	1,582,487
Other Financial Instruments*
Financial futures contracts	1,765,708	—	—	1,765,708

Total Assets	$51,013,557	$648,852,647	$51,178	$699,917,382

51

NOTES TO FINANCIAL STATEMENTS

Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$11,823,589	$—	$11,823,589
U.S. Government Agency Backed Mortgages	—	14,295,723	—	14,295,723
U.S. Government Agency Obligations	—	2,193,414	—	2,193,414
Asset Backed Securities	—	2,812,568	—	2,812,568
Investment Company	2,414,935	—	—	2,414,935
Corporate Bonds	—	11,747,942	—	11,747,942
Other Financial Instruments*
Financial futures contracts	192,393	—	—	192,393

Total Assets	$2,607,328	$42,873,236	$—	$45,480,564

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(229,427)	$—	$—	$(229,427)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Access Capital Community Investment Fund
U.S. Government Agency Obligations– (Small Business Administration)
Balance as of 9/30/20(value)	$48,673
Change in unrealized appreciation (depreciation)	2,505

Balance as of 3/31/21(value)	$51,178

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S. Government Agency Obligations (Small Business Administration)	$51,178	Discounted Cash Flow	Yield (Discount Rate of Cash Flows) Constant Default Rate Amortization Rate	3.12%-3.17%(3.15%) 0.00%(0.00%) 0.0032-0.0038(0.0035)

52

NOTES TO FINANCIAL STATEMENTS

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

As of March 31, 2021 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2021, the Impact Bond Fund had outstanding TBA commitments.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Access Capital Community Investment Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

53

NOTES TO FINANCIAL STATEMENTS

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the period ended March 31, 2021.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2021.

Fair Values of Derivative Financial Instrument as of March 31, 2021
Statement of Assets and Liabilities Location
Asset Derivatives
	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$1,765,708	$192,393

Total	$1,765,708	$192,393

Liability Derivatives
	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$—	$229,427

Total	$—	$229,427

54

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2021 is as follows:

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$4,669,505	$(331,873)

Total	$4,669,505	$(331,873)

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$1,868,201	$(21,487)

Total	$1,868,201	$(21,487)

For the period ended March 31, 2021, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Access Capital Community Investment Fund	Impact Bond Fund
Futures long position (contracts)	—	53
Futures short position (contracts)	494	63

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

55

NOTES TO FINANCIAL STATEMENTS

	Value September 30, 2020	Purchases	Sales	Value March 31, 2021	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Access Capital Community Investment Fund	$42,431,532	$186,103,580	$179,287,263	$49,247,849	$3,879
Impact Bond Fund	7,987	15,208,908	12,801,960	2,414,935	87

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses ), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average

56

NOTES TO FINANCIAL STATEMENTS

daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Access Capital Community Investment Fund	0.35%
Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A	Class I	Class IS	Class R6
	Annual Rate	Annual Rate	Annual Rate	Annual Rate
Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A
Impact Bond Fund	0.70%	0.45%	N/A	0.40%

This expense limitation agreement is in place until January 31, 2022, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

As of March 31, 2021, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/18	FYE 9/30/19	FYE 9/30/20	FYE 9/30/21	Total
Access Capital Community Investment Fund	$—	$—	$150,795	$151,663	$302,458
Impact Bond Fund	74,726	188,125	199,252	96,031	558,134

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2021, the amount waived was $32,668 and $655 for Access Capital Community Investment Fund and Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

57

NOTES TO FINANCIAL STATEMENTS

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $68,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of -pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

In conjunction with the initial launch of the Impact Bond Fund and the subsequent launch of Class A shares, the Advisor invested seed capital in the Fund to provide the Fund with its initial investment assets. The table below shows, as of March 31, 2021, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

		Shares held	% of Fund
	Net Assets	by Advisor	Net Assets
Impact Bond Fund	$45,841,554	554,570	12.2%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I, Class IS and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2021, there were no fees waived by the Distributor.

For the period ended March 31, 2021, the Distributor received commissions of $22,142 for front-end sales charges of Class A shares of the Funds, of which $21,926 was paid to affiliated broker-dealers and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2021.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2021 were as follows:

	Purchases	Sales	Purchases	Sales
	(Excl. U.S. Gov’t)	(Excl. U.S. Gov’t)	of U.S. Gov’t.	of U.S. Gov’t.
Access Capital Community Investment Fund	$6,417,927	$328,434	$191,618,630	$90,654,142
Impact Bond Fund	8,885,113	2,914,092	4,631,671	3,866,134

58

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,472,659	$2,560,350	$2,750	$10,000
Distributions reinvested	131,847	365,871	222	123
Cost of shares redeemed	(4,666,871)	(4,038,793)	—	—

Change in Class A	$(1,062,365)	$(1,112,572)	$2,972	$10,123

Class I
Proceeds from shares issued	$118,421,015	$86,650,378	$10,311,676	$14,792,469
Distributions reinvested	3,525,712	7,507,447	508,485	495,083
Cost of shares redeemed	(27,597,985)	(90,200,626)	(2,628,114)	(781,191)

Change in Class I	$94,348,742	$3,957,199	$8,192,047	$14,506,361

Class IS
Proceeds from shares issued	$13,564,980	$11,531,818	$—	$—
Distributions reinvested	215,599	226,620	—	—
Cost of shares redeemed	(3,076,674)	(2,196,908)	—	—

Change in Class IS	$10,703,905	$9,561,530	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$1,500,000	$1,000,000
Distributions reinvested	—	—	359,402	512,336
Cost of shares redeemed	—	—	—	(3,099,998)

Change in Class R6	$—	$—	$1,859,402	$(1,587,662)

Change in net assets resulting from capital transactions	$103,990,282	$12,406,157	$10,054,421	$12,928,822

59

NOTES TO FINANCIAL STATEMENTS

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
SHARE TRANSACTIONS:
Class A
Issued	382,088	273,360	267	985
Reinvested	14,539	40,255	21	12
Redeemed	(513,137)	(443,451)	—	—

Change in Class A	(116,510)	(129,836)	288	997

Class I
Issued	13,036,092	9,516,656	993,292	1,440,293
Reinvested	388,893	826,593	48,766	48,164
Redeemed	(3,038,459)	(9,894,858)	(251,707)	(75,262)

Change in Class I	10,386,526	448,391	790,351	1,413,195

Class IS
Issued	1,493,983	1,264,477	—	—
Reinvested	23,822	24,936	—	—
Redeemed	(339,246)	(241,259)	—	—

Change in Class IS	1,178,559	1,048,154	—	—

Class R6
Issued	—	—	144,508	98,328
Reinvested	—	—	34,445	49,907
Redeemed	—	—	—	(305,720)

Change in Class R6	—	—	178,953	(157,485)

Change in shares resulting from capital transactions	11,448,575	1,366,709	969,592	1,256,707

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

60

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost Of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Access Capital Community Investment Fund	$689,985,292	$17,691,577	$(9,525,195)	$8,166,382
Impact Bond Fund	44,728,049	1,080,710	(520,588)	560,122

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2020 were as follows:

	Distributions Paid From
	Ordinary	Net Long Term	Total Taxable	Total Distributions
	Income	Capital Gains	Distributions	Paid
Access Capital Community Investment Fund	$14,534,257	$—	$14,534,257	$14,534,257
Impact Bond Fund	940,744	74,327	1,015,071	1,015,071

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2021.

As of September 30, 2020, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $11,233,258 and a long-term capital loss carryforward of $22,353,629 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2020.

Shareholder concentration risk

As of March 31, 2021, the Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Access Capital Community Investment Fund	1	15.2%
Impact Bond Fund	1	13.3%

In addition, three unaffiliated shareholders owned in aggregate 64.4% of the Impact Bond Fund as of March 31, 2021. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic

61

NOTES TO FINANCIAL STATEMENTS

and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

8. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

62

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class IS, Class I and Class R6 shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class IS

Class IS shares are offered in Access Capital Community Investment Fund and are available to investors who meet the $2,500 minimum initial investment requirement. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Impact Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

63

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20–3/31/21	Annualized Expense Ratio During Period 10/1/20–3/31/21
Access Capital Community Investment Fund
Class A	$1,000.00	$991.90	$3.97	0.80%
Class I	1,000.00	993.60	2.24	0.45%
Class IS	1,000.00	993.90	1.99	0.40%
Impact Bond Fund
Class A	1,000.00	973.50	3.44	0.70%
Class I	1,000.00	974.70	2.22	0.45%
Class R6	1,000.00	975.00	1.97	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

64

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20-3/31/21	Annualized Expense Ratio During Period 10/1/20-3/31/21
Access Capital Community Investment Fund
Class A	$1,000.00	$1,020.94	$4.03	0.80%
Class I	1,000.00	1,022.69	2.27	0.45%
Class IS	1,000.00	1,022.94	2.02	0.40%
Impact Bond Fund
Class A	1,000.00	1,021.44	3.53	0.70%
Class I	1,000.00	1,022.69	2.27	0.45%
Class R6	1,000.00	1,022.94	2.02	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

65

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule” and the “1940 Act,” respectively). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2020 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

66

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the Review Period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. Although there were higher than average redemptions during the Review Period due to COVID-19 pandemic lockdowns, there were no changes to the RATS assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in the Program. The Committee met monthly, including twice in March in response to the COVID-19 pandemic, to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings, although unexpected market closures resulting from the COVID-19 materially affected one or more investments’ classification. Due to market volatility and such market closures, the Committee determined that, between March 13th and the end of June, a daily review of the Funds’ classifications was warranted.

C. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report.

Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

D. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the Review Period did any Fund breach the 15% limit.

67

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

E. Redemptions in Kind

There were no redemptions in-kind effected by any Fund during the Review Period.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2021.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-II SAR 03-21

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.rbcgam.us.

Table of Contents	Portfolio Managers	1
	Performance Summary	3
	Fund Statistics
	- RBC BlueBay Emerging Market Debt Fund	5
	- RBC BlueBay Global Bond Fund	6
	- RBC BlueBay High Yield Bond Fund	7
	Schedule of Portfolio Investments	8
	Financial Statements
	- Statements of Assets and Liabilities	34
	- Statements of Operations	36
	- Statements of Changes in Net Assets	38
	Financial Highlights	41
	Notes to Financial Statements	48
	Share Class Information	71
	Supplemental Information	72
	Statement Regarding Liquidity Risk Management Program	74

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as an investment sub-advisor to each of the Funds and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an investment sub-advisor for the RBC BlueBay High Yield Bond Fund and RBC BlueBay Global Bond Fund. The sub-advisors are responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.
BlueBay Emerging Market Debt Fund
Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina is Head of Emerging Markets and Senior Portfolio Manager at BlueBay. Polina started her career in emerging markets after the Russian financial crisis in 1988 and has, since then, gained expertise across a broad range of emerging market financial assets. Polina joined BlueBay in July 2005 from UBS where she was a credit analyst in EM corporate research. Her role encompassed coverage of EM issuers as well as research support for primary issuance of corporate debt. Prior to this, Polina was with Alliance Capital where she was an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at the firm. She started her career in a macro research boutique in Russia. Polina holds an MSc (Hons) in Finance from the people’s Friendship University of Russia, Moscow and is a CFA charterholder.
BlueBay Global Bond Fund
Kaspar Hense

Senior Portfolio Manager

Kaspar Hense is a Senior portfolio Manager within BlueBay’s Investment Grade team. Prior to joining BlueBay, Kaspar worked for three years at Toronto Dominion Securities in their global fixed income, capital markets group covering German clients. Previously, Kaspar spent six years with Deutsche Asset and Wealth Management where he was responsible for the global aggregate bond strategy. Kaspar began his career at Merrill Lynch in 2005 as an analyst. He holds a Master’s degree in Financial Management from a joint programme of the Christian Albrechts University of Kiel and the University of San Diego; and a Master’s degree in Economics from the Christian Albrechts University of Kiel. Kaspar is also a CFA charterholder.
Mark Dowding

Partner, Chief Investment Officer
Senior Portfolio Manager

Mark Dowding is Chief Investment Officer at BlueBay. He has over 25 years’ investment experience as a macro fixed income investor and has been a senior portfolio manager at BlueBay since 2010. As a macro risk taker, Mark actively pursues an open dialogue with policy makers and opinion formers, believing that proprietary research is key to gaining insights in order to generate strong investment returns. Prior to joining BlueBay, Mark was Head of Fixed Income in Europe for Deutsche Asset Management, a role he previously occupied at Invesco. He started his career as a fixed income portfolio manager at Morgan Grenfell in 1993 and holds a BSc (Hons) in Economics from the University of Warwick.

1

PORTFOLIO MANAGERS

Alexandria Sun
Portfolio Manager
Alexandria Sun is a Portfolio Manager within BlueBay’s Investment Grade team with a focus on government and global aggregate portfolios. She was a rotational associate at RBC Global Asset Management in Toronto, Canada, before joining BlueBay in July 2017. Prior to RBC, she was working as an analyst in the fixed income team at Deutsche Asset Management in New York. Alexandria earned a BA degree in Economics and English Literature from Cornell University. She also holds a Master’s degree in Economics from University of Toronto. Alexandria is a CFA charterholder.
BlueBay High Yield Bond Fund
Justin Jewell

Co-Head of Global Leveraged Finance
Senior Portfolio Manager

Justin is Co-Head of BlueBay’s Global Leveraged Finance Long-Only Strategies and a senior portfolio manager within the Global Leveraged Finance Group. Justin joined BlueBay in April 2009, initially as Head of High Yield Trading, before moving into portfolio management at the beginning of 2012. He has over 17 years’ industry experience and spent a large part of his career at UBS where, most recently, he was Director of High Yield and Distressed Trading in Europe. Justin worked as a senior trader at MKM Longboat LLP between June and November 2008, though he returned to UBS after the fund wound down. Justin has a BSc in Economics from the London School of Economics and Political Science.
Andrzej Skiba

Senior Portfolio Manager

Andrzej Skiba joined BlueBay in February 2005 and is a Senior Portfolio Manager responsible for the Developed Markets team and is based in BlueBay’s office in Stamford, Connecticut. Andrzej spent his first four years at BlueBay as a credit analyst covering the TMT, utilities and retail sectors for the Investment Grade team. Prior to BlueBay, Andrzej worked for Goldman Sachs as a credit analyst covering European investment grade telecom, media and utility sectors. Andrzej holds a BSc (Hons) in Management and International Business Economics from UMIST and is a CFA charterholder.
Tim Leary

Portfolio Manager

Tim Leary is responsible for portfolio management of the RBC BlueBay High Yield Bond Fund. Tim joined BlueBay in January 2012 as Head of Trading, North America within the Global Leveraged Finance Group based in the Stamford, Connecticut, office before being promoted to his current role in January 2017. Prior to joining BlueBay, he was a director in high yield and distressed credit trading at the Royal Bank of Scotland. Before that, Tim spent three years as an analyst on the leveraged loan trading desk at Bear Stearns & Co. Tim holds a BS in Business Administration with Finance concentration from Fordham University.

2

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of March 31, 2021 (Unaudited)
RBC BlueBay Emerging Market Debt Fund
Class A
- Including Max Sales Charge of 4.25%	15.81%	1.90%	3.82%	2.18%
- At Net Asset Value	21.00%	3.37%	4.72%	2.65%	1.11%	28.23%
Class I
- At Net Asset Value	21.26%	3.68%	4.99%	2.90%	0.85%	2.14%
Class R6
- At Net Asset Value	21.25%	3.71%	5.05%	2.99%	0.79%	31.83%

JPMorgan EMBI Global Diversified Index(d)	16.00%	4.04%	5.05%	5.47%
RBC BlueBay Global Bond Fund
Class A
- Including Max Sales Charge of 4.25%	0.37%	0.40%	3.05%	2.25%
- At Net Asset Value	4.78%	1.87%	3.94%	2.95%	0.76%	89.50%
Class I
- At Net Asset Value	5.05%	2.04%	3.98%	2.93%	0.52%	1.74%
Class R6
- At Net Asset Value	4.97%	2.06%	4.01%	2.97%	0.47%	32.48%

Bloomberg Barclays Global Aggregate Bond Index USD Hedged(d)	1.50%	4.32%	3.29%	3.39%
RBC BlueBay High Yield Bond Fund
Class A
- Including Max Sales Charge of 4.25%	14.78%	6.57%	6.67%	6.34%
- At Net Asset Value	19.83%	8.12%	7.60%	6.84%	0.82%	1.92%
Class I
- At Net Asset Value	20.06%	8.39%	7.91%	7.13%	0.57%	1.10%

ICE BofAML US High Yield Index	23.31%	6.53%	7.94%	7.00%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

3

PERFORMANCE SUMMARY (UNAUDITED)

(a)

The inception date (commencement of operations) is November 27, 2013 for Class A shares of BlueBay Emerging Market Debt Fund and BlueBay High Yield Bond Fund, January 28, 2020, for Class A shares of BlueBay Global Bond Fund, December 27, 2016 for Class R6 shares and November 30, 2011 for Class I shares for each Fund except BlueBay Global Bond Fund, which is December 9, 2014 for Class I shares. The performance in the table for the Class A and Class R6 shares prior to the inception of those classes reflects the performance of the Class I shares since the Fund’s inception.

(b)

The Funds’ expenses reflect actual expenses for the most recent fiscal year ended (September 30, 2020. For Class A shares of BlueBay Global Bond Fund, expenses reflect the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(c)

The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.04% for Class A, 0.79% for Class I and 0.74% for Class R6 of BlueBay Emerging Market Debt Fund, 0.77% for Class A, 0.52% for Class I and 0.47% for Class R6 of BlueBay Global Bond Fund and 0.82% for Class A and 0.57% for Class I of BlueBay High Yield Bond Fund until January 31, 2022.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a subset of the JPMorgan EMBI. The JPMorgan EMBI tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds and traded loans issued by sovereign and quasi-sovereign entities in emerging markets. The JPMorgan EMBI Global Diversified limits the weights of countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

The ICE BofAML US High Yield Index tracks the performance of U.S. dollar--denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

4

FUND STATISTICS (UNAUDITED)

RBC BlueBay Emerging Market Debt Fund
High level of total return consisting of income and capital appreciation.				Investment Objective
JPMorgan EMBI Global Diversified Index				Benchmark
				Asset Allocation as of 3/31/21 (% of Fund’s investments) & Top Five Industries (as of 3/31/21) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 1.35% of investments.
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	2.35%	Petronas Energy Canada Ltd., 2.11%, 3/23/28	1.63%	Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)
Egypt Treasury Bills, %, 6/22/21	2.14%	Ukraine Government International Bond, %, 5/31/40	1.57%
Dominican Republic International Bond, 5.88%, 1/30/60	2.02%	Petroleos Mexicanos, 7.69%, 1/23/50	1.55%
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34	1.85%	Oman Government International Bond, 6.25%, 1/25/31	1.54%
Nigeria Government International Bond, 7.88%, 2/16/32	1.70%
Argentine Republic Government International Bond, 0.13%, 7/9/41	1.68%
*A listing of all portfolio holdings can be found beginning on page 8
				Growth of $1,000,000 Initial Investment Since Inception (11/30/11)
The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

5

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Global Bond Fund
Investment Objective	High level of total return consisting of income and capital appreciation.
Benchmark	Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)

Asset Allocation as of 3/31/21 (% of Fund’s investments) & Top Five Industries (as of 3/31/21) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 14.38% of investments.

Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)	U.S. Treasury Notes, 1.50%, 9/30/21	7.09%	Abertis Infraestructuras SA, EMTN, 3.00%, 3/27/31	3.33%
	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47	4.08%	Japan Government Ten Year Bond, 0.10%, 9/20/28	3.24%
			U.S. Treasury Notes, 0.13%, 6/30/22	2.94%
	U.S. Treasury Notes, 2.88%, 5/31/25	3.82%	Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%	2.88%
	U.S. Treasury Notes, 1.50%, 9/15/22	3.59%	Australia Government Bond, 5.50%, 4/21/23	2.82%
	Japan Government Ten Year Bond, 0.40%, 3/20/25	3.49%
	*A listing of all portfolio holdings can be found beginning on page 20
Growth of $100,000 Initial Investment Since Inception (12/9/14)

The graph reflects an initial investment of $100,000 over the period from December 9, 2014 (commencement of operations) to March 31, 2020 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

6

FUND STATISTICS (UNAUDITED)

RBC BlueBay High Yield Bond Fund
High level of total return consisting of income and capital appreciation.				Investment Objective
ICE BofAML US High Yield Index				Benchmark
				Asset Allocation as of 3/31/21 (% of Fund’s investments) & Top Five Industries (as of 3/31/21) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 5.41% of investments.
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	1.61%	Terrier Media Buyer, Inc., 8.88%, 12/15/27	1.80%	Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)
		Netflix, Inc., 5.50%, 2/15/22	1.40%
Sprint Corp., 7.25%, 9/15/21	1.41%	Dealer Tire LLC / DT Issuer LLC,	1.03%
Ford Motor Co., 9.00%, 4/22/25	1.31%	8.00%, 2/1/28
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26	1.29%	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26	1.02%
Capitol Investment Merger Sub 2	1.13%	Carriage Services, Inc., 6.63%, 6/1/26	1.01%
LLC, 10.00%, 8/1/24

*A listing of all portfolio holdings can be found beginning on page 25
				Growth of $1,000,000 Initial Investment Since Inception (11/30/11)
The graph reflects an initial investment of $1,000,000 over the period from November 31, 2021 (commencement of operations) to March 31, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

March 31, 2021 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 63.74%
Angola — 1.75%
$ 285,000	Angolan Government International Bond, 8.00%, 11/26/29	$268,084
225,000	Angolan Government International Bond, 9.13%, 11/26/49	209,330

		477,414

Argentina — 2.80%
397,095	Argentine Republic Government International Bond, 0.13%, 7/9/35	117,741
400,204	Argentine Republic Government International Bond, 0.13%, 1/9/38	146,074
1,330,000	Argentine Republic Government International Bond, 0.13%, 7/9/41	459,354
110,137	Argentine Republic Government International Bond, 1.00%, 7/9/29	39,507

		762,676

Armenia — 0.81%
200,000	Republic of Armenia International Bond, 7.15%, 3/26/25	221,522

Brazil — 0.99%
300,000	Brazilian Government International Bond, 4.75%, 1/14/50	270,450

Colombia — 1.16%
330,000	Colombia Government International Bond, 4.13%, 5/15/51	316,965

Dominican Republic — 4.61%
150,000	Dominican Republic International Bond, 4.88%, 9/23/32	152,022
150,000	Dominican Republic International Bond, 5.30%, 1/21/41	147,671
370,000	Dominican Republic International Bond, 5.50%, 1/27/25	406,584
575,000	Dominican Republic International Bond, 5.88%, 1/30/60	550,562

		1,256,839

Ecuador — 1.16%
471,388	Ecuador Government International Bond, 0.50%, 7/31/35	217,352
223,700	Ecuador Government International Bond, 0.50%, 7/31/40	97,759

		315,111

Egypt — 2.80%
200,000	Egypt Government International Bond, 7.50%, 2/16/61	181,248
9,450,000	Egypt Treasury Bills, 0.00%, 6/22/21(a)	583,730

		764,978

El Salvador — 2.49%
87,000	El Salvador Government International Bond, 5.88%, 1/30/25	87,097
273,000	El Salvador Government International Bond, 6.38%, 1/18/27	270,617
110,000	El Salvador Government International Bond, 7.65%, 6/15/35	108,505

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$133,000	El Salvador Government International Bond, 7.75%, 1/24/23	$139,252
70,000	El Salvador Government International Bond, 8.63%, 2/28/29	74,493

		679,964

Ghana — 2.21%
200,000	Ghana Government International Bond, 7.63%, 5/16/29	198,713
410,000	Ghana Government International Bond, 8.63%, 4/7/34	403,993

		602,706

Indonesia — 1.00%
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50	273,797

Iraq — 2.25%
437,500	Iraq International Bond, 5.80%, 1/15/28	413,703
200,000	Iraq International Bond, 6.75%, 3/9/23	199,285

		612,988

Lebanon — 0.46%
36,000	Lebanon Government International Bond, 5.80%, 4/14/20(b)	4,140
66,000	Lebanon Government International Bond, 6.00%, 1/27/23(b)	7,590
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(b)	9,997
106,000	Lebanon Government International Bond, GMTN, 6.15%, 6/19/20(b)	12,539
675,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(b)	77,625
116,000	Lebanon Government International Bond, 8.25%, 4/12/21(b)	13,340
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(b)	611

		125,842

Macedonia — 0.84%
200,000	North Macedonia Government International Bond, 1.63%, 3/10/28	228,496

Mexico — 1.95%
275,000	Mexico Government International Bond, 3.77%, 5/24/61	245,108
280,000	Mexico Government International Bond, 4.50%, 1/31/50	286,160

		531,268

Nigeria — 1.70%
450,000	Nigeria Government International Bond, 7.88%, 2/16/32	463,861

Oman — 5.56%
200,000	Oman Government International Bond, 4.75%, 6/15/26	205,602
200,000	Oman Government International Bond, 4.88%, 2/1/25	208,503
400,000	Oman Government International Bond, 6.25%, 1/25/31	419,078
265,000	Oman Government International Bond, 6.75%, 10/28/27	292,742

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 200,000	Oman Government International Bond, 6.75%, 1/17/48	$191,434
200,000	Oman Government International Bond, 7.00%, 1/25/51	197,893

		1,515,252

Pakistan — 1.00%
270,000	Pakistan Government International Bond, 6.00%, 4/8/26	273,726

Paraguay — 1.86%
250,000	Paraguay Government International Bond, 5.00%, 4/15/26	281,714
200,000	Paraguay Government International Bond, 5.40%, 3/30/50	225,292

		507,006

Peru — 0.21%
70,000	Peruvian Government International Bond, 3.23%, 7/28/2121	56,776

Philippines — 1.03%
300,000	Philippine Government International Bond, 2.95%, 5/5/45	280,737

Romania — 1.93%
125,000(c)	Romanian Government International Bond, 2.12%, 7/16/31	149,284
100,000(c)	Romanian Government International Bond, 2.63%, 12/2/40	115,736
107,000(c)	Romanian Government International Bond, 3.38%, 1/28/50	130,482
134,000	Romanian Government International Bond, 4.00%, 2/14/51	130,315

		525,817

Saudi Arabia — 4.50%
420,000	Saudi Government International Bond, 2.25%, 2/2/33	395,673
200,000	Saudi Government International Bond, 2.75%, 2/3/32	200,045
260,000	Saudi Government International Bond, 3.45%, 2/2/61	240,328
400,000	Saudi Government International Bond, 3.75%, 1/21/55	391,946

		1,227,992

Serbia — 0.89%
100,000	Serbia International Bond, 1.65%, 3/3/33	113,683
100,000	Serbia International Bond, 3.13%, 5/15/27	129,737

		243,420

South Africa — 0.80%
250,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	216,931

Sri Lanka — 1.32%
330,000	Sri Lanka Government International Bond, 6.83%, 7/18/26	203,123
255,000	Sri Lanka Government International Bond, 7.85%, 3/14/29	156,787

		359,910

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Trinidad & Tobago — 0.77%
$ 200,000	Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	$210,900

Tunisia — 1.40%
200,000(c)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	206,854
200,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	174,763

		381,617

Turkey — 6.17%
200,000	Istanbul Metropolitan Municipality, 6.38%, 12/9/25	187,532
310,000	Turkey Government International Bond, 4.75%, 1/26/26	288,408
530,000	Turkey Government International Bond, 4.88%, 4/16/43	407,051
400,000	Turkey Government International Bond, 5.75%, 5/11/47	325,031
265,000	Turkey Government International Bond, 5.88%, 6/26/31	239,876
260,000	Turkey Government International Bond, 5.95%, 1/15/31	236,276

		1,684,174

Ukraine — 2.24%
415,000	Ukraine Government International Bond, 0.00%, 5/31/40(d)	427,698
170,000	Ukraine Government International Bond, 7.75%, 9/1/23	183,407

		611,105

United Arab Emirates — 3.40%
200,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49	191,650
360,000	Finance Department Government of Sharjah, 3.63%, 3/10/33	354,525
430,000	Finance Department Government of Sharjah, 4.00%, 7/28/50	379,952

		926,127

Uruguay — 1.07%
237,599	Uruguay Government International Bond, 4.98%, 4/20/55	292,841

Venezuela — 0.12%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(b)	8,500
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(b)	7,380
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(b)	17,000

		32,880

Zambia — 0.49%
240,000	Zambia Government International Bond, 5.38%, 9/20/22	134,640

Total Foreign Government Bonds		17,386,728

(Cost $18,179,732)

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds — 33.74%
Argentina — 1.04%
$ 100,000	YPF SA, 8.50%, 3/23/25	$81,990
254,000	YPF SA, 8.75%, 4/4/24	202,365

		284,355

Brazil — 2.66%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	229,250
189,264	MV24 Capital BV, 6.75%, 6/1/34	197,554
290,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	297,467

		724,271

China — 1.41%
400,000	China Evergrande Group, 9.50%, 4/11/22	384,504

Ecuador — 0.60%
174,102	Petroamazonas EP, 4.63%, 12/6/21	164,352

Indonesia — 1.97%
200,000	Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50	228,000
325,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 6/30/50	310,066

		538,066

Malaysia — 2.50%
200,000	Petronas Capital Ltd., 4.55%, 4/21/50	235,579
450,000	Petronas Energy Canada Ltd., 2.11%, 3/23/28(e)	444,811

		680,390

Mexico — 8.80%
53,000	Mexico City Airport Trust, 3.88%, 4/30/28	54,087
200,000	Mexico City Airport Trust, 5.50%, 7/31/47	198,060
200,000	Petroleos Mexicanos, 5.95%, 1/28/31	191,500
416,000	Petroleos Mexicanos, 6.35%, 2/12/48	342,680
145,000	Petroleos Mexicanos, 6.50%, 3/13/27	151,525
375,000	Petroleos Mexicanos, 6.84%, 1/23/30	380,587
340,000	Petroleos Mexicanos, 6.88%, 8/4/26	364,001
6,500,000(f)	Petroleos Mexicanos, 7.19%, 9/12/24	295,558
458,000	Petroleos Mexicanos, 7.69%, 1/23/50	422,619

		2,400,617

Paraguay — 0.78%
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27	211,958

Peru — 1.17%
320,000	InRetail Consumer, 3.25%, 3/22/28(e)	319,968

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Saudi Arabia — 0.65%
$200,000	Saudi Arabian Oil Co., 3.50%, 11/24/70	$178,285

South Africa — 1.52%
200,000	Eskom Holdings SOC Ltd., MTN, 6.35%, 8/10/28	212,380
200,000	Stillwater Mining Co., 6.13%, 6/27/22	201,867

		414,247

Trinidad & Tobago — 0.75%
200,000	Trinidad Generation UnLtd, 5.25%, 11/4/27	205,694

United Arab Emirates — 8.57%
200,000	DP World Salaam, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.75%), 6.00%, 1/1/2169(g)	216,100
360,000	Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27	361,080
520,000	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(e)	503,948
660,000	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(e)	642,015
200,000	MDGH - GMTN BV, GMTN, 2.88%, 5/21/30	206,647
200,000	MDGH - GMTN BV, 3.70%, 11/7/49	204,785
200,000	Sharjah Sukuk Program Ltd., 2.94%, 6/10/27	203,857

		2,338,432

United States — 1.05%
400,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(a)	285,575

Venezuela — 0.27%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(b)	7,595
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/21(b)	65,000

		72,595

Total Corporate Bonds		9,203,309

(Cost $9,359,3162

Shares
Investment Company — 1.33%
362,977	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	362,977

Total Investment Company		362,977

(Cost $362,977)

Total Investments		$26,953,014
(Cost $27,902,025)(i) — 98.81%

Other assets in excess of liabilities — 1.19%		325,683

NET ASSETS — 100.00%		$27,278,697

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

(a)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Principal amount denoted in Euros.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(h)	Affiliated investment.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Foreign currency exchange contracts as of March 31, 2021:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	318,079	BRL	1,760,983	Citibank N.A.	5/4/21	$5,869
CLP	205,677,018	USD	281,573	Citibank N.A.	5/12/21	3,995
CLP	187,573,386	USD	260,000	Citibank N.A.	5/12/21	432
INR	9,024,739	USD	121,722	Citibank N.A.	5/12/21	735
INR	12,133,447	USD	163,788	Citibank N.A.	5/12/21	850
MXN	1,335,553	USD	64,505	Citibank N.A.	5/12/21	536
MXN	1,523,782	USD	73,504	Citibank N.A.	5/12/21	703
MXN	2,589,758	USD	124,920	Citibank N.A.	5/12/21	1,200
MXN	916,937	USD	42,848	Citibank N.A.	5/12/21	1,806
MXN	1,458,176	USD	70,000	Citibank N.A.	5/12/21	1,012
MXN	304,033	USD	14,222	Citibank N.A.	5/12/21	584
PHP	19,990,825	USD	408,182	Citibank N.A.	5/12/21	1,961
PHP	9,355,541	USD	190,463	Citibank N.A.	5/12/21	1,481
PHP	7,311,300	USD	150,000	Citibank N.A.	5/12/21	3
USD	633,128	TRY	5,355,779	Barclays Bank Plc	5/12/21	3,757
USD	150,000	TRY	1,116,339	BNP Paribas	5/12/21	18,816
USD	282,940	CLP	198,779,244	Citibank N.A.	5/12/21	6,949
USD	277,060	CLP	194,471,160	Citibank N.A.	5/12/21	7,051
USD	135,845	COP	494,910,580	Citibank N.A.	5/12/21	798
USD	130,000	COP	471,667,820	Citibank N.A.	5/12/21	1,295
USD	140,000	EUR	116,771	Citibank N.A.	5/12/21	2,941
USD	1,637,061	EUR	1,361,000	Citibank N.A.	5/12/21	39,607
USD	228,871	EUR	190,000	Citibank N.A.	5/12/21	5,861
USD	310,000	EUR	259,851	Citibank N.A.	5/12/21	5,004
USD	76,020	INR	5,598,111	Citibank N.A.	5/12/21	59
USD	65,000	MXN	1,329,022	Citibank N.A.	5/12/21	277
USD	292,446	PHP	14,073,970	Citibank N.A.	5/12/21	3,697
USD	130,000	TRY	1,004,877	Merrill Lynch International	5/12/21	11,914
ZAR	4,250,000	USD	281,446	Citibank N.A.	5/12/21	4,854
TRY	59,647	USD	6,912	Merrill Lynch International	5/24/21	49
OMR	19,334	USD	50,000	HSBC Bank Plc	10/20/21	106

						$134,202

BRL	581,490	USD	105,572	Citibank N.A.	5/4/21	$(2,478)
BRL	453,499	USD	82,472	Citibank N.A.	5/4/21	(2,070)
BRL	725,994	USD	131,956	Citibank N.A.	5/4/21	(3,242)
COP	966,578,400	USD	270,000	Citibank N.A.	5/12/21	(6,248)
EUR	506,771	USD	609,257	Citibank N.A.	5/12/21	(14,441)
EUR	259,851	USD	305,102	Citibank N.A.	5/12/21	(106)
EUR	110,000	USD	131,314	Citibank N.A.	5/12/21	(2,203)
EUR	125,000	USD	151,327	Citibank N.A.	5/12/21	(4,610)
MXN	2,255,587	USD	110,773	Citibank N.A.	5/12/21	(927)
PHP	4,937,225	USD	101,355	Citibank N.A.	5/12/21	(61)

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
TRY	5,039,679	USD	654,645	Barclays Bank Plc	5/12/21	$(62,419)
TRY	21,454	USD	2,958	BNP Paribas	5/12/21	(437)
TRY	734,303	USD	94,779	Citibank N.A.	5/12/21	(8,490)
TRY	1,331,415	USD	177,751	HSBC Bank Plc	5/12/21	(21,293)
TRY	350,143	USD	45,221	Merrill Lynch International	5/12/21	(4,074)
USD	213,980	INR	15,773,003	Citibank N.A.	5/12/21	(44)
USD	35,044	MXN	730,180	Citibank N.A.	5/12/21	(515)
USD	33,659	MXN	700,641	Citibank N.A.	5/12/21	(462)
USD	119,150	MXN	2,485,681	Citibank N.A.	5/12/21	(1,902)
USD	79,433	MXN	1,656,587	Citibank N.A.	5/12/21	(1,242)
USD	82,713	MXN	1,728,594	Citibank N.A.	5/12/21	(1,468)
USD	370,000	MXN	7,672,377	Citibank N.A.	5/12/21	(3,641)
USD	143,366	PHP	7,057,212	Citibank N.A.	5/12/21	(1,423)
USD	54,168	PHP	2,657,900	Citibank N.A.	5/12/21	(363)
USD	183,334	PHP	8,995,632	Citibank N.A.	5/12/21	(1,225)
USD	54,168	PHP	2,655,029	Citibank N.A.	5/12/21	(304)
USD	81,252	PHP	3,984,371	Citibank N.A.	5/12/21	(494)
USD	47,079	PHP	2,308,282	Citibank N.A.	5/12/21	(279)
USD	140,000	ZAR	2,103,570	Citibank N.A.	5/12/21	(1,706)
USD	289,050	ZAR	4,375,000	Citibank N.A.	5/12/21	(5,671)
USD	330,000	ZAR	5,104,322	Citibank N.A.	5/12/21	(13,851)
ZAR	3,253,499	USD	220,000	Citibank N.A.	5/12/21	(829)
ZAR	4,079,393	USD	275,882	Citibank N.A.	5/12/21	(1,074)
USD	6,872	TRY	59,647	Merrill Lynch International	5/24/21	(89)
USD	672,306	OMR	263,275	HSBC Bank Plc	10/20/21	(9,992)

						$(179,673)

Total						$(45,471)

Financial futures contracts as of March 31, 2021:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
10 Year Euro-Bund	3	June 2021	$ 487	EUR $602,580	Citigroup Global Markets
10 Year U.S. Ultra Treasury Bond	3	June 2021	10,879	USD 431,063	Citigroup Global Markets
Total			$11,366

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Interest rate swaps as of March 31, 2021:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
2.92%	CNY-CITILDN	Expiration	Citigroup Global Markets, Inc.	5/12/26	CNY 4,110	$3,786
5.66%	BRL-HSBCLDN	Expiration	Citigroup Global Markets, Inc.	1/2/23	BRL 6,306	(21,572)
5.40%	BRL-HSBCLDN	Expiration	Citigroup Global Markets, Inc.	1/2/23	BRL 5,163	(19,818)
5.50%	BRL-HSBCLDN	Expiration	Citigroup Global Markets, Inc.	1/2/23	BRL 3,385	(12,448)
5.65%	CME-SWAPIRS-MXN	Expiration	Citigroup Global Markets, Inc.	4/30/31	MXN 5,919	(26,626)

						$(80,464)

Total						$(76,678)

Credit default swaps buy protection as of March 31, 2021:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
5.00%	Markit CDX Emerging Markets Index, Series 35	Quarterly	Citigroup Global Markets, Inc.	12/20/25	USD 605	$(51,381)	$(4,497)	$(55,878)
1.00%	Markit CDX Emerging Markets Index, Series 34	Quarterly	Citigroup Global Markets, Inc.	12/20/25	USD1,270	54,675	6,787	61,462
1.00%	Russian Foreign Bond - Eurobond	Quarterly	Morgan Stanley & Co. International plc	6/20/26	USD 820	567	3,807	4,374
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	6/20/26	USD 270	46,890	(2,105)	44,785
1.00%	Turkey Government International Bond	Quarterly	Merrill Lynch International	6/20/26	USD 179	30,400	(709)	29,691
1.00%	Turkey Government International Bond	Quarterly	Merrill Lynch International	6/20/26	USD 107	17,966	(217)	17,748

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/20/26	USD 268	46,645	(2,192)	44,453
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/20/23	USD 71	5,145	364	5,509
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/20/23	USD 76	5,507	390	5,897
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	6/20/23	USD 670	52,544	(559)	51,985
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	6/22/26	USD 270	43,279	1,506	44,785

Total						$252,237	$2,575	$254,811

Credit default swaps sell protection as of March 31, 2021:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)	Premium Paid/ (Received)	Unreal. Dep.	Value
5.00%	Argentina Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/26	0.185	USD 160	$ (60,516)	$ (4,064)	$ (64,579)

Total							$ (60,516)	$ (4,064)	$ (64,579)

*

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2021 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

CLP - Chilean Peso

CNY - China Yuan

COP - Colombian Peso

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

INR - Indian Rupee

MTN - Medium Term Note

MXN - Mexican Peso

OMR - Omani Rial

PHP - Philippine Peso

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	63.74%
Energy	19.54%
Utilities	3.51%
Financial	2.92%
Industrial	2.71%
Basic Materials	1.57%
Consumer, Cyclical	1.17%
Consumer, Non-cyclical	0.79%
Communications	0.78%
Government	0.75%
Other	2.52%
100.00%

See Notes to the Financial Statements.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund

March 31, 2021 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 35.77%
Australia — 2.82%
950,000(a)	Australia Government Bond, 5.50%, 4/21/23	$801,273

Belgium — 1.24%
300,000(b)	Kingdom of Belgium Government Bond, 0.00%, 10/22/31	351,538

Canada — 1.81%
147,000(a)	Canadian Government Bond, 5.00%, 6/1/37	169,647
300,000(a)	Canadian Government Bond, 5.75%, 6/1/33	344,514

		514,161

Germany — 4.62%
430,000(b)	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29	532,711
103,000(b)	Bundesrepublik Deutschland Bundesanleihe, 4.25%, 7/4/39	215,050
479,233(b)	Bundesschatzanweisungen, 0.00%, 3/11/22	565,307

		1,313,068

Italy — 3.26%
375,000(b)	Italy Buoni Poliennali Del Tesoro, 0.95%, 3/1/37(c)	428,082
353,000(b)	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29	499,306

		927,388

Japan — 13.45%
101,200,000(a)	Japan Government Ten Year Bond, 0.10%, 9/20/28	921,299
107,500,000(a)	Japan Government Ten Year Bond, 0.40%, 3/20/25	990,815
36,350,000(a)	Japan Government Ten Year Bond, 0.80%, 12/20/22	333,557
52,400,000(a)	Japan Government Thirty Year Bond, 0.80%, 12/20/47	494,406
64,200,000(a)	Japan Government Twenty Year Bond, 0.40%, 3/20/36	587,390
46,650,000(a)	Japan Government Twenty Year Bond, 1.60%, 12/20/33	494,336

		3,821,803

Mexico — 1.59%
359,000(b)	Mexico Government International Bond, 4.00%, 3/15/2115	450,934

New Zealand — 0.53%
200,000(a)	New Zealand Government Bond, 2.75%, 4/15/25	150,935

Tunisia — 2.50%
690,000(b)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	711,221

United Kingdom — 3.91%
240,000(a)	United Kingdom Gilt, 1.75%, 1/22/49	359,517
400,000(a)	United Kingdom Gilt, 4.75%, 12/7/30	751,480

		1,110,997

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value

Venezuela — 0.04%
$ 121,000	Venezuela Government International Bond, 8.25%, 10/13/24(d)	$12,100

Total Foreign Government Bonds		10,165,418

(Cost $10,209,290)

U.S. Treasury Obligations — 22.54%
United States — 22.54%
388,700	U.S. Treasury Bonds, 1.25%, 5/15/50	292,497
98,500	U.S. Treasury Bonds, 3.38%, 11/15/48	117,984
243,800	U.S. Treasury Bonds, 3.63%, 8/15/43	298,426
834,400	U.S. Treasury Notes, 0.13%, 6/30/22	834,596
2,000,000	U.S. Treasury Notes, 1.50%, 9/30/21	2,014,531
1,000,000	U.S. Treasury Notes, 1.50%, 9/15/22	1,019,922
750,000	U.S. Treasury Notes, 1.50%, 2/15/30	740,391
997,600	U.S. Treasury Notes, 2.88%, 5/31/25	1,086,449

		6,404,796

Total U.S. Treasury Obligations		6,404,796

(Cost $6,508,522)
Corporate Bonds — 18.43%
France — 2.81%
600,000(b)	Electricite de France SA, (12 Year EUR Swap + 3.043%), EMTN, 5.00%, (e),(f),(g)	799,576

Italy — 2.88%
570,000(b)	Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%, (e),(f),(g)	818,388

Spain — 6.94%
700,000(b)	Abertis Infraestructuras SA, EMTN, 3.00%, 3/27/31	947,380
600,000(b)	CaixaBank SA, 6.38%, (e),(f),(g)	763,830
200,000(b)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, (e),(f),(g)	259,549

		1,970,759

United States — 5.65%
400,000	Broadcom, Inc., 4.25%, 4/15/26	444,151
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47	1,159,879

		1,604,030

Venezuela — 0.15%
172,500	Petroleos de Venezuela SA, 8.50%, 10/27/21(d)	43,125

Total Corporate Bonds		5,235,878

(Cost $4,928,381)

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 4.65%
United States — 4.65%
$623,841	Freddie Mac, Pool #RA1353, 3.00%, 9/1/49	$651,236
638,868	Ginnie Mae, Pool #MA6153, 3.00%, 9/20/49	670,875

		1,322,111

Total U.S. Government Agency Backed Mortgages		1,322,111

(Cost $1,285,429)

Shares
Investment Company — 13.67%
3,883,720	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	3,883,720

Total Investment Company		3,883,720

(Cost $3,883,720)

Total Investments		$27,011,923
(Cost $26,815,342)(i) — 95.06%

Other assets in excess of liabilities — 4.94%		1,403,462

NET ASSETS — 100.00%		$28,415,385

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2021.
(h)	Affiliated investment.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

March 31, 2021 (Unaudited)

Foreign currency exchange contracts as of March 31, 2021:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,100,000	USD	1,290,806	Citibank N.A.	5/12/21	$ 303
USD	824,652	AUD	1,082,000	Citibank N.A.	5/12/21	2,645
USD	240,745	EUR	200,000	Citibank N.A.	5/12/21	5,998
USD	8,832,528	EUR	7,329,900	Citibank N.A.	5/12/21	229,163
USD	4,091,160	JPY	429,405,000	Citibank N.A.	5/12/21	211,424
USD	157,800	NZD	219,000	Citibank N.A.	5/12/21	4,865
						$454,398

GBP	53,800	USD	76,106	Citibank N.A.	5/12/21	$ (1,928)
USD	586,170	CAD	749,000	Citibank N.A.	5/12/21	(9,874)
USD	1,212,806	GBP	887,000	Citibank N.A.	5/12/21	(10,174)
						$(21,976)

Total						$432,422

Financial futures contracts as of March 31, 2021:

	Number of	Expiration	Value/Unrealized	Notional
Long Position	Contracts	Date	Depreciation	Value		Clearinghouse
30 Year Euro-Buxl	3	June 2021	$ (9,713)	EUR	$724,869	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Note	6	June 2021	(9,058)	USD	740,391	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Note	4	June 2021	(13,117)	USD	523,750	Credit Suisse Securities (USA) LLC

Total			$(31,888)

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

March 31, 2021 (Unaudited)

			Value/Unrealized
	Number of	Expiration	Appreciation	Notional
Short Position	Contracts	Date	(Depreciation)	Value		Clearinghouse
10 Year Euro-Bund	7	June 2021	$1,136	EUR	$1,406,020	Credit Suisse Securities (USA) LLC
5 Year Euro-Bobl	7	June 2021	(1,157)	EUR	1,108,858	Credit Suisse Securities (USA) LLC

Total			$(21)

Abbreviations used are defined below:

AUD - Australian Dollar

Bobl - German Bundesobligationen

CAD - Canadian Dollar

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	35.77%
Government	22.54%
Financial	11.13%
Communications	4.08%
Consumer, Non-cyclical	3.34%
Utilities	2.81%
Technology	1.57%
Energy	0.15%
Other	18.61%
100.00%

See Notes to the Financial Statements.

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

March 31, 2021 (Unaudited)

Principal Amount		Value
Corporate Bonds — 92.66%
Australia — 1.09%
$ 1,594,000	Perenti Finance Pty Ltd., 6.50%, 10/7/25(a)	$1,688,011
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	96,034
196,445	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	195,856

		1,979,901

Brazil — 0.52%
1,000,000	MARB BondCo Plc, 3.95%, 1/29/31	951,900

Canada — 4.71%
2,209,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	2,347,707
1,150,000	Bombardier, Inc., 7.88%, 4/15/27(a)	1,129,415
674,000	Hudbay Minerals, Inc., 6.13%, 4/1/29(a)	722,078
1,579,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	1,633,081
496,000	Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	521,494
730,000	New Gold, Inc., 7.50%, 7/15/27(a)	756,061
556,000	Telesat Canada / Telesat LLC, 4.88%, 6/1/27(a)	556,000
925,000	Telesat Canada / Telesat LLC, 6.50%, 10/15/27(a)	926,878

		8,592,714

Cayman Islands — 0.98%
1,860,402	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	1,784,125

France — 1.51%
201,000	Altice France SA/France, 8.13%, 2/1/27(a)	220,316
245,000(d)	Banijay Entertainment SASU, 3.50%, 3/1/25	289,007
1,700,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	1,752,062
397,000(d)	Parts Europe SA, 6.50%, 7/16/25	487,143

		2,748,528

Germany — 2.17%
678,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	704,286
1,000,000	Commerzbank AG, 7.00%, (e),(f)	1,072,827
800,000(d)	Wintershall Dea Finance 2 BV, Series NC5, 2.50%, (e),(f)	916,684
1,100,000(d)	Wintershall Dea Finance 2 BV, Series NC8, 3.00%, (e),(f)	1,255,928

		3,949,725

Italy — 1.27%
804,000	F-Brasile SpA / F-Brasile US LLC, Series XR, 7.38%, 8/15/26(a)	804,534
300,000	Intesa Sanpaolo SpA, MTN, 7.70%, (a),(e),(f)	339,333
500,000	Telecom Italia Capital SA, 6.38%, 11/15/33	590,000
300,000	UniCredit SpA, 5.86%, 6/19/32(a),(e)	332,161
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(e)	259,880

		2,325,908

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Korea — 0.38%
$ 650,000	Clark Equipment Co., 5.88%, 6/1/25(a)	$687,981

Luxembourg — 2.20%
423,000	Altice Financing SA, 5.00%, 1/15/28(a)	418,152
700,000	Altice Financing SA, 7.50%, 5/15/26(a)	731,066
1,412,000	Altice France Holding SA, 10.50%, 5/15/27(a)	1,588,105
680,000(g)	Cidron Aida Finco Sarl, 6.25%, 4/30/28(a)	947,362
264,000(d)	Summer BC Holdco B SARL, 5.75%, 10/31/26	325,458

		4,010,143

Netherlands — 0.92%
870,000(d)	IPD 3 BV, 5.50%, 12/1/25	1,052,126
600,000	UPC Holding BV, 5.50%, 1/15/28(a)	620,070

		1,672,196

Singapore — 0.26%
687,000	Avation Capital SA, PIK, 8.25%, 10/31/26(a)	480,900

Spain — 0.84%
1,342,000	Cirsa Finance International Sarl, 7.88%, 12/20/23(a)	1,374,302
160,000(d)	Haya Real Estate SA, 5.25%, 11/15/22	162,520

		1,536,822

Switzerland — 0.43%
720,000	Credit Suisse Group AG, 7.25%, (e),(f)	778,356

United Arab Emirates — 0.29%
508,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	530,352

United Kingdom — 1.88%
870,000(g)	Jerrold Finco Plc, 5.25%, 1/15/27(a)	1,214,204
630,000(d)	Pinnacle Bidco Plc, 5.50%, 2/15/25	748,017
680,000(g)	Stonegate Pub Co. Financing 2019 Plc, 8.25%, 7/31/25	989,764
476,000	Virgin Media Finance Plc, 5.00%, 7/15/30(a)	477,190

		3,429,175

United States — 73.21%
1,180,000	Adient US LLC, 7.00%, 5/15/26(a)	1,257,484
651,000	Adient US LLC, 9.00%, 4/15/25(a)	723,203
1,040,000	Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	1,029,922
1,261,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(a)	1,199,159
482,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	532,280
744,000	Allegheny Technologies, Inc., 7.88%, 8/15/23	806,728
329,000	Alliance Data Systems Corp., 7.00%, 1/15/26(a)	351,874
867,683	Allison Transmission, Inc., 5.88%, 6/1/29(a)	948,651

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 648,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(a)	$661,660
768,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	784,300
410,000(d)	Avis Budget Finance Plc, 4.75%, 1/30/26	489,842
1,089,000	Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	1,159,455
625,000	Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	692,438
810,000	Bausch Health Cos., Inc., 6.25%, 2/15/29(a)	858,818
1,341,000	Bausch Health Cos., Inc., 7.00%, 3/15/24(a)	1,372,849
405,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	420,398
712,000	Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	727,991
362,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	389,110
1,500,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	1,563,791
629,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	638,266
516,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	548,896
662,000	Caesars Entertainment, Inc., 8.13%, 7/1/27(a)	728,298
1,000,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	1,008,854
400,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(a)	422,095
1,907,000	Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24(a)	2,061,442
1,749,000	Carriage Services, Inc., 6.63%, 6/1/26(a)	1,836,450
549,000	Carvana Co., 5.88%, 10/1/28(a)	566,475
903,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	936,046
493,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	517,805
1,254,000	Cheniere Energy Partners LP, 5.63%, 10/1/26	1,312,021
320,000	Cinemark USA, Inc., 5.88%, 3/15/26(a)	327,854
1,017,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	1,080,095
1,445,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(a)	1,555,918
1,430,000	Clearway Energy Operating LLC, 3.75%, 2/15/31(a)	1,375,000
937,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26(a)	1,018,552
1,000,000	Commercial Metals Co., 3.88%, 2/15/31	981,334
969,000	CommScope Technologies LLC, 6.00%, 6/15/25(a)	988,565
712,000	Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(a)	746,761
673,000	Constellium SE, 3.75%, 4/15/29(a)	644,734
589,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	579,423
643,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	677,282
1,500,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,653,920
798,000	DCP Midstream Operating LP, 5.63%, 7/15/27	866,003
1,776,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	1,880,599
495,000	DISH DBS Corp., 7.38%, 7/1/28	517,853
356,000	Encompass Health Corp., 4.50%, 2/1/28	364,444
644,000	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp., 5.38%, 4/1/26(a)	639,676
1,030,000	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp., 5.88%, 4/1/29(a)	1,015,808
1,975,000	Ford Motor Co., 9.00%, 4/22/25	2,390,870

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 1,269,000	Ford Motor Credit Co. LLC, 4.13%, 8/17/27	$1,308,083
607,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	654,686
1,500,000	Foundation Building Materials, Inc., 6.00%, 3/1/29(a)	1,480,991
515,000	Gap, Inc. (The), 8.63%, 5/15/25(a)	576,656
384,000	Genworth Mortgage Holdings, Inc., 6.50%, 8/15/25(a)	414,356
1,642,000	G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	1,800,586
447,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	479,611
769,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	811,132
156,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	171,210
1,315,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	1,443,643
1,653,000	GrafTech Finance, Inc., 4.63%, 12/15/28(a)	1,662,169
1,262,000	Gray Television, Inc., 7.00%, 5/15/27(a)	1,371,202
1,232,000	Griffon Corp., 5.75%, 3/1/28	1,313,172
1,554,000	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	1,584,561
1,560,000	HCA, Inc., 5.88%, 5/1/23	1,697,227
231,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	245,723
403,000	Interface, Inc., 5.50%, 12/1/28(a)	416,641
600,000	International Game Technology Plc, 4.13%, 4/15/26(a)	616,650
826,000	International Game Technology Plc, 5.25%, 1/15/29(a)	861,518
1,021,000	IRB Holding Corp., 7.00%, 6/15/25(a)	1,100,676
474,000	Iron Mountain, Inc., 5.63%, 7/15/32(a)	495,995
535,000	Kaiser Aluminum Corp., 6.50%, 5/1/25(a)	566,662
1,100,000	Kraft Heinz Foods Co., 4.88%, 10/1/49	1,242,189
858,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(a)	861,068
754,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	789,416
1,363,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	1,403,890
1,646,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	1,757,028
590,000	LD Holdings Group LLC, 6.13%, 4/1/28(a)	599,844
832,000	LD Holdings Group LLC, 6.50%, 11/1/25(a)	872,728
852,000	Level 3 Financing, Inc., 3.75%, 7/15/29(a)	832,847
502,000	Life Time, Inc., 5.75%, 1/15/26(a)	516,474
843,000	Life Time, Inc., 8.00%, 4/15/26(a)	868,081
553,000	Lithia Motors, Inc., 4.38%, 1/15/31(a)	574,434
812,000	LogMeIn, Inc., 5.50%, 9/1/27(a)	850,042
1,500,000	Lumen Technologies, Inc., Series W, 6.75%, 12/1/23	1,655,736
273,812	Macy’s Retail Holdings LLC, 5.88%, 4/1/29(a)	281,211
1,087,000	Mattel, Inc., 3.38%, 4/1/26(a)	1,124,521
1,721,000	Matthews International Corp., 5.25%, 12/1/25(a)	1,779,394
1,012,000	Meritor, Inc., 4.50%, 12/15/28(a)	1,014,992
946,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25(a)	997,369
379,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(a)	380,938
351,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	365,176
1,829,000	Netflix, Inc., 5.50%, 2/15/22	1,901,068
1,530,000	New Fortress Energy, Inc., 6.50%, 9/30/26(a)	1,544,507
585,000	Nexstar Broadcasting, Inc., 4.75%, 11/1/28(a)	591,324
582,000	Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	612,010

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 1,488,000	Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28(a)	$1,486,015
750,000	Novelis Corp., 5.88%, 9/30/26(a)	784,861
796,000	NuStar Logistics LP, 5.75%, 10/1/25	852,476
630,000	NuStar Logistics LP, 6.38%, 10/1/30	681,559
908,000	Park River Holdings, Inc., 5.63%, 2/1/29(a)	880,333
250,000	PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(a)	255,714
327,000	PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(a)	353,646
747,000	Pike Corp., 5.50%, 9/1/28(a)	760,477
815,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	857,159
1,094,080	PowerTeam Services LLC, 9.03%, 12/4/25(a)	1,210,980
789,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 8/31/27(a)	765,330
726,000	Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(a)	766,600
562,000	Rayonier AM Products, Inc., 5.50%, 6/1/24(a)	539,405
902,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	956,488
390,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(a)	384,329
578,000	Realogy Group LLC / Realogy Co-Issuer Corp., 7.63%, 6/15/25(a)	630,768
1,292,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	1,431,512
1,721,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	1,862,989
691,000	Scientific Games International, Inc., 5.00%, 10/15/25(a)	715,639
678,000	Scientific Games International, Inc., 7.00%, 5/15/28(a)	724,962
837,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	900,013
1,047,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	1,068,029
1,325,000	Sirius XM Radio, Inc., 4.63%, 7/15/24(a)	1,363,952
696,000	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)	690,902
2,844,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	2,940,816
2,500,000	Sprint Corp., 7.25%, 9/15/21	2,562,605
1,677,000	SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	1,755,620
625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31(a)	633,037
1,130,000	TEGNA, Inc., 5.00%, 9/15/29	1,171,993
1,089,000	Tenet Healthcare Corp., 6.13%, 10/1/28(a)	1,133,894
1,832,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	1,970,721
703,000	TransDigm, Inc., 5.50%, 11/15/27	729,225
542,000	TransDigm, Inc., 6.25%, 3/15/26(a)	575,216
612,000	TripAdvisor, Inc., 7.00%, 7/15/25(a)	661,716
570,000	Triumph Group, Inc., 6.25%, 9/15/24(a)	578,502
1,121,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	1,197,315
990,000	US Acute Care Solutions LLC, 6.38%, 3/1/26(a)	1,026,813
1,452,000	Verscend Escrow Corp., 9.75%, 8/15/26(a)	1,556,602
375,000	Vertical Holdco GmbH, 7.63%, 7/15/28(a)	403,687
1,445,000	Voyager Aviation Holdings LLC / Voyager Finance Co., 9.00%, 8/15/21(a)	718,805

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$1,011,000	White Cap Buyer LLC, 6.88%, 10/15/28(a)	$1,075,355
583,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	607,519
800,000	Yum! Brands, Inc., 7.75%, 4/1/25(a)	876,298

		133,440,606

Total Corporate Bonds		168,899,332

(Cost $164,539,027)

Shares
Common Stocks — 0.01%
Australia — 0.01%
70,137	Quintis Ltd.*,(b),(c)	17,534

United States — 0.00%
12,785	Vertellus Escrow U.S.*,(b),(c)	2,941
12,785	W R Grace & Co.*,(b),(c)	984

		3,925

Total Common Stocks		21,459

(Cost $1)

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	1

Total Rights/Warrants		1

(Cost $0)

Investment Company — 5.30%
9,652,205	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (h)	9,652,205

Total Investment Company		9,652,205

(Cost $9,652,205)

Total Investments		$178,572,997
(Cost $174,191,233)(i) — 97.97%

Other assets in excess of liabilities — 2.03%		3,700,297

NET ASSETS — 100.00%		$182,273,294

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2021 (Unaudited)

(d)	Principal amount denoted in Euros.

(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.

(g)	Principal amount denoted in British Pounds.

(h)	Affiliated investment.

(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2021 (Unaudited)

Foreign currency exchange contracts as of March 31, 2021:

						Value/Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	4,661,042	EUR	3,874,000	Citibank N.A.	5/12/21	$113,989
USD	1,813,504	EUR	1,500,000	Citibank N.A.	5/12/21	52,901
						$166,890

EUR	400,000	USD	476,866	Citibank N.A.	5/12/21	$ (7,372)
USD	2,115,071	GBP	1,550,000	Citibank N.A.	5/12/21	(22,042)
USD	959,802	GBP	700,000	Citibank N.A.	5/12/21	(5,345)
						$ (34,759)

Total						$132,131

Financial futures contracts as of March 31, 2021:

			Value/Unrealized
	Number of	Expiration	Appreciation	Notional
Short Position	Contracts	Date	(Depreciation)	Value		Clearinghouse
10 Year Euro-Bund	5	June 2021	$1,567	EUR	$1,004,300	Citigroup Global Markets Inc.
5 Year Euro-Bobl	6		(779)	EUR	950,450	Citigroup Global Markets Inc.
Total			$ 788

Abbreviations used are defined below:

Bobl - German Bundesobligationen

EUR - Euro

GBP - United Kingdom Pound Sterling

MTN - Medium Term Note

USD - United States Dollar

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2021 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer, Cyclical	26.20%
Communications	17.46%
Consumer, Non-cyclical	14.15%
Industrial	9.99%
Financial	9.23%
Basic Materials	8.01%
Energy	5.14%
Technology	1.32%
Utilities	1.17%
Other*	7.33%
100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

33

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay Global Bond Fund	RBC BlueBay High Yield Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $27,539,048, $22,931,622 and $164,539,028, respectively)	$26,590,037	$23,128,203	$168,920,792
Affiliated investments (cost $362,977, $3,883,720 and $9,652,205, respectively)	362,977	3,883,720	9,652,205
Cash	63,778	—	50,001
Cash at broker for financial futures contracts	151,111	86,342	49,991
Segregated cash for swap contracts	252,276	—	80,766
Cash at broker for forward foreign currency exchange contracts	54,991	510,000	270,000
Foreign currency, at value (cost $43,674, $1,552,489 and $135,464, respectively)	42,556	1,504,123	134,060
Interest and dividend receivable	293,596	170,142	2,631,909
Receivable from advisor	7,029	15,249	—
Receivable for capital shares issued	—	—	418,305
Receivable for investments sold	57,381	—	2,431,231
Credit default swaps at value (premiums paid $303,618, $0 and $0, respectively)	310,689	—	—
Unrealized appreciation on futures contracts	11,366	1,136	1,567
Unrealized appreciation on interest rate swaps contracts	3,786	—	—
Unrealized appreciation on forward foreign currency exchange contracts	134,202	454,398	166,890
Prepaid expenses and other assets	50,257	48,518	86,735

Total Assets	28,386,032	29,801,831	184,894,452

Liabilities:
Cash overdraft	—	1,239,612	—
Foreign withholding tax payable	3,964	3,964	3,897
Payable for capital shares redeemed	—	—	35,658
Payable for investments purchased	676,245	—	2,463,096
Credit default swaps at value (premiums received $111,897, $0 and $0, respectively)	120,457	—	—
Unrealized depreciation on forward foreign currency exchange contracts	179,673	21,976	34,759
Unrealized depreciation on interest rate swaps contracts	80,464	—	—
Unrealized depreciation on futures contracts	—	33,045	779
Accrued expenses and other payables:
Investment advisory fees	—	—	41,028
Accounting fees	7,177	7,182	8,356
Audit fees	24,837	29,731	26,541
Trustees’ fees	116	457	—
Distribution fees	—	30	654
Shareholder reports	3,853	10,902	6,029

34

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2021 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay Global Bond Fund		RBC BlueBay High Yield Bond Fund
Transfer agent fees	$6,521	$4,259			$—
Other	4,028	35,288			361

Total Liabilities	1,107,335	1,386,446			2,621,158

Net Assets	$27,278,697	$28,415,385			$182,273,294

Net Assets Consists of:
Capital	$33,520,738	$28,280,968			$174,281,972
Accumulated earnings	(6,242,041)	134,417			7,991,322

Net Assets	$27,278,697	$28,415,385			$182,273,294

Net Assets
Class A	9,639	10,115			2,745,028
Class I	27,256,476	28,393,501			179,528,266
Class R6	12,582	11,769			N/A

Total	$27,278,697	$28,415,385			$182,273,294

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,006	1,044			253,592
Class I	2,806,801	2,932,273			16,462,895
Class R6	1,290	1,215			N/A

Total	2,809,097	2,934,532			16,716,487

Net Asset Values and Redemption Prices Per Share:
Class A	$9.59	$9.69			$10.82

Class I	$9.71	$9.68			$10.91

Class R6	$9.75	$9.68	(a)	$	N/A

Maximum Offering Price Per Share:
Class A	$10.02	$10.12			$11.30

Maximum Sales Charge - Class A	4.25%	4.25%			4.25%

(a)	Net asset value (“NAV”) is calculated using unrounded net assets of $11,768.72 divided by unrounded shares outstanding of 1,215.27.

See Notes to the Financial Statements.

35

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2021

(Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay Global Bond Fund	RBC BlueBay High Yield Bond Fund
Investment Income:
Interest income	$740,746	$192,548	$4,194,219
Dividend income - unaffiliated	—	—	13,487
Dividend income - affiliated	51	158	777
Foreign tax withholding	(18)	—	—

Total Investment Income	740,779	192,706	4,208,483
Expenses:
Investment advisory fees	84,874	64,244	428,462
Distribution fees–Class A	10	13	2,961
Accounting fees	23,539	23,825	34,068
Audit fees	23,135	28,029	24,827
Custodian fees	43,666	37,181	41,774
Insurance fees	1,618	1,607	1,618
Legal fees	460	30,002	350
Registrations and filing fees	30,963	28,024	26,815
Shareholder reports	14,378	20,632	26,077
Transfer agent fees–Class A	1,810	3,849	2,863
Transfer agent fees–Class I	4,469	1,864	38,918
Transfer agent fees–Class R6	1,774	1,772	—
Trustees’ fees and expenses	573	858	1,895
Tax expense	1,994	1,994	1,927
Other fees	2,852	4,686	2,774

Total expenses before fee waiver/reimbursement	236,115	248,580	635,329
Expenses waived/reimbursed by:
Advisor	(132,953)	(174,333)	(188,326)

Net expenses	103,162	74,247	447,003

Net Investment Income	637,617	118,459	3,761,480

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	108,444	384,962	3,015,776
Foreign currency transactions	(3,286)	52,911	(14,948)
Foreign currency exchange contracts	43,579	(179,435)	(77,309)
Written options	3,436	—	—
Futures contracts	101,075	(2,159)	(711)
Swap agreements	(72,723)	—	384,327

Net realized gains	180,525	256,279	3,307,135
Net change in unrealized appreciation/ (depreciation) on:
Investments	(438,313)	(601,215)	2,543,248
Foreign currency	39	(52,017)	(4,998)
Foreign currency exchange contracts	(50,788)	272,263	92,813
Written Options	(767)	—	—

36

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2021

(Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay Global Bond Fund	RBC BlueBay High Yield Bond Fund
Futures contracts	$12,373	$(30,713)	$1,034
Swap agreements	(39,939)	—	—

Net unrealized gains/(losses)	(517,395)	(411,682)	2,632,097

Change in net assets resulting from operations	$300,747	$(36,944)	$9,700,712

See Notes to the Financial Statements.

37

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay
	Emerging Market
	Debt Fund
	For the
	Six Months Ended	For the
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
From Investment Activities
Operations:
Net investment income	$637,617	$1,018,465
Net realized gains from investments, foreign currency, written options, futures contracts and swap contracts transactions	180,525	81,080
Net change in unrealized depreciation on investments, foreign currency, written options, futures contracts and swap contracts	(517,395)	(793,554)

Change in net assets resulting from operations	300,747	305,991

Distributions to Shareholders:
Class A	(279)	(957)
Class I	(939,270)	(1,004,880)
Class R6	(485)	(577)

Change in net assets resulting from shareholder distributions	(940,034)	(1,006,414)

Capital Transactions:
Proceeds from shares issued	5,756,843	77,902
Distributions reinvested	930,735	994,853
Cost of shares redeemed	(144,542)	(560,168)

Change in net assets resulting from capital transactions	6,543,036	512,587

Net increase/(decrease) in net assets	5,903,749	(187,836)
Net Assets:
Beginning of period	21,374,948	21,562,784

End of period	$27,278,697	$21,374,948

Share Transactions:
Issued	570,182	7,672
Reinvested	93,967	99,755
Redeemed	(14,219)	(55,622)

Change in shares resulting from capital transactions	649,930	51,805

See Notes to the Financial Statements.

38

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay
	Global
	Bond Fund
	For the
	Six Months Ended	For the
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
From Investment Activities
Operations:
Net investment income	$118,459	$397,100
Net realized gains/(losses) from investments, foreign currency and futures contracts	256,279	(497,433)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency and futures contracts	(411,682)	825,946

Change in net assets resulting from operations	(36,944)	725,613

Distributions to Shareholders:
Class A	(75)	(79)
Class I	(261,843)	(1,555,761)
Class R6	(110)	(646)

Change in net assets resulting from shareholder distributions	(262,028)	(1,556,486)

Capital Transactions:
Proceeds from shares issued	2,155	14,331
Distributions reinvested	262,028	1,556,486
Cost of shares redeemed	(247)	(25,004,158)

Change in net assets resulting from capital transactions	263,936	(23,433,341)

Net decrease in net assets	(35,036)	(24,264,214)
Net Assets:
Beginning of period	28,450,421	52,714,635

End of period	$28,415,385	$28,450,421

Share Transactions:
Issued	220	1,087
Reinvested	26,656	160,452
Redeemed	(25)	(2,473,233)

Change in shares resulting from capital transactions	26,851	(2,311,694)

See Notes to the Financial Statements.

39

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay
	High Yield
	Bond Fund
	For the
	Six Months Ended	For the
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
From Investment Activities
Operations:
Net investment income	$3,761,480	$3,877,926
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	3,307,135	2,167,460
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	2,632,097	167,537

Change in net assets resulting from operations	9,700,712	6,212,923

Distributions to Shareholders:
Class A	(92,789)	(38,616)
Class I	(6,253,386)	(3,262,142)

Change in net assets resulting from shareholder distributions	(6,346,175)	(3,300,758)

Capital Transactions:
Proceeds from shares issued	83,296,742	98,962,182
Distributions reinvested	5,337,724	3,069,931
Cost of shares redeemed	(40,147,343)	(24,369,669)

Change in net assets resulting from capital transactions	48,487,123	77,662,444

Net increase in net assets	51,841,660	80,574,609
Net Assets:
Beginning of period	130,431,634	49,857,025

End of period	$182,273,294	$130,431,634

Share Transactions:
Issued	7,645,251	9,591,788
Reinvested	546,378	294,317
Redeemed	(3,633,011)	(2,361,768)

Change in shares resulting from capital transactions	4,558,618	7,524,337

See Notes to the Financial Statements.

40

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/21 (Unaudited)	$ 9.78	0.23	(0.05)	0.18	(0.37)	(0.37)	$ 9.59
Year Ended 9/30/20	10.14	0.48	(0.38)	0.10	(0.46)	(0.46)	9.78
Year Ended 9/30/19	9.63	0.52	0.51	1.03	(0.52)	(0.52)	10.14
Year Ended 9/30/18	10.36	0.50	(0.85)	(0.35)	(0.38)	(0.38)	9.63
Year Ended 9/30/17	9.78	0.50	0.08	0.58	—	—	10.36
Year Ended 9/30/16	8.64	0.45	0.69	1.14	—	—	9.78
Class I
Six Months Ended 3/31/21 (Unaudited)	$ 9.90	0.24	(0.05)	0.19	(0.38)	(0.38)	$ 9.71
Year Ended 9/30/20	10.23	0.47	(0.33)	0.14	(0.47)	(0.47)	9.90
Year Ended 9/30/19	9.71	0.55	0.52	1.07	(0.55)	(0.55)	10.23
Year Ended 9/30/18	10.41	0.51	(0.84)	(0.33)	(0.37)	(0.37)	9.71
Year Ended 9/30/17	9.81	0.54	0.06	0.60	—	—	10.41
Year Ended 9/30/16	8.64	0.50	0.67	1.17	—	—	9.81
Class R6
Six Months Ended 3/31/21 (Unaudited)	$ 9.94	0.25	(0.05)	0.20	(0.39)	(0.39)	$ 9.75
Year Ended 9/30/20	10.27	0.48	(0.33)	0.15	(0.48)	(0.48)	9.94
Year Ended 9/30/19	9.74	0.56	0.52	1.08	(0.55)	(0.55)	10.27
Year Ended 9/30/18	10.42	0.53	(0.86)	(0.33)	(0.35)	(0.35)	9.74
Period Ended 9/30/17(b)	9.25	0.45	0.72	1.17	—	—	10.42

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

41

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/21 (Unaudited)	1.79	%(c)	$ 10	1.04	%(d)	4.66	%(d)	47.22	%(d)	108%
Year Ended 9/30/20	1.06%		7	1.11%		4.95%		28.23%		249%
Year Ended 9/30/19	11.17%		21	1.12%		5.38%		20.37%		236%
Year Ended 9/30/18	(3.38)%		19	1.13%		5.05%		11.41%		364%
Year Ended 9/30/17	5.94%		63	1.15%		5.17%		7.94%		251%
Year Ended 9/30/16	13.08%		112	1.15%		4.96%		4.54%		279%
Class I
Six Months Ended 3/31/21 (Unaudited)	1.90	%(c)	$27,256	0.79	%(d)	4.88	%(d)	1.78	%(d)	108%
Year Ended 9/30/20	1.44%		21,356	0.85%		4.87%		2.14%		249%
Year Ended 9/30/19	11.48%		21,529	0.87%		5.62%		2.13%		236%
Year Ended 9/30/18	(3.26)%		23,952	0.88%		5.21%		2.18%		364%
Year Ended 9/30/17	6.23%		18,484	0.90%		5.54%		2.24%		251%
Year Ended 9/30/16	13.43%		19,067	0.90%		5.44%		1.79%		279%
Class R6
Six Months Ended 3/31/21 (Unaudited)	1.95	%(c)	$ 13	0.74	%(d)	4.94	%(d)	29.43	%(d)	108%
Year Ended 9/30/20	1.40%		12	0.79%		4.91%		31.83%		249%
Year Ended 9/30/19	11.57%		12	0.82%		5.67%		33.09%		236%
Year Ended 9/30/18	(3.18)%		11	0.84%		5.32%		34.20%		364%
Period Ended 9/30/17(e)	12.65	%(c)	11	0.85	%(d)	5.93	%(d)	53.42	%(d)	251%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

42

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)	Annualized.

(e)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

43

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/21
(Unaudited)	$9.79	0.03	(0.05)	—		(0.02)	(0.03)	(0.05)	(0.08)	$9.69
Period Ended 9/30/20(b)	9.73	0.06	0.08	—		0.14	(0.08)	—	(0.08)	9.79
Class I
Six Months Ended 3/31/21
(Unaudited)	$9.78	0.04	(0.05)	—		(0.01)	(0.04)	(0.05)	(0.09)	$9.68
Year Ended 9/30/20	10.10	0.14	0.10	—		0.24	(0.35)	(0.21)	(0.56)	9.78
Year Ended 9/30/19	9.80	0.33	0.47	—	(c)	0.80	(0.43)	(0.07)	(0.50)	10.10
Year Ended 9/30/18	10.21	0.39	(0.47)	—		(0.08)	(0.33)	—	(0.33)	9.80
Year Ended 9/30/17	10.03	0.36	0.05	—		0.41	(0.23)	—	(0.23)	10.21
Year Ended 9/30/16	9.57	0.40	0.31	—		0.71	(0.14)	(0.11)	(0.25)	10.03
Class R6
Six Months Ended 3/31/21
(Unaudited)	$9.79	0.04	(0.05)	—		(0.01)	(0.05)	(0.05)	(0.10)	$9.68
Year Ended 9/30/20	10.10	0.14	0.11	—		0.25	(0.35)	(0.21)	(0.56)	9.79
Year Ended 9/30/19	9.80	0.36	0.44	—		0.80	(0.43)	(0.07)	(0.50)	10.10
Year Ended 9/30/18	10.21	0.40	(0.48)	—		(0.08)	(0.33)	—	(0.33)	9.80
Period Ended 9/30/17(d)	9.59	0.26	0.36	—		0.62	—	—	—	10.21

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(c)	Less than $0.01 per share.

(d)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

44

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/21 (Unaudited)	(0.30	)%(b)	$ 10	0.77	%(c)	0.60	%(c)	77.61	%(c)	19%
Period Ended 9/30/20(d)	1.41	%(b)	10	0.76	%(c)	0.98	%(c)	89.50	%(c)	94%
Class I
Six Months Ended 3/31/21 (Unaudited)	(0.12	)%(b)	$28,394	0.52	%(c)	0.83	%(c)	1.70	%(c)	19%
Year Ended 9/30/20	2.49%		28,428	0.52%		1.39%		1.74%		94%
Year Ended 9/30/19	8.77%		52,703	0.69%		3.40%		1.10%		232%
Year Ended 9/30/18	(0.87)%		72,281	0.69%		3.92%		1.03%		243%
Year Ended 9/30/17	4.28%		72,696	1.00%		3.64%		1.32%		215%
Year Ended 9/30/16	7.56%		68,470	1.00%		4.11%		1.29%		246%
Class R6
Six Months Ended 3/31/21 (Unaudited)	(0.20	)%(b)	$ 12	0.47	%(c)	0.85	%(c)	31.66	%(c)	19%
Year Ended 9/30/20	2.61%		12	0.47%		1.44%		32.48%		94%
Year Ended 9/30/19	8.80%		11	0.64%		3.78%		33.79%		232%
Year Ended 9/30/18	(0.83)%		11	0.63%		3.95%		33.95%		243%
Period Ended 9/30/17(e)	6.47	%(b)	11	0.95	%(c)	3.42	%(c)	54.27	%(c)	215%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(e)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

45

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/21 (Unaudited)	$10.56	0.25	0.45	—	0.70	(0.30)	(0.14)	(0.44)	$10.82
Year Ended 9/30/20	10.46	0.48	0.09	—	0.57	(0.47)	—	(0.47)	10.56
Year Ended 9/30/19	10.42	0.54	0.26	—	0.80	(0.76)	—	(0.76)	10.46
Year Ended 9/30/18	10.42	0.47	(0.10)	0.01	0.38	(0.38)	—	(0.38)	10.42
Year Ended 9/30/17	9.98	0.47	0.26	—	0.73	(0.29)	—	(0.29)	10.42
Year Ended 9/30/16	9.82	0.48	0.16	—	0.64	(0.41)	(0.07)	(0.48)	9.98
Class I
Six Months Ended 3/31/21
(Unaudited)	$10.64	0.26	0.47	—	0.73	(0.32)	(0.14)	(0.46)	$10.91
Year Ended 9/30/20	10.52	0.51	0.10	—	0.61	(0.49)	—	(0.49)	10.64
Year Ended 9/30/19	10.47	0.58	0.25	—	0.83	(0.78)	—	(0.78)	10.52
Year Ended 9/30/18	10.46	0.47	(0.07)	—	0.40	(0.39)	—	(0.39)	10.47
Year Ended 9/30/17	9.98	0.49	0.28	—	0.77	(0.29)	—	(0.29)	10.46
Year Ended 9/30/16	9.82	0.50	0.17	—	0.67	(0.44)	(0.07)	(0.51)	9.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

46

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/21 (Unaudited)	6.82	%(c)	$ 2,745	0.82	%(d)	4.57	%(d)	1.25	%(d)	59%
Year Ended 9/30/20	5.64%		1,586	0.82%		4.64%		1.92%		187%
Year Ended 9/30/19	8.41%		460	0.82%		5.35%		2.50%		143%
Year Ended 9/30/18	3.71%		556	0.82	%(e)	4.56%		2.82%		158%
Year Ended 9/30/17	7.37%		33	0.70%		4.59%		4.44%		101%
Year Ended 9/30/16	6.86%		831	0.70%		4.86%		2.25%		84%
Class I
Six Months Ended 3/31/21 (Unaudited)	6.90	%(c)	$179,528	0.57	%(d)	4.83	%(d)	0.81	%(d)	59%
Year Ended 9/30/20	6.03%		128,846	0.57%		4.92%		1.10%		187%
Year Ended 9/30/19	8.58%		49,397	0.57%		5.66%		1.39%		143%
Year Ended 9/30/18	3.95%		38,469	0.56	%(e)	4.56%		1.49%		158%
Year Ended 9/30/17	7.89%		37,349	0.45%		4.83%		1.44%		101%
Year Ended 9/30/16	7.14%		31,824	0.45%		5.13%		1.50%		84%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning November 1, 2017, the net operating expenses were contractually limited to 0.82% and 0.57% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

See Notes to the Financial Statements.

47

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following three investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”)

- RBC BlueBay Global Bond Fund (“Global Bond Fund”) (formerly known as RBC BlueBay Diversified Credit Fund)

- RBC BlueBay High Yield Bond Fund (“ High Yield Bond Fund”)

Class A and Class I shares are offered by each Fund; Class R6 shares are offered by each Fund except High Yield Bond Fund. Class A shares are offered with a 4.25% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as a sub-advisor for each of the Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the High Yield Bond Fund and the Global Bond Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services

48

NOTES TO FINANCIAL STATEMENTS

utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued based on evaluated prices received from third-party pricing services or fair valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by

49

NOTES TO FINANCIAL STATEMENTS

the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

50

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities
Corporate Bonds	$ —	$ 9,203,309	$—	$ 9,203,309
Foreign Government Bonds	—	17,386,728	—	17,386,728
Investment Company	362,977	—	—	362,977
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	134,202	—	134,202
Financial futures contracts	11,366	—	—	11,366
Credit default swaps	—	310,689	—	310,689
Interest rate swaps - Appreciation	—	3,786	—	3,786
Total Assets	$374,343	$27,038,714	$—	$27,413,057
Liabilities:
Other Financial Instruments*
Interest Rate Swaps	$—	$ (80,464)	$—	$ (80,464)
Credit default swaps	—	(120,457)	—	(120,457)
Foreign currency exchange contracts - forward contracts	—	(179,673)	—	(179,673)
Total Liabilities	$—	$(380,594)	$—	$(380,594)

51

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Bond Fund
Assets:
Investments in Securities
Corporate Bonds	$ —	$ 5,235,878	$—	$ 5,235,878
U.S. Treasury Obligations	—	6,404,796	—	6,404,796
Foreign Government Bonds	—	10,165,418	—	10,165,418
U.S. Government Agency Backed Mortgages	—	1,322,111	—	1,322,111
Investment Company	3,883,720	—	—	3,883,720
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	454,398	—	454,398
Financial futures contracts	1,136	—	—	1,136
Total Assets	$3,884,856	$23,582,601	$—	$27,467,457

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$ —	$(21,976)	$—	$(21,976)
Financial futures contracts	(33,045)	—	—	(33,045)
Total Liabilities	$ (33,045)	$(21,976)	$—	$(55,021)

52

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund
Assets:
Investments in Securities
Corporate Bonds
Australia	$ —	$ 1,688,011	$291,890	$ 1,979,901
Brazil	—	951,900	—	951,900
Canada	—	8,592,714	—	8,592,714
Cayman Islands	—	1,784,125	—	1,784,125
France	—	2,748,528	—	2,748,528
Germany	—	3,949,725	—	3,949,725
Italy	—	2,325,908	—	2,325,908
Korea	—	687,981	—	687,981
Luxembourg	—	4,010,143	—	4,010,143
Netherlands	—	1,672,196	—	1,672,196
Singapore	—	480,900	—	480,900
Spain	—	1,536,822	—	1,536,822
Switzerland	—	778,356	—	778,356
United Arab Emirates	—	530,352	—	530,352
United Kingdom	—	3,429,175	—	3,429,175
United States	—	133,440,606	—	133,440,606
Rights/Warrants	—	1	—	1
Common Stocks	—	—	21,459	21,459
Investment Company	9,652,205	—	—	9,652,205
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	166,890	—	166,890
Financial futures contracts	1,567	—	—	1,567
Total Assets	$9,653,772	$168,774,333	$313,349	$178,741,454
Liabilities:
Other Financial Instruments*
Financial futures contracts	$—	$ (779)	$—	$ (779)
Foreign currency exchange contracts - forward contracts	—	(34,759)	—	(34,759)
Total Liabilities	$—	$(35,538)	$—	$(35,538)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency contracts which are valued at fair value.

53

NOTES TO FINANCIAL STATEMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Bond Fund
	Bank Loans– (United States)	Common Stocks	Corporate Bonds– (Australia)
Balance as of 9/30/20(value)	$ 15,981	$ 79,874	$260,467
Purchases	—	3,925	7,555
Sales (Paydowns)	(15,981)	(30,077)	—
Change in unrealized appreciation (depreciation)	—	(32,263)	23,868
Balance as of 3/31/21(value)	$ —	$ 21,459	$291,890

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Bank Loans and Common Stock in High Yield Bond Fund were fair valued using a discounted cash flow model based on unobservable inputs that include estimated cash flows, implied credit spread and discount rate (weighted average cost of capital). The Corporate Bonds in High Yield Bond Fund were fair valued using discount cash flows. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements
	Fund	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bonds (Australia)	High Yield Bond Fund	$291,890	Discounted Cash Flow	Discount Rate of Cash Flows Liquidity Discount	7.15% —12.18% (9.1%) 5.0% —7.5% (6.1%)
Common Stocks	High Yield Bond Fund	$ 17,534	Discounted Cash Flow	Discount Rate of Cash Flows Liquidity Discount	17% —19%(18%) 10%

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan

54

NOTES TO FINANCIAL STATEMENTS

participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2021, the Funds did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2021, the total in-kind payments received by the Global High Yield Bond Fund and Global Bond Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that

55

NOTES TO FINANCIAL STATEMENTS

significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Euro Dollar futures and Euro-Bund futures during the period ended March 31, 2021.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2021.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

56

NOTES TO FINANCIAL STATEMENTS

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of March 31, 2021.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

57

NOTES TO FINANCIAL STATEMENTS

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps” and “Credit default swaps”.

Fair Values of Derivative Financial Instrument as of March 31, 2021
Statement of Assets and Liabilities Location
Asset Derivatives
	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Credit Risk:
Credit default swaps, at value	$310,689	$—	$—
Interest Rate Risk:
Unrealized appreciation on interest rate swaps contracts	3,786	—	—
Unrealized appreciation on futures contracts	11,366	1,136	1,567
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	134,202	454,398	166,890

Total	$460,043	$455,534	$168,457

58

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Credit Risk:
Credit default swaps, at value	$120,457	$—	$—
Interest Rate Risk:
Unrealized depreciation on interest rate swaps	80,464	—	—
Unrealized depreciation on futures contracts	—	33,045	779
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	179,673	21,976	34,759

Total	$380,594	$55,021	$35,538

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2021 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$(917)	$—	$—
Equity Risk:
Written Options	3,436	—	—
Interest Rate Risk:
Interest rate swaps	(71,806)	—	384,327
Financial futures contracts	101,075	(2,159)	(711)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	43,579	(179,435)	(77,309)

Total	$75,367	$(181,594)	$306,307

Derivative Instruments Categorized by Risk Exposure	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Credit Risk:
Credit default swaps	$(3,120)	$—	$—
Equity Risk:
Written options	(767)	—	—
Interest Rate Risk:
Interest rate swaps	(36,819)	—	—
Financial futures contracts	12,373	(30,713)	1,034
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(50,788)	272,263	92,813

Total	$(79,121)	$241,550	$93,847

59

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2021, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Emerging Market Debt Fund	Global Bond Fund	High Yield Bond Fund
Futures long position (contracts)	—	10	—
Futures short position (contracts)	6	14	6
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$6,012,889	$ 15,558,164	$7,570,601
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	4,647,539	720,849	238,433
Interest rate swaps (Notional Amount in U.S. Dollars)	1,877,044,500	—	—
Credit default swaps (Notional Amount in U.S. Dollars)	3,613,000	—	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single

60

NOTES TO FINANCIAL STATEMENTS

net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Emerging Market Debt Fund

	Barclays Bank Plc	BNP Paribas	Citibank N.A.	Citigroup Global Markets	HSBC Bank Plc	Merrill Lynch International	Morgan Stanley & Co. International plc	Total
Assets:
Forward Currency Exchange Contracts	$3,757	$18,816	$99,560	$—	$106	$11,963	$—	$134,202
Financial Futures Contracts	—	—	—	11,366	—	—	—	11,366
Swaps	—	—	—	165,892	96,770	47,439	4,374	314,475

Total Assets	3,757	18,816	99,560	177,258	96,876	59,402	4,374	460,043

Liabilities:
Forward Currency Exchange Contracts	62,419	437	81,369	—	31,285	4,163	—	179,673
Swaps	—	—	—	136,342	—	—	64,579	200,921

Total Liabilities	62,419	437	81,369	136,342	31,285	4,163	64,579	380,594

Total Financial and Derivative Net Assets[1]	(58,662)	18,379	18,191	40,916	65,591	55,239	(60,205)	79,449

Net Amount[2]	$(58,662)	$18,379	$18,191	$40,916	$65,591	$55,239	$(60,205)	$79,449

61

NOTES TO FINANCIAL STATEMENTS

Global Bond Fund

	Citibank N.A.	Credit Suisse Securities (USA) LLC	Total
Assets:
Forward Currency Exchange Contracts	$454,398	$—	$454,398
Financial Futures Contracts	—	1,136	1,136

Total Assets	454,398	1,136	455,534

Liabilities:
Forward Currency Exchange Contracts	21,976	—	21,976
Financial Futures Contracts	—	33,045	33,045

Total Liabilities	21,976	33,045	55,021

Total Financial and Derivative Net Assets[1]	432,422	(31,909)	400,513

Net Amount[2]	$432,422	$(31,909)	$400,513

High Yield Bond Fund

	Citibank N.A.	Citigroup Global Markets Inc.	Total
Assets:
Forward Currency Exchange Contracts	$166,890	$—	$166,890
Financial Futures Contracts	—	1,567	1,567

Total Assets	166,890	1,567	168,457

Liabilities:
Forward Currency Exchange Contracts	34,759	—	34,759
Financial Futures Contracts	—	779	779

Total Liabilities	34,759	779	35,538

Total Financial and Derivative Net Assets[1]	132,131	788	132,919

Net Amount[2]	$132,131	$788	$132,919

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund

62

NOTES TO FINANCIAL STATEMENTS

	Value September 30, 2020	Purchases	Sales	Value March 31, 2021	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Emerging Market Debt Fund	$ 573,140	$15,758,328	$15,968,491	$ 362,977	$ 51
Global Bond Fund	2,009,756	4,970,512	3,096,548	3,883,720	158
High Yield Bond Fund	9,666,601	80,441,004	80,455,400	9,652,205	777

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

63

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.65%
High Yield Bond Fund	0.55%
Global Bond Fund	0.45%

64

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A	Class I	Class R6
	Annual Rate	Annual Rate	Annual Rate
Emerging Market Debt Fund	1.04%	0.79%	0.74%
High Yield Bond Fund	0.82%	0.57%	N/A
Global Bond Fund	0.77%	0.52%	0.47%

This expense limitation agreement is in place until January 31, 2022 and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/18	FYE 9/30/19	FYE 9/30/20	FYE 9/30/21	Total
Emerging Market Debt Fund	$149,063	$281,605	$276,235	$132,498	$ 839,401
Global Bond Fund	137,178	292,155	357,462	173,051	959,846
High Yield Bond Fund	202,491	357,042	418,696	182,191	1,160,420

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2021, the amount waived was $455, $1,282 and $6,135 for the Emerging Market Debt Fund, Global Bond Fund and High Yield Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisory in the Statement of Operations.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

Each of the Funds are sub-advised by BlueBay, and the High Yield Bond Fund and Global Bond Fund are also sub-advised by BlueBay US, which are wholly-owned subsidiaries of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisors are paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $68,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an

65

NOTES TO FINANCIAL STATEMENTS

additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of each of the Funds or additional share classes, the Advisor invested seed capital in each Fund to provide each Fund or share class with its initial investment assets. The table below shows, as of March 31, 2021, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

		Shares held	% of Fund
	Net Assets	by Advisor	Net Assets
Emerging Market Debt Fund	$27,278,697	1,290	0.0%
Global Bond Fund	$28,415,385	2,930,762	99.8%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2021, there were no fees waived by the Distributor.

For the period ended March 31, 2021, the Distributor received commissions of $32,276 for front-end sales charges of Class A shares of the Funds, of which $27,897 was paid to affiliated broker-dealers and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2021.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2021 were as follows:

	Purchases	Sales
Emerging Market Debt Fund	$32,575,455	$26,506,126
Global Bond Fund	4,629,707	5,753,043
High Yield Bond Fund	122,184,420	85,066,509

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NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Market Debt Fund		High Yield Bond Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2021	September 30,	2021	September 30,
	(Unaudited)	2020	(Unaudited)	2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,500	$201	$1,686,154	$1,340,033
Distributions reinvested	279	957	86,654	33,354
Cost of shares redeemed	(1)	(12,613)	(654,153)	(253,685)

Change in Class A	$2,778	$(11,455)	$1,118,655	$1,119,702

Class I
Proceeds from shares issued	$5,754,343	$77,701	$81,610,588	$97,622,149
Distributions reinvested	929,971	993,319	5,251,070	3,036,577
Cost of shares redeemed	(144,541)	(547,555)	(39,493,190)	(24,115,984)

Change in Class I	$6,539,773	$523,465	$47,368,468	$76,542,742

Class R6
Distributions reinvested	$485	$577	$—	$—

Change in Class R6	$485	$577	$—	$—

Change in net assets resulting from capital transactions	$6,543,036	$512,587	$48,487,123	$77,662,444

SHARE TRANSACTIONS:
Class A
Issued	253	21	155,681	128,181
Reinvested	29	97	60,288	3,217
Redeemed	—	(1,507)	(8,065)	(25,265)

Change in Class A	282	(1,389)	207,904	106,133

Class I
Issued	569,929	7,651	7,489,570	9,463,607
Reinvested	93,889	99,601	486,090	291,100
Redeemed	(14,219)	(54,115)	(3,624,946)	(2,336,503)

Change in Class I	649,599	53,137	4,350,714	7,418,204

Class R6
Reinvested	49	57	—	—

Change in Class R6	49	57	—	—

Change in shares resulting from capital transactions	649,930	51,805	4,558,618	7,524,337

67

NOTES TO FINANCIAL STATEMENTS

	Global Bond Fund
	For the
	Six Months
	Ended	For the
	March 31,	Year Ended
	2021	September 30,
	(Unaudited)	2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$10,000
Distributions reinvested	75	79

Change in Class A	$75	$10,079

Class I
Proceeds from shares issued	$2,155	$4,331
Distributions reinvested	261,842	1,555,761
Cost of shares redeemed	(247)	(25,004,158)

Change in Class I	$263,750	$(23,444,066)

Class R6
Distributions reinvested	$111	$646

Change in Class R6	$111	$646

Change in net assets resulting from capital transactions	$263,936	$(23,433,341)

SHARE TRANSACTIONS:
Class A
Issued	220	1,028
Reinvested	26,637	8
Redeemed	(25)	—

Change in Class A	26,832	1,036

Class I
Issued	—	59
Reinvested	8	160,377
Redeemed	—	(2,473,233)

Change in Class I	8	(2,312,797)

Class R6
Reinvested	11	67

Change in Class R6	11	67

Change in shares resulting from capital transactions	26,851	(2,311,694)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

68

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost Of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Emerging Market Debt Fund	$28,119,064	$507,969	$(1,674,019)	$(1,166,050)
Global Bond Fund	26,819,299	751,075	(558,451)	192,624
High Yield Bond Fund	174,313,674	5,313,911	(1,054,588)	4,259,323

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses mark to market on derivatives.

The tax character of distributions during the year ended September 30, 2020 were as follows:

	Distributions Paid From
				Total
	Ordinary	Net Long Term	Total Taxable	Distributions
	Income	Capital Gains	Distributions	Paid
Emerging Market Debt Fund	$1,006,414	$ —	$1,006,414	$1,006,414
Global Bond Fund	1,516,378	40,108	1,556,486	1,556,486
High Yield Bond Fund	3,300,758	—	3,300,758	3,300,758

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2021.

During the year ended September 30, 2020, the Emerging Market Debt Fund and High Yield Bond Fund utilized $327,789 and $796,939 of capital losses, respectively.

As of September 30, 2020, the Emerging Market Debt Fund had a short-term capital loss carryforward of $5,052,502 and a long-term capital loss carryforward of $301,331 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Global Bond Fund had Post-October Capital losses of short term $(21,539) and long term $102,146 for the Fund for the year ending September 30, 2020.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

69

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2021, the following redemption fees were collected by the Funds.

Redemption Fees
High Yield Bond Fund	$428

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate High Yield Bond Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2021, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2021, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
High Yield Bond Fund	2	49.2%

In addition, three unaffiliated shareholders in aggregate owned 95.7% of the Emerging Market Debt Fund. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

70

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class I and Class R6 shares.

Class A

Class A shares are available in all Funds. This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Emerging Market Debt Fund and Global Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

71

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		10/1/20	3/31/21	10/1/20–3/31/21	10/1/20–3/31/21
Emerging Market Debt Fund
	Class A	$1,000.00	$1,017.90	$5.23	1.04%
	Class I	1,000.00	1,019.00	3.98	0.79%
	Class R6	1,000.00	1,019.50	3.73	0.74%
Global Bond Fund
	Class A	1,000.00	997.00	3.83	0.77%
	Class I	1,000.00	998.80	2.59	0.52%
	Class R6	1,000.00	998.00	2.34	0.47%
High Yield Bond Fund
	Class A	1,000.00	1,068.20	4.23	0.82%
	Class I	1,000.00	1,069.00	2.94	0.57%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

72

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		10/1/20	3/31/21	10/1/20-3/31/21	10/1/20-3/31/21
Emerging Market Debt Fund
	Class A	$1,000.00	$1,019.75	$5.24	1.04%
	Class I	1,000.00	1,020.99	3.98	0.79%
	Class R6	1,000.00	1,021.24	3.73	0.74%
Global Bond Fund
	Class A	1,000.00	1,021.09	3.88	0.77%
	Class I	1,000.00	1,022.34	2.62	0.52%
	Class R6	1,000.00	1,022.59	2.37	0.47%
High Yield Bond Fund
	Class A	1,000.00	1,020.84	4.13	0.82%
	Class I	1,000.00	1,022.09	2.87	0.57%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

73

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule” and the “1940 Act,” respectively). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2020 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

74

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the Review Period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. Although there were higher than average redemptions during the Review Period due to COVID-19 pandemic lockdowns, there were no changes to the RATS assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in the Program. The Committee met monthly, including twice in March in response to the COVID-19 pandemic, to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings, although unexpected market closures resulting from the COVID-19 materially affected one or more investments’ classification. Due to market volatility and such market closures, the Committee determined that, between March 13th and the end of June, a daily review of the Funds’ classifications was warranted.

C. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

D. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the Review Period did any Fund breach the 15% limit.

75

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

E. Redemptions in Kind

There were no redemptions in-kind effected by any Fund during the Review Period.

76

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80

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2021.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-21

Semi-Annual Report For the six months ended March 31, 2021 RBC SMID Cap Growth Fund RBC Enterprise Fund RBC Small Cap Core Fund RBC Microcap Value Fund RBC Small Cap Value Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.rbcgam.us.

Table of Contents	Portfolio Managers	1
	Performance Summary	3
	Fund Statistics
	- RBC SMID Cap Growth Fund	7
	- RBC Enterprise Fund	8
	- RBC Small Cap Core Fund	9
	- RBC Microcap Value Fund	10
	- RBC Small Cap Value Fund	11
	Schedule of Portfolio Investments	12
	Financial Statements
	- Statements of Assets and Liabilities	36
	- Statements of Operations	40
	- Statements of Changes in Net Assets	42
	Financial Highlights	47
	Notes to Financial Statements	60
	Share Class Information	73
	Supplemental Information	74
	Statement Regarding Liquidity Risk Management Program	76

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James heads the team responsible for the Microcap Core/Enterprise, Small Cap Core, Small Cap Value and Mid Cap Value strategies at RBC GAM-US and is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund. Prior to joining RBC GAM-US in 2006, Lance was a research analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the Small Cap Core, Small Cap Value and Mid Cap Value strategies. He joined RBC GAM-US in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George began his career in the investment industry in 1984 and held the head of trading position at Langdon P. Cook & Co. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company, which was sold to Gerber Scientific. He also holds patents for several items he developed in digital messaging, barcode scanning, and internet delivery. The skills George acquired as a business person translate to his investment research; he is especially proficient at evaluating a company’s operations during onsite visits. George earned a BA from Yale University.

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and provides fundamental research and portfolio management for small, SMID and mid cap growth strategies at RBC GAM-US. Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM-US in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

PORTFOLIO MANAGERS

Richard Drage, CPA, CFA

Portfolio Manager

Rich Drage serves as a portfolio manager for the RBC SMID Cap Growth Fund and provides fundamental research and portfolio management for the Small, SMID and Mid Cap Growth strategies at RBC GAM-US. Rich joined RBC GAM-US in 2009 from Susquehanna International Group, where he was a senior research analyst. Before that, he was a senior equity analyst at Neuberger Berman. Rich’s previous experience also includes various research and portfolio management responsibilities at Highbar Capital Management, Whitebox Advisors, Fasciano Company and First Analysis Corporation. He began his career in the investment industry in 1994. Rich earned a BA in Economics from Northwestern University and an MS in Accountancy from DePaul University. He is a CFA charterholder and member of the CFA Society of Chicago and the CFA Institute.

Eric Autio

Senior Equity Analyst/Portfolio Manager

Eric Autio serves as a co-portfolio manager for the RBC Small Cap Value Fund and provides research and analysis for the Microcap Core, Small Cap Core, Small Cap Value and Mid Cap Value strategies at RBC GAM-US. Prior to joining RBC GAM-US in 2014, he was Senior Equity Analyst and Partner at Buckhead Capital Management where he served as an industry generalist on the small and SMID cap value team. Previously, Eric was Research Analyst and Vice President at SunTrust Robinson Humphrey covering a diverse range of sectors including retail, industrials and business services. He also served as Director with Carolinas Real Data, managing the company’s North Carolina commercial real estate research and software products portfolio, and worked in the Capital Management Group at Wells Fargo. Eric holds a B.A. from Davidson College and an M.B.A. from the Kellogg School of Management at Northwestern University.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2021 (Unaudited)

RBC SMID Cap Growth Fund(c)(d)
Class A
- Including Max Sales Charge of 5.75%	58.21%	14.56%	14.52%	11.69%	11.33%
- At Net Asset Value	67.84%	16.84%	15.89%	12.35%	11.55%	1.07%	1.37%
Class I
- At Net Asset Value	68.19%	17.15%	16.18%	12.64%	11.87%	0.82%	1.03%
Class R6
- At Net Asset Value	68.28%	17.20%	16.25%	12.77%	12.11%	0.77%	25.69%

Russell 2500 Growth Index(h)	87.50%	19.96%	19.91%	14.21%	11.50%
RBC Enterprise Fund(e)(f)
Class A(g)
- Including Max Sales Charge of 5.75%	69.66%	5.53%	10.67%	8.11%	9.95%
- At Net Asset Value	79.94%	7.64%	11.98%	8.75%	10.13%	1.33%	2.35%
Class I(g)
- At Net Asset Value	80.48%	7.90%	12.26%	9.02%	10.40%	1.08%	1.38%

Russell Microcap Index(h)	120.33%	16.57%	18.10%	12.20%	N/A
RBC Small Cap Core Fund(i)(j)
Class A
- Including Max Sales Charge of 5.75%	75.74%	3.37%	8.33%	7.68%	9.74%
- At Net Asset Value	86.43%	5.44%	9.63%	8.31%	9.96%	1.15%	1.55%
Class I
- At Net Asset Value	87.04%	5.72%	9.91%	8.59%	10.13%	0.90%	1.18%
Class R6
- At Net Asset Value	87.01%	5.68%	9.90%	8.63%	10.49%	0.87%	10.94%

Russell 2000 Index(h)	94.85%	14.76%	16.35%	11.68%	10.49%
RBC Microcap Value Fund(k)(l)
Class A
- Including Max Sales Charge of 5.75%	79.79%	7.36%	10.26%	9.81%	9.16%
- At Net Asset Value	90.79%	9.50%	11.58%	10.46%	9.35%	1.32%	1.80%
Class I
- At Net Asset Value	91.40%	9.78%	11.87%	10.74%	9.63%	1.07%	1.27%

Russell Microcap Value Index(h)	115.37%	13.52%	17.06%	11.70%	N/A

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2021 (Unaudited)

RBC Small Cap Value Fund(m)
Class A
- At Net Asset Value	N/A	N/A	N/A	N/A	N/A	1.10%	39.90%
Class I
- At Net Asset Value	67.56%	4.75%	9.31%	N/A	7.85%	0.85%	1.15%
Class R6
- At Net Asset Value	67.66%	4.78%	9.38%	N/A	7.92%	0.80%	1.07%

Russell 2000
Value Index(h)	97.05%	11.57%	13.56%	10.06%	9.97%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The Funds’ expenses reflect the most recent fiscal year ended September 30, 2020. For Class A of Small Cap Value Fund, the expenses reflect the period from January 28, 2021 (commencement of operations) to March 31, 2021.

(b)

The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.07% for Class A, 0.82% for Class I and 0.77% for Class R6 of SMID Cap Growth Fund; 1.33% for Class A and 1.08% for Class I of Enterprise Fund; 1.15% for Class A, 0.90% for Class I and 0.87% for Class R6 of Small Cap Core Fund; 1.32% for Class A and 1.07% for Class I of Microcap Value Fund; and 1.10% for Class A, 0.85% for Class I and 0.80% for Class R6 of Small Cap Value Fund until January 31, 2022.

(c)

The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM-US (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)

The since inception date (commencement of operations) of the Fund is December 31, 1990 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception.

(e)

The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

PERFORMANCE SUMMARY (UNAUDITED)

(f)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(g)

Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

(h)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(i)

The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)

The since inception date (commencement of operations) of the Fund is August 5, 1991 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(k)

The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(l)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(m)

The since inception date (commencement of operations) of the Fund is December 3, 2014 for Class I shares, November 21, 2016 for Class R6 shares and January 28, 2021 for Class A shares. The performance in the table for the Class R6 shares prior to November 21, 2016 and for Class A shares prior to January 28, 2021 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from December 3, 2014.

PERFORMANCE SUMMARY (UNAUDITED)

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity market. It comprises approximately 2,000 small capitalization companies in the Russell 3000® Index. You cannot invest directly in an index.

The Russell 2000 Value Index measures the performance of the small capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell 2000® Index.

The Russell Microcap Index measures the performance of the micro capitalization segment of the U.S. equity market. It comprises the smallest 1,000 companies in the Russell 2000 Index plus 1,000 smaller U.S. equities.

The Russell Microcap Value Index measures the performance of the micro capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell Microcap® Index.

The Russell 2500 Growth Index measures the performance of the small and mid capitalization growth segment of the U.S. equity market. It includes those companies with higher price-to-book ratios and higher forecasted growth rates in the Russell 2500™ Index, which comprises the smallest 2,500 companies in the Russell 3000® Index.

You cannot invest directly in an index.

FUND STATISTICS (UNAUDITED)

RBC SMID Cap Growth Fund
Long-term capital appreciation.				Investment
				Objective
Russell 2500 Growth Index				Benchmark

				Asset Allocation as of 3/31/21 (% of Fund’s investments) & Top Five Industries (as of 3/31/21) (% of Fund’s net assets)
Tractor Supply Co.	2.52%	Teledyne Technologies, Inc.	1.92%	Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)
Bio-Techne Corp.	2.38%	Woodward, Inc.	1.85%
Charles River Laboratories International, Inc.	2.08%	Diodes, Inc.	1.80%
Merit Medical Systems, Inc.	1.99%	Novanta, Inc.	1.73%
Raymond James Financial, Inc.	1.92%	Inphi Corp.	1.66%
*A listing of all portfolio holdings can be found beginning on page 12

				Growth of $250,000 Initial Investment Over 10 Years
The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)

	RBC Enterprise Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell Microcap Index

Asset Allocation as of 3/31/21 (% of Fund’s investments) & Top Five Industries (as of 3/31/21) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)	Columbus McKinnon Corp.	4.88%	Universal Electronics, Inc.	3.21%
	Patrick Industries, Inc.	4.82%	ACCO Brands Corp.	2.95%
	Ducommun, Inc.	4.71%	Delta Apparel, Inc.	2.51%
	Compass Diversified Holdings LP	4.63%	Amerisafe, Inc.	2.27%
	Malibu Boats, Inc.	3.91%	Gray Television, Inc.	2.26%
	* A listing of all portfolio holdings can be found beginning on page 15

Growth of $250,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)

RBC Small Cap Core Fund
Long-term growth of capital and income.				Investment
				Objective
Russell 2000 Index				Benchmark

				Asset Allocation as of 3/31/21 (% of Fund’s investments) & Top Five Industries (as of 3/31/21) (% of Fund’s net assets)
Ducommun, Inc.	5.07%	Malibu Boats, Inc.	3.33%	Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)
Columbus McKinnon Corp.	4.94%	ACCO Brands Corp.	2.68%
Compass Diversified Holdings LP	4.73%	Emergent BioSolutions, Inc.	2.61%
Patrick Industries, Inc.	4.46%	Taylor Morrison Home Corp.	2.30%
MKS Instruments, Inc.	4.41%	Onto Innovation, Inc.	2.25%
*A listing of all portfolio holdings can be found beginning on page 18

				Growth of $250,000 Initial Investment Over 10 Years
The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)

	RBC Microcap Value Fund
Investment Objective	Long-term growth of capital.
Benchmark	Russell Microcap Value Index

Asset Allocation as of 3/31/21 (% of Fund’s investments) & Top Five Industries (as of 3/31/21) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)	Ducommun, Inc.	1.37%	Container Store Group, Inc. (The)	0.86%
	Premier Financial Corp.	1.19%	Enova International, Inc.	0.81%
	MarineMax, Inc.	0.91%	Miller Industries, Inc.	0.80%
	Ameresco, Inc.	0.90%	CAI International, Inc.	0.80%
	Rocky Brands, Inc.	0.89%
	Federal Agricultural Mortgage Corp.	0.87%
	* A listing of all portfolio holdings can be found beginning on page 21

Growth of $250,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)

RBC Small Cap Value Fund
Long-term capital appreciation.				Investment Objective

Russell 2000 Value Index				Benchmark

				Asset Allocation as of 3/31/21 (% of Fund’s investments) & Top Five Industries (as of 3/31/21) (% of Fund’s net assets)
Compass Diversified Holdings LP	2.79%	Patrick Industries, Inc.	1.99%	Top Ten Holdings (excluding investment companies) (as of 3/31/21) (% of Fund’s net assets)
Taylor Morrison Home Corp.	2.31%	Pinnacle Financial Partners, Inc.	1.98%
Onto Innovation, Inc.	2.15%	United Community Banks, Inc.	1.98%
Columbus McKinnon Corp.	2.11%	MKS Instruments, Inc.	1.83%
Ducommun, Inc.	2.04	Greenbrier Cos., Inc. (The)	1.80%
*A listing of all portfolio holdings can be found beginning on page 33

				Growth of $100,000 Initial Investment Since Inception (12/3/14)
The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to March 31, 2021 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks — 98.89%
Communication Services — 1.64%
14,380	Nexstar Media Group, Inc., Class A	$2,019,383

Consumer Discretionary — 11.23%
11,440	Columbia Sportswear Co.	1,208,407
46,850	Core-Mark Holding Co., Inc.	1,812,627
12,030	Dorman Products, Inc.*	1,234,759
23,560	Gentherm, Inc.*	1,746,032
44,230	G-III Apparel Group Ltd.*	1,333,092
9,511	Installed Building Products, Inc.	1,054,580
8,880	LCI Industries	1,174,646
23,060	PubMatic, Inc., Class A*	1,137,319
17,480	Tractor Supply Co.	3,095,358

		13,796,820

Consumer Staples — 1.50%
8,550	Casey’s General Stores, Inc.	1,848,425

Financials — 6.95%
15,930	Eagle Bancorp, Inc.	847,635
16,990	FirstCash, Inc.	1,115,733
10,610	Kinsale Capital Group, Inc.	1,748,528
31,980	PRA Group, Inc.*	1,185,499
19,290	Raymond James Financial, Inc.	2,364,183
11,440	RLI Corp.	1,276,361

		8,537,939

Health Care — 23.40%
7,660	Bio-Techne Corp.	2,925,584
25,494	Cantel Medical Corp.*	2,035,441
8,810	Charles River Laboratories International, Inc.*	2,553,402
10,630	Haemonetics Corp.*	1,180,036
21,160	HealthEquity, Inc.*	1,438,880
13,950	Henry Schein, Inc.*	965,898
55,850	Inovalon Holdings, Inc., Class A*	1,607,363
18,360	Integer Holdings Corp.*	1,690,956
27,600	Integra LifeSciences Holdings Corp.*	1,906,884
40,750	Merit Medical Systems, Inc.*	2,440,110
25,690	NuVasive, Inc.*	1,684,236
37,340	PetIQ, Inc.*	1,316,608
29,910	Prestige Consumer Healthcare, Inc.*	1,318,433
10,180	STERIS Plc	1,939,087
9,720	Varian Medical Systems, Inc.*	1,715,872
7,160	Waters Corp.*	2,034,657

		28,753,447

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
Industrials — 16.67%
38,690	Ameresco, Inc., Class A*	$1,881,495
19,000	Applied Industrial Technologies, Inc.	1,732,230
15,020	ESCO Technologies, Inc.	1,635,528
16,770	Helios Technologies, Inc.	1,222,030
23,760	IAA, Inc.*	1,310,126
17,750	ICF International, Inc.	1,551,350
9,710	Landstar System, Inc.	1,602,733
23,930	Mercury Systems, Inc.*	1,690,654
10,440	MSC Industrial Direct Co., Inc., Class A	941,584
5,710	Teledyne Technologies, Inc.*	2,361,941
36,180	TriMas Corp.*	1,096,978
14,990	Westinghouse Air Brake Technologies Corp.	1,186,608
18,840	Woodward, Inc.	2,272,669

		20,485,926

Information Technology — 30.62%
22,140	Altair Engineering, Inc., Class A*	1,385,300
16,060	Badger Meter, Inc.	1,494,704
17,370	Bottomline Technologies (DE), Inc.*	785,993
24,760	Brooks Automation, Inc.	2,021,654
29,980	Cohu, Inc.*	1,254,363
9,660	CyberArk Software Ltd.*	1,249,424
27,760	Diodes, Inc.*	2,216,359
22,380	Envestnet, Inc.*	1,616,508
18,220	ePlus, Inc.*	1,815,441
58,610	Evo Payments, Inc., Class A*	1,612,947
20,120	ExlService Holdings, Inc.*	1,814,019
5,820	F5 Networks, Inc.*	1,214,168
8,930	Globant SA*	1,853,957
11,430	Inphi Corp.*	2,039,226
10,250	Jack Henry & Associates, Inc.	1,555,130
6,240	Littelfuse, Inc.	1,650,106
13,330	Manhattan Associates, Inc.*	1,564,675
26,600	Mimecast Ltd.*	1,069,586
16,080	Novanta, Inc.*	2,120,791
19,410	RealPage, Inc.*	1,692,552
18,570	SPS Commerce, Inc.*	1,844,187
4,150	Tyler Technologies, Inc.*	1,761,800
9,510	WEX, Inc.*	1,989,682

		37,622,572

Materials — 4.98%
11,840	AptarGroup, Inc.	1,677,373
12,180	Balchem Corp.	1,527,494
18,700	HB Fuller Co.	1,176,417
11,460	Reliance Steel & Aluminum Co.	1,745,243

		6,126,527

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
Real Estate — 1.90%
7,500	CoreSite Realty Corp., REIT	$898,875
15,270	Lamar Advertising Co., REIT, Class A	1,434,158

		2,333,033

Total Common Stocks		121,524,072

(Cost $74,474,409)

Investment Company — 0.29%
354,370	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	354,370

Total Investment Company		354,370

(Cost $354,370)

Total Investments		$121,878,442
(Cost $74,828,779)(b) — 99.18%

Other assets in excess of liabilities — 0.82%		1,004,002

NET ASSETS — 100.00%		$122,882,444

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks — 97.59%
Communication Services — 2.26%
91,362	Gray Television, Inc.	$1,681,061

Consumer Discretionary — 20.45%
68,867	Delta Apparel, Inc.*	1,868,362
161,530	Destination XL Group, Inc.*	193,836
28,800	G-III Apparel Group Ltd.*	868,032
7,300	Grand Canyon Education, Inc.*	781,830
21,153	Lakeland Industries, Inc.*	589,323
38,280	Lazydays Holdings, Inc.*	681,767
36,564	Malibu Boats, Inc., Class A*	2,913,419
40,000	ONE Group Hospitality, Inc. (The)*	299,200
42,249	Patrick Industries, Inc.	3,591,165
20,500	Perdoceo Education Corp.*	245,180
17,460	Ruth’s Hospitality Group, Inc.*	433,532
32,820	Tilly’s, Inc., Class A*	371,522
43,550	Universal Electronics, Inc.*	2,393,943

		15,231,111

Consumer Staples — 1.78%
9,280	John B Sanfilippo & Son, Inc.	838,634
8,200	MGP Ingredients, Inc.	485,030

		1,323,664

Energy — 2.16%
72,680	Magnolia Oil & Gas Corp., Class A*	834,366
55,040	Par Pacific Holdings, Inc.*	777,165

		1,611,531

Financials — 18.38%
28,340	Allegiance Bancshares, Inc.	1,148,904
26,400	Amerisafe, Inc.	1,689,600
148,931	Compass Diversified Holdings LP	3,447,753
20,770	First Bancorp/Southern Pines, NC	903,495
33,650	German American Bancorp, Inc.	1,555,303
20,766	Mercantile Bank Corp.	674,272
27,630	Northrim BanCorp, Inc.	1,174,551
17,080	Preferred Bank/Los Angeles, CA	1,087,654
23,110	Stock Yards Bancorp, Inc.	1,179,996
10,720	Triumph Bancorp, Inc.*	829,621

		13,691,149

Health Care — 4.37%
38,360	Inotiv, Inc.*	767,200
39,690	Invacare Corp.	318,314

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
52,240	Lantheus Holdings, Inc.*	$1,116,369
18,830	Surmodics, Inc.*	1,055,798

		3,257,681

Industrials — 27.36%
260,250	ACCO Brands Corp.	2,196,510
26,110	Air Transport Services Group, Inc.*	763,978
8,830	Allied Motion Technologies, Inc.	453,244
13,630	Barrett Business Services, Inc.	938,562
8,248	Casella Waste Systems, Inc., Class A*	524,325
28,880	CBIZ, Inc.*	943,221
68,842	Columbus McKinnon Corp.	3,632,104
58,488	Ducommun, Inc.*	3,509,280
4,220	Ennis, Inc.	90,097
29,996	Greenbrier Cos., Inc. (The)	1,416,411
36,520	Insteel Industries, Inc.	1,126,277
29,350	Lydall, Inc.*	990,269
16,099	Marten Transport Ltd.	273,200
11,100	Miller Industries, Inc.	512,709
22,500	Northwest Pipe Co.*	751,950
14,503	NV5 Global, Inc.*	1,400,555
4,000	Standex International Corp.	382,280
11,599	Willdan Group, Inc.*	476,139

		20,381,111

Information Technology — 13.56%
91,830	AXT, Inc.*	1,070,738
32,710	Cohu, Inc.*	1,368,586
76,270	Mitek Systems, Inc.*	1,112,017
19,600	Model N, Inc.*	690,508
36,700	Napco Security Technologies, Inc.*	1,278,261
11,013	Novanta, Inc.*	1,452,504
13,762	PC Connection, Inc.	638,419
52,506	Sapiens International Corp. NV	1,669,166
26,515	Vishay Precision Group, Inc.*	816,927

		10,097,126

Materials — 4.29%
80,759	FutureFuel Corp.	1,173,429
29,837	Koppers Holdings, Inc.*	1,037,134
16,510	UFP Technologies, Inc.*	822,528
15,878	Universal Stainless & Alloy Products, Inc.*	161,479

		3,194,570

Real Estate — 2.42%
15,000	Community Healthcare Trust, Inc., REIT	691,800
57,800	UMH Properties, Inc., REIT	1,108,026

		1,799,826

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
Utilities — 0.56%
9,110	Unitil Corp.	$416,236

Total Common Stocks		72,685,066

(Cost $37,464,977)

Exchange Traded Funds — 0.79%
3,900	iShares Nasdaq Biotechnology	587,184

Total Exchange Traded Funds		587,184

(Cost $424,100)

Investment Company — 1.53%
1,143,860	U.S. Government Money Market Fund,
	RBC Institutional Class 1(a)	1,143,860

Total Investment Company		1,143,860

(Cost $1,143,860)

Total Investments		$74,416,110
(Cost $39,032,937)(b) — 99.91%

Other assets in excess of liabilities — 0.09%		63,817

NET ASSETS — 100.00%		$74,479,927

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks — 99.48%
Communication Services — 3.60%
60,028	Gray Television, Inc.	$1,104,515
12,550	Nexstar Media Group, Inc., Class A	1,762,396
43,368	Vonage Holdings Corp.*	512,610

		3,379,521

Consumer Discretionary — 22.42%
17,550	1-800-Flowers.com, Inc., Class A*	484,555
28,160	Callaway Golf Co.	753,280
3,420	Deckers Outdoor Corp.*	1,130,036
9,270	Fox Factory Holding Corp.*	1,177,846
36,430	G-III Apparel Group Ltd.*	1,098,000
7,399	Grand Canyon Education, Inc.*	792,433
6,000	Helen of Troy Ltd.*	1,263,960
15,220	LCI Industries	2,013,302
39,237	Malibu Boats, Inc., Class A*	3,126,404
49,312	Patrick Industries, Inc.	4,191,520
28,790	Ruth’s Hospitality Group, Inc.*	714,856
70,260	Taylor Morrison Home Corp.*	2,164,711
14,190	Tilly’s, Inc., Class A*	160,631
36,411	Universal Electronics, Inc.*	2,001,513

		21,073,047

Consumer Staples — 1.80%
66,950	Hostess Brands, Inc.*	960,063
3,460	Medifast, Inc.	732,897

		1,692,960

Energy — 2.22%
118,260	Magnolia Oil & Gas Corp., Class A*	1,357,625
51,620	Par Pacific Holdings, Inc.*	728,874

		2,086,499

Financials — 15.27%
21,665	Amerisafe, Inc.	1,386,560
191,857	Compass Diversified Holdings LP	4,441,489
25,920	First Interstate BancSystem, Inc., Class A	1,193,357
13,340	Preferred Bank/Los Angeles, CA	849,491
14,484	South State Corp.	1,137,139
18,430	TriCo Bancshares	873,029
37,220	TriState Capital Holdings, Inc.*	858,293
57,347	United Community Banks, Inc.	1,956,680
36,380	Veritex Holdings, Inc.	1,190,354
6,210	Wintrust Financial Corp.	470,718

		14,357,110

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
Health Care — 9.37%
15,580	Apollo Medical Holdings, Inc.*	$422,062
26,362	Emergent BioSolutions, Inc.*	2,449,293
26,506	Globus Medical, Inc., Class A*	1,634,625
51,600	Lantheus Holdings, Inc.*	1,102,692
2,880	Masimo Corp.*	661,421
7,080	Omnicell, Inc.*	919,480
5,730	West Pharmaceutical Services, Inc.	1,614,599

		8,804,172

Industrials — 24.01%
298,631	ACCO Brands Corp.	2,520,446
19,310	Arcosa, Inc.	1,256,888
23,345	Atkore, Inc.*	1,678,505
21,810	CBIZ, Inc.*	712,315
87,939	Columbus McKinnon Corp.	4,639,662
79,399	Ducommun, Inc.*	4,763,940
20,550	EnerSys	1,865,940
33,843	Greenbrier Cos., Inc. (The)	1,598,066
40,538	Insteel Industries, Inc.	1,250,192
8,936	Miller Industries, Inc.	412,754
19,300	NV5 Global, Inc.*	1,863,801

		22,562,509

Information Technology — 14.53%
5,190	Ambarella, Inc.*	521,024
91,890	AXT, Inc.*	1,071,438
36,660	Cohu, Inc.*	1,533,855
41,579	Mitek Systems, Inc.*	606,222
22,348	MKS Instruments, Inc.	4,143,766
13,880	Model N, Inc.*	488,992
7,000	Novanta, Inc.*	923,230
32,230	Onto Innovation, Inc.*	2,117,833
3,570	Rapid7, Inc.*	266,358
16,060	SailPoint Technologies Holdings, Inc.*	813,278
36,895	Sapiens International Corp. NV	1,172,892

		13,658,888

Materials — 4.00%
88,654	FutureFuel Corp.	1,288,143
15,810	Ingevity Corp.*	1,194,129
31,467	Koppers Holdings, Inc.*	1,093,793
18,414	Universal Stainless & Alloy Products, Inc.*	187,270

		3,763,335

Real Estate — 2.10%
28,330	STAG Industrial, Inc., REIT	952,171
53,440	UMH Properties, Inc., REIT	1,024,445

		1,976,616

Utilities — 0.16%
2,150	Southwest Gas Holdings, Inc.	147,727

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value

Total Common Stocks		93,502,384

(Cost $46,973,646)

Exchange Traded Funds — 0.05%
220	iShares Russell 2000 Index Fund	$48,607

Total Exchange Traded Funds		48,607

(Cost $19,531)

Investment Company — 0.42%
391,954	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	391,954

Total Investment Company		391,954

(Cost $391,954)

Total Investments		$93,942,945
(Cost $47,385,131)(b) — 99.95%

Other assets in excess of liabilities — 0.05%		46,380

NET ASSETS — 100.00%		$93,989,325

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks — 98.89%
Communication Services — 2.05%
7,200	Cumulus Media, Inc., Class A*	$65,592
44,050	DHI Group, Inc.*	147,567
49,300	Entercom Communications Corp., Class A	258,825
23,600	Entravision Communications Corp., Class A	95,344
17,400	Eros STX Global Corp.*	31,494
22,043	EW Scripps Co. (The), Class A	424,769
11,800	Marcus Corp. (The)	235,882
9,700	MSG Networks, Inc., Class A*	145,888
119,400	Point.360*,(a),(b),(c)	0
12,600	Saga Communications, Inc., Class A	275,310
39,150	Salem Media Group, Inc.	115,101
22,600	Spok Holdings, Inc.	237,074
35,000	Townsquare Media, Inc., Class A	375,550

		2,408,396

Consumer Discretionary — 22.40%
4,500	American Public Education, Inc.*	160,335
6,100	America’s Car-Mart, Inc.*	929,457
21,300	Anemostat Door Products(a),(b),(c)	0
21,300	Anemostat, Inc.(a),(b),(c)	0
13,000	At Home Group, Inc.*	373,100
6	AYRO, Inc.*	39
7,900	Bassett Furniture Industries, Inc.	191,733
28,600	Beazer Homes USA, Inc.*	598,312
12,300	Big 5 Sporting Goods Corp.	193,110
3	Biglari Holdings, Inc., Class B*	398
3,420	Bluegreen Vacations Holding Corp.*	63,407
5,200	Boot Barn Holdings, Inc.*	324,012
3,227	Bowl America, Inc., Class A*	33,851
14,730	Build-A-Bear Workshop, Inc.*	101,637
3,200	Caleres, Inc.	69,760
22,850	Carriage Services, Inc.	804,092
6,000	Cato Corp. (The), Class A	72,000
15,000	Century Casinos, Inc.*	154,050
14,423	Century Communities, Inc.*	869,995
4,200	Chuy’s Holdings, Inc.*	186,144
5,700	Citi Trends, Inc.	477,546
9,742	Clarus Corp.	166,101
60,730	Container Store Group, Inc. (The)*	1,010,547
2,100	Cooper-Standard Holdings, Inc.*	76,272
4,300	Core-Mark Holding Co., Inc.	166,367
26,200	Crown Crafts, Inc.	202,526
16,230	Culp, Inc.	249,780
16,100	Del Taco Restaurants, Inc.	154,238
29,400	Delta Apparel, Inc.*	797,622
13,200	Duluth Holdings, Inc., Class B*	223,608

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
9,900	Ethan Allen Interiors, Inc.	$273,339
6,500	Flexsteel Industries, Inc.	226,525
8,000	Funko, Inc., Class A*	157,440
2,700	Genesco, Inc.*	128,250
18,490	Haverty Furniture Cos., Inc.	687,643
10,400	hhgregg, Inc.*	85
4,000	Hibbett Sports, Inc.*	275,560
16,900	Hooker Furniture Corp.	616,174
16,800	J Alexander’s Holdings, Inc.*	161,952
6,440	Johnson Outdoors, Inc., Class A	919,310
23,500	Kid Brands, Inc.*	409
28,820	Lakeland Industries, Inc.*	802,925
9,500	Lands’ End, Inc.*	235,695
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,000	La-Z-Boy, Inc.	297,360
11,100	Legacy Housing Corp.*	196,803
13,200	Lifetime Brands, Inc.	193,908
14,000	M/I Homes, Inc.*	826,980
21,540	MarineMax, Inc.*	1,063,215
7,500	McRae Industries, Inc., Class A	192,375
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
20,000	Mestek, Inc.*	634,000
9,600	Modine Manufacturing Co.*	141,792
16,400	Movado Group, Inc.	466,580
2,400	Nathan’s Famous, Inc.	151,416
4,200	Nautilus, Inc.*	65,688
42,100	New Home Co., Inc. (The)*	220,604
9,500	Nobility Homes, Inc.	285,000
4,600	OneWater Marine, Inc., Class A*	183,816
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
10,275	Patrick Industries, Inc.	873,375
6,400	RCI Hospitality Holdings, Inc.	406,976
19,400	Rocky Brands, Inc.	1,048,764
35,000	Shiloh Industries, Inc.*	4,480
12,000	Sonic Automotive, Inc., Class A	594,840
12,500	Standard Motor Products, Inc.	519,750
2,100	Stoneridge, Inc.*	66,801
10,730	Strattec Security Corp.	503,237
27,100	Stride, Inc.*	815,981
27,189	Superior Group of Cos, Inc.	691,144
32,500	Superior Industries International, Inc.*	184,600
10,840	Taylor Morrison Home Corp.*	333,981
24,800	Tilly’s, Inc., Class A*	280,736
8,760	TravelCenters of America, Inc.*	237,659
12,000	Tupperware Brands Corp.*	316,920
22,400	Unifi, Inc.*	617,344
30,000	Universal Travel Group*,(a),(b),(c)	0
17,600	Vera Bradley, Inc.*	177,760
11,600	VOXX International Corp.*	221,096

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
3,200	Vulcan International Corp.	$25,632
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	237,930
11,500	Zovio, Inc.*	46,690

		26,260,579

Consumer Staples — 3.56%
5,400	Alico, Inc.	161,244
7,350	Andersons, Inc. (The)	201,243
14,615	Central Garden & Pet Co.*	847,816
4,100	e.l.f. Beauty, Inc.*	110,003
36	Hawaiian Macadamia Nut Orchards L.P.*	135,000
12,400	Ingles Markets, Inc., Class A	764,460
35,400	Natural Grocers by Vitamin Cottage, Inc.	621,270
17,400	Oil-Dri Corp. of America	599,256
2,700	Seneca Foods Corp., Class A*	127,143
23,140	SpartanNash Co.	454,238
6,600	Village Super Market, Inc., Class A	155,562

		4,177,235

Energy — 2.12%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
13,900	Ardmore Shipping Corp.	63,106
16	Basic Energy Services, Inc.*	4
7,400	Bonanza Creek Energy, Inc.*	264,402
1,240	Bristow Group, Inc.*	32,091
1,254	Callon Petroleum Co.*	48,342
9,200	CONSOL Energy, Inc.*	89,424
8,200	Dorian LPG Ltd.*	107,666
23,000	Evolution Petroleum Corp.	77,740
1,230	Evolve Transition Infrastructure LP*	1,230
18,500	Falcon Minerals Corp.	83,065
7,100	Global Partners LP	151,656
6,200	Goodrich Petroleum Corp.*	58,652
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
6,628	Natural Gas Services Group, Inc.*	62,569
50,600	North American Construction Group Ltd.	543,950
4,700	Penn Virginia Corp.*	62,980
4,010	REX American Resources Corp.*	337,522
131	SilverBow Resources, Inc.*	1,019
15,400	Solaris Oilfield Infrastructure, Inc., Class A	188,958
42,908	Southwestern Energy Co.*	199,522
2,200	Teekay Tankers Ltd., Class A*	30,580
18,880	W&T Offshore, Inc.*	67,779
289	Whiting Petroleum Corp.*	10,245

		2,482,502

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
Financials — 32.21%
4,500	ACNB Corp.	$131,850
39,150	Affirmative Insurance Holdings, Inc.(a),(b),(c)	0
22,450	AG Mortgage Investment Trust, Inc., REIT	90,474
8,600	Amalgamated Financial Corp.	142,674
8,500	Amerant Bancorp, Inc.*	157,845
5,300	American National Bankshares, Inc.	175,271
7,900	American River Bankshares	128,849
6,800	Ames National Corp.	173,944
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	83,373
44,976	Arbor Realty Trust, Inc., REIT	715,118
48,100	Ares Commercial Real Estate Corp., REIT	659,932
2,200	Arlington Asset Investment Corp., Class A*	8,888
101	Ashford, Inc.*	896
10,100	Atlantic Capital Bancshares, Inc.*	243,410
28,500	Banc of California, Inc.	515,280
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	187,612
23,400	Bancorp, Inc. (The)*	484,848
1,700	Bank First Corp.	127,483
4,100	Bankwell Financial Group, Inc.	110,495
4,928	Banner Corp.	262,810
6,800	Bar Harbor Bankshares	200,056
5,300	Baycom Corp.*	95,506
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
13,800	Blucora, Inc.*	229,632
14,300	Bridgewater Bancshares, Inc.*	230,945
5,500	Business First Bancshares, Inc.	131,615
33,600	California First National Bancorp	581,952
1,500	Cambridge Bancorp	126,480
6,200	Capital City Bank Group, Inc.	161,324
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
6,900	Capstar Financial Holdings, Inc.	119,025
5,700	Central Valley Community Bancorp	104,937
1,900	Century Bancorp, Inc., Class A	177,289
20,497	Cherry Hill Mortgage Investment Corp., REIT	191,442
7,600	Citizens & Northern Corp.	180,728
36,250	Citizens, Inc.*	209,888
8,900	Civista Bancshares, Inc.	204,166
6,700	CNB Financial Corp.	164,887
5,700	Coastal Financial Corp.*	149,454
17,000	Community Bankers Trust Corp.	149,940
93,383	Consumer Portfolio Services, Inc.*	376,333
2,189	Cowen Inc., Class A	76,943
800	Diamond Hill Investment Group, Inc.	124,808
10,448	Dime Community Bancshares, Inc.	314,903
17,277	Donegal Group, Inc., Class A	256,736
3,944	Donegal Group, Inc., Class B	50,680
11,900	Donnelley Financial Solutions, Inc.*	331,177
12,446	Dynex Capital, Inc., REIT	235,603
33,700	Ellington Residential Mortgage, REIT	414,847
26,680	Enova International, Inc.*	946,606

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
6,000	Enterprise Bancorp, Inc.	$195,120
4,100	Equity Bancshares, Inc., Class A*	112,340
4,800	Esquire Financial Holdings, Inc.*	109,488
6,800	ESSA Bancorp, Inc.	108,800
4,200	Evans Bancorp, Inc.	142,338
12,000	Farmers National Banc Corp.	200,400
15,717	FB Financial Corp.	698,778
10,140	Federal Agricultural Mortgage Corp., Class C	1,021,301
26,832	FedNat Holding Co.	124,232
5,500	Financial Institutions, Inc.	166,595
4,200	First Bancorp, Inc.	122,598
7,400	First Business Financial Services, Inc.	183,002
1,800	First Capital, Inc.	87,678
8,600	First Choice Bancorp	209,066
6,500	First Community Bankshares, Inc.	194,935
9,400	First Financial Corp.	423,094
7,200	First Internet Bancorp	253,656
6,100	First Merchants Corp.	283,650
6,200	First of Long Island Corp. (The)	131,750
38,000	First Place Financial Corp.*,(a),(b),(c)	0
360	Flagstar Bancorp, Inc.	16,236
8,100	Flushing Financial Corp.	171,963
3,000	FS Bancorp, Inc.	201,600
6,900	FVCBankcorp, Inc.*	119,508
35,428	Great Ajax Corp., REIT	386,165
1,426	Great Western Bancorp, Inc.	43,194
6,050	Guaranty Bancshares, Inc.	222,338
10,700	Hanmi Financial Corp.	211,111
8,100	HBT Financial, Inc.	138,672
10,340	HCI Group, Inc.	794,319
30,470	Heritage Insurance Holdings, Inc.	337,608
600	Hingham Institution for Savings, FOR	170,256
3,100	Home Bancorp, Inc.	111,755
8,940	HomeTrust Bancshares, Inc.	217,689
8,300	Independent Bank Corp.	196,212
955	Independent Bank Group, Inc.	68,989
8,100	Investar Holding Corp.	166,455
3,704	Investors Title Co.	614,864
20,000	JMP Group LLC*	119,600
14,800	Kansas City Life Insurance Co.	654,900
6,400	LCNB Corp.	112,000
18,200	Macatawa Bank Corp.	181,090
5,100	Malvern Bancorp, Inc.*	94,962
62,200	Manning & Napier, Inc.	402,434
14,790	Marlin Business Services Corp.	201,736
4,700	Mercantile Bank Corp.	152,609
6,500	Merchants Bancorp	272,610
5,900	Meridian Corp.	153,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
7,500	Metrocity Bankshares, Inc.	$115,350
6,300	Metropolitan Bank Holding Corp.*	317,268
6,100	Midland States Bancorp, Inc.	169,214
4,500	MidWestOne Financial Group, Inc.	139,365
5,500	MVB Financial Corp.	185,900
4,100	National Bankshares, Inc.	145,591
2,600	National Western Life Group, Inc., Class A	647,400
11,567	Nicholas Financial, Inc.*	122,263
4,900	Northeast Bank	129,311
3,300	Northrim BanCorp, Inc.	140,283
43,470	Northwest Bancshares, Inc.	628,141
1,915	OceanFirst Financial Corp.	45,845
26,710	OFG Bancorp.	604,180
14,600	Old Second Bancorp, Inc.	192,866
11,900	Oppenheimer Holdings, Inc., Class A	476,595
15,700	Orchid Island Capital, Inc., REIT	94,357
6,900	Orrstown Financial Services, Inc.	153,870
7,900	Pacific Mercantile Bancorp*	70,310
9,000	Parke Bancorp, Inc.	179,910
9,100	PCSB Financial Corp.	151,151
5,100	Peapack-Gladstone Financial Corp.	157,488
9,100	PennyMac Financial Services, Inc.	608,517
16,140	Peoples Bancorp, Inc.	535,364
2,400	Peoples Financial Services Corp.	101,376
4,930	Piper Sandler Cos.	540,574
6,600	Premier Financial Bancorp, Inc.	122,694
41,894	Premier Financial Corp.	1,393,394
12,600	Primis Financial Corp.	183,204
15,600	Protective Insurance Corp., Class B	356,772
14,300	Provident Financial Holdings, Inc.	241,670
6,920	Provident Financial Services, Inc.	154,178
6,500	Randolph Bancorp, Inc.*	130,000
9,500	RBB Bancorp	192,565
15,781	Ready Capital Corp., REIT	211,781
2,100	Red River Bancshares, Inc.	117,621
17,760	Regional Management Corp.	615,562
6,000	Reliant Bancorp, Inc.	172,320
3,050	S&T Bancorp, Inc.	102,175
7,300	Safety Insurance Group, Inc.	615,025
6,000	SB Financial Group, Inc.	109,560
7,100	Shore Bancshares, Inc.	120,842
7,000	Sierra Bancorp	187,600
5,100	Silvergate Capital Corp., Class A*	725,067
3,626	Simmons First National Corp., Class A	107,583
8,600	SmartFinancial, Inc.	186,190
9,300	South Plains Financial, Inc.	211,296
4,600	Southern First Bancshares, Inc.*	215,648
5,200	Southern Missouri Bancorp, Inc.	204,984
8,900	Spirit of Texas Bancshares, Inc.	198,559

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
9,400	Stewart Information Services Corp.	$489,082
3,800	Territorial Bancorp, Inc.	100,548
6,600	Timberland Bancorp, Inc.	183,546
7,100	TriState Capital Holdings, Inc.*	163,726
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,050	Walker & Dunlop, Inc.	518,837
6,300	Waterstone Financial, Inc.	128,646
7,500	West BanCorp Inc.	180,675
17,400	Western New England Bancorp, Inc.	146,682
5,200	Westwood Holdings Group, Inc.	75,192

		37,757,763

Health Care — 1.63%
30,600	Adeptus Health, Inc., Class A(a),(b),(c)	0
11,000	American Shared Hospital Services*	30,470
9,100	AngioDynamics, Inc.*	212,940
4,300	Computer Programs and Systems, Inc.	131,580
3,000	Cross Country Healthcare, Inc.*	37,470
11,850	CryoLife, Inc.*	267,573
5,500	FONAR Corp.*	99,495
12,300	Meridian Bioscience, Inc.*	322,875
5,365	Option Care Health, Inc.*	95,175
7,300	OraSure Technologies, Inc.*	85,191
24,010	Triple-S Management Corp., Class B*	624,980

		1,907,749

Industrials — 19.97%
5,200	Acme United Corp.	205,088
3,000	Aegion Corp.*	86,250
5,680	Alamo Group, Inc.	886,932
3,883	Allied Motion Technologies, Inc.	199,314
21,790	Ameresco, Inc., Class A*	1,059,648
8,100	AMREP Corp.*	89,910
66,000	ARC Document Solutions, Inc.	139,260
1,200	Argan, Inc.	64,020
9,800	BGSF, Inc.	137,200
7,100	Blue Bird Corp.*	177,713
4,700	BlueLinx Holdings, Inc.*	184,193
20,600	CAI International, Inc.	937,712
24,450	CBIZ, Inc.*	798,537
15,674	CECO Environmental Corp.*	124,295
50,680	Celadon Group, Inc.*	1,977
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	61,200
660	Comfort Systems USA, Inc.	49,348
8,200	Commercial Vehicle Group, Inc.*	79,130
26,678	CompX International, Inc.	480,471
36,000	Costamare, Inc.	346,320
8,800	Covenant Logistics Group, Inc.*	181,192

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
3,300	CRA International, Inc.	$246,312
26,840	Ducommun, Inc.*	1,610,400
12,000	Eastern Co. (The)	321,600
9,200	Encore Wire Corp.	617,596
31,340	Ennis, Inc.	669,109
1,300	EnPro Industries, Inc.	110,851
17,490	Espey Mfg. & Electronics Corp.	265,848
10,300	Federal Signal Corp.	394,490
19,900	Fly Leasing Ltd., ADR*	335,315
414	Genco Shipping & Trading Ltd.	4,173
5,680	Gibraltar Industries, Inc.*	519,777
5,580	Golden Ocean Group Ltd.	37,414
21,361	GP Strategies Corp.*	372,749
13,000	Graham Corp.	185,120
10,610	Greenbrier Cos., Inc. (The)	501,004
25,700	Griffon Corp.	698,269
3,400	Hurco Cos., Inc.	120,020
5,500	Insteel Industries, Inc.	169,620
930	Kadant, Inc.	172,059
5,800	Kimball International, Inc., Class B	81,200
7,400	L B Foster Co., Class A*	132,460
16,200	LS Starrett Co. (The), Class A*	104,490
48,150	LSI Industries, Inc.	410,720
16,900	Lydall, Inc.*	570,206
34,300	Marten Transport Ltd.	582,071
16,700	Mesa Air Group, Inc.*	224,615
20,379	Miller Industries, Inc.	941,306
16,000	Mistras Group, Inc.*	182,560
3,500	National Presto Industries, Inc.	357,245
5,500	Northwest Pipe Co.*	183,810
8,800	Orion Group Holdings, Inc.*	53,416
2,000	PAM Transportation Services, Inc.*	123,400
2	Paragon Shipping, Inc., Class A*	0
33,000	Park Aerospace Corp.	436,260
3,700	Park-Ohio Holdings Corp.	116,513
4,200	Powell Industries, Inc.	142,254
1,700	Preformed Line Products Co.	116,875
12,500	Quad/Graphics, Inc.	44,125
12,100	Quanex Building Products Corp.	317,383
23,000	Radiant Logistics, Inc.*	159,850
25,000	RCM Technologies, Inc.*	88,750
12,700	Resources Connection, Inc.	171,958
15,100	Rush Enterprises, Inc., Class A	752,433
22,000	Safe Bulkers, Inc.*	53,900
2,900	Standex International Corp.	277,153
10,700	Sterling Construction Co., Inc.*	248,240
24,100	Textainer Group Holdings Ltd.*	690,465
9,600	Titan Machinery, Inc.*	244,800
7,400	USA Truck, Inc.*	141,414

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
10,230	Vectrus, Inc.*	$546,691
12,300	Vidler Water Resouces, Inc.*	109,470
3,000	VSE Corp.	118,500
3,900	Willdan Group, Inc.*	160,095
20,238	Willis Lease Finance Corp.*	879,544

		23,405,608

Information Technology — 6.16%
7,300	Bel Fuse, Inc., Class B	145,197
4,700	Clearfield, Inc.*	141,611
38,600	CMTSU Liquidation, Inc.*	143
6,200	Comtech Telecommunications Corp.	154,008
16,130	CTS Corp.	500,998
6,900	CyberOptics Corp.*	179,193
22,500	Digi International, Inc.*	427,275
3,540	ePlus, Inc.*	352,726
17,400	Everi Holdings, Inc.*	245,514
1,100	Fabrinet*	99,429
4,600	Insight Enterprises, Inc.*	438,932
5,800	JinkoSolar Holding Co. Ltd., ADR*	241,802
25,100	Kimball Electronics, Inc.*	647,580
8,600	LGL Group, Inc. (The)*	94,514
9,200	Magal Security Systems Ltd.	41,216
15,700	Methode Electronics, Inc.	659,086
8,883	Onto Innovation, Inc.*	583,702
13,550	PC Connection, Inc.	628,584
17,500	PCTEL, Inc.	121,625
28,730	Photronics, Inc.*	369,468
5,300	Richardson Electronics Ltd.	33,761
54,100	SigmaTron International, Inc.*	290,517
4,269	Sykes Enterprises, Inc.*	188,177
13,100	TESSCO Technologies, Inc.	94,844
17,740	Vishay Precision Group, Inc.*	546,569

		7,226,471

Materials — 3.92%
8,600	Alpha Metallurgical Resources, Inc.*	108,618
35,740	American Vanguard Corp.	729,454
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
8,000	Clearwater Paper Corp.*	300,960
40,990	FutureFuel Corp.	595,585
8,200	Hawkins, Inc.	274,864
5,800	Haynes International, Inc.	172,086
2,600	Innospec, Inc.	266,994
7,400	Materion Corp.	490,176
8,000	Olympic Steel, Inc.	235,600
8,100	Rayonier Advanced Materials, Inc.*	73,467
4,900	Ryerson Holding Corp.*	83,496
15,000	Tecnoglass, Inc.	180,300

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
45,800	Trecora Resources*	$355,866
22,900	Tredegar Corp.	343,729
2,600	UFP Technologies, Inc.*	129,532
3,470	US Concrete, Inc.*	254,420

		4,595,147

Real Estate — 2.96%
7,200	Alpine Income Property Trust, Inc., REIT	124,992
6,820	BBX Capital, Inc.*	43,307
5,621	Cedar Realty Trust, Inc., REIT	83,753
4,600	Community Healthcare Trust, Inc., REIT	212,152
2,225	CTO Realty Growth, Inc.	115,722
18,200	Farmland Partners, Inc., REIT	204,022
921	Forestar Group, Inc.*	21,441
3,600	FRP Holdings, Inc.*	177,192
10,242	Getty Realty Corp., REIT	290,053
8,800	Global Medical REIT, Inc.	115,368
15,780	Monmouth Real Estate Investment Corp., REIT	279,148
25,562	One Liberty Properties, Inc., REIT	569,266
1,900	Rafael Holdings, Inc., Class B*	75,848
7,200	RE/MAX Holdings, Inc., Class A	283,608
17,400	RPT Realty, REIT	198,534
12,300	Urstadt Biddle Properties, Inc., REIT, Class A	204,795
49,010	Whitestone, REIT	475,397

		3,474,598

Utilities — 1.91%
3,200	Artesian Resources Corp., Class A	126,016
5,585	Chesapeake Utilities Corp.	648,307
5,200	Middlesex Water Co.	410,904
7,400	SJW Group	466,126
12,756	Unitil Corp.	582,822

		2,234,175

Total Common Stocks		115,930,223

(Cost $79,102,208)

Exchange Traded Funds — 0.09%
750	iShares Russell Microcap Index Fund	110,212

Total Exchange Traded Funds		110,212

(Cost $45,926)

Rights/Warrants — 0.01%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	8
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	36
992	Genco Shipping & Trading Ltd., Warrants, Expire 7/9/21*	45
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	4,472
6,100	Media General, Inc. Rights, Expire 12/31/21*,(b),(c)	0

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(b),(c)	$0
1,136	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	3,669
568	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	1,721

Total Rights/Warrants		9,951

(Cost $169,109)

Principal
Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, (a),(b),(c)	0
1,302	Trenwick America Corp., 0.00%, (a),(b),(c)	0

		0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 1.00%
1,174,409	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	1,174,409

Total Investment Company		1,174,409

(Cost $1,174,409)

Total Investments		$117,224,795
(Cost $80,491,652)(e) — 99.99%

Other assets in excess of liabilities — 0.01%		6,664

NET ASSETS — 100.00%		$117,231,459

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2021 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2021 (Unaudited)

Shares		Value
Common Stocks — 98.23%
Communication Services — 2.64%
54,017	Gray Television, Inc.	$993,913
8,220	Nexstar Media Group, Inc., Class A	1,154,334

		2,148,247

Consumer Discretionary — 14.99%
38,340	Dana, Inc.	932,812
40,340	G-III Apparel Group Ltd.*	1,215,848
6,980	Grand Canyon Education, Inc.*	747,558
2,620	Helen of Troy Ltd.*	551,929
17,170	Malibu Boats, Inc., Class A*	1,368,106
19,050	Patrick Industries, Inc.	1,619,250
38,680	Ruth’s Hospitality Group, Inc.*	960,424
28,115	Steven Madden Ltd.	1,047,565
60,980	Taylor Morrison Home Corp.*	1,878,794
78,284	Tilly’s, Inc., Class A*	886,175
17,900	Universal Electronics, Inc.*	983,963

		12,192,424

Consumer Staples — 2.19%
65,680	Hostess Brands, Inc.*	941,851
9,290	John B Sanfilippo & Son, Inc.	839,538

		1,781,389

Energy — 3.66%
42,700	Delek US Holdings, Inc.	930,006
126,120	Magnolia Oil & Gas Corp., Class A*	1,447,858
42,350	Par Pacific Holdings, Inc.*	597,982

		2,975,846

Financials — 25.18%
8,940	American Financial Group, Inc.	1,020,054
18,760	Amerisafe, Inc.	1,200,640
20,260	Columbia Banking System, Inc.	873,003
6,710	Community Bank System, Inc.	514,791
97,862	Compass Diversified Holdings LP	2,265,505
21,120	First Busey Corp.	541,728
20,150	Heritage Financial Corp.	569,036
15,950	Independent Bank Group, Inc.	1,152,228
41,550	Mercantile Bank Corp.	1,349,128
12,917	Northrim BanCorp, Inc.	549,102
20,085	Pacific Premier Bancorp, Inc.	872,492
18,180	Pinnacle Financial Partners, Inc.	1,611,839
10,310	Reinsurance Group of America, Inc.	1,299,576
15,194	South State Corp.	1,192,881
14,200	Stock Yards Bancorp, Inc.	725,052
22,440	TriCo Bancshares	1,062,983
47,180	United Community Banks, Inc.	1,609,782

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
44,700	Veritex Holdings, Inc.	$1,462,584
12,220	WSFS Financial Corp.	608,434

		20,480,838

Health Care — 4.96%
15,482	Emergent BioSolutions, Inc.*	1,438,433
15,590	Globus Medical, Inc., Class A*	961,435
95,860	Invacare Corp.	768,797
40,590	Lantheus Holdings, Inc.*	867,408

		4,036,073

Industrials — 17.26%
160,479	ACCO Brands Corp.	1,354,443
9,620	Arcosa, Inc.	626,166
12,995	Atkore, Inc.*	934,340
11,490	Barrett Business Services, Inc.	791,201
31,294	Builders FirstSource, Inc.*	1,451,103
32,600	Columbus McKinnon Corp.	1,719,976
27,609	Ducommun, Inc.*	1,656,540
15,900	EnerSys	1,443,720
30,978	Greenbrier Cos., Inc. (The)	1,462,781
58,919	Marten Transport Ltd.	999,855
15,920	Miller Industries, Inc.	735,345
25,740	Northwest Pipe Co.*	860,231

		14,035,701

Information Technology — 8.97%
64,420	AXT, Inc.*	751,137
16,660	Cohu, Inc.*	697,054
8,020	MKS Instruments, Inc.	1,487,069
12,950	Model N, Inc.*	456,229
4,470	Novanta, Inc.*	589,548
26,630	Onto Innovation, Inc.*	1,749,857
16,935	Sapiens International Corp. NV	538,364
65,390	Viavi Solutions, Inc.*	1,026,623

		7,295,881

Materials — 6.44%
60,720	FutureFuel Corp.	882,262
10,040	Ingevity Corp.*	758,321
10,580	Kaiser Aluminum Corp.	1,169,090
28,229	Koppers Holdings, Inc.*	981,240
9,470	Reliance Steel & Aluminum Co.	1,442,186

		5,233,099

Real Estate — 9.32%
46,670	Apple Hospitality REIT, Inc.	679,982
171,140	Braemar Hotels & Resorts, Inc., REIT*	1,038,820
9,799	Community Healthcare Trust, Inc., REIT	451,930
16,680	CubeSmart, REIT	631,004

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2021 (Unaudited)

Shares		Value
102,390	DiamondRock Hospitality Co., REIT*	$1,054,617
4,270	EastGroup Properties, Inc., REIT	611,806
11,284	National Storage Affiliates Trust, REIT	450,570
47,120	Physicians Realty Trust, REIT	832,610
24,110	STAG Industrial, Inc., REIT	810,337
53,031	UMH Properties, Inc., REIT	1,016,604

		7,578,280

Utilities — 2.62%
11,420	Southwest Gas Holdings, Inc.	784,668
18,178	Spire, Inc.	1,343,173

		2,127,841

Total Common Stocks		79,885,619

(Cost $62,963,636)

Investment Company — 1.71%
1,395,367	U.S. Government Money Market Fund,
	RBC Institutional Class 1(a)	1,395,367

Total Investment Company		1,395,367

(Cost $1,395,367)

Total Investments		$81,280,986
(Cost $64,359,003)(b) — 99.94%

Other assets in excess of liabilities — 0.06%		47,286

NET ASSETS — 100.00%		$81,328,272

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	RBC SMID Cap	RBC Enterprise	RBC Small Cap
	Growth Fund	Fund	Core Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $74,474,409, $37,889,077 and $46,993,177, respectively)	$121,524,072	$73,272,250	$93,550,991
Affiliated investments (cost $354,370, $1,143,860 and $391,954, respectively)	354,370	1,143,860	391,954
Interest and dividend receivable	20,485	14,261	19,849
Receivable for capital shares issued	1,136,333	—	4,089
Receivable for investments sold	—	465,077	200,836
Prepaid expenses and other assets	23,179	19,565	29,181

Total Assets	123,058,439	74,915,013	94,196,900

Liabilities:
Foreign withholding tax payable	4,358	4,196	4,687
Payable for capital shares redeemed	20,829	250	2,762
Payable for investments purchased	—	321,668	66,346
Accrued expenses and other payables:
Investment advisory fees	57,863	47,407	50,917
Accounting fees	5,028	4,635	4,880
Audit fees	20,539	20,539	20,539
Trustees’ fees	631	637	1,617
Distribution fees	30,035	135	1,909
Custodian fees	1,824	1,784	2,697
Shareholder reports	—	8,199	10,735
Transfer agent fees	27,243	18,557	26,588
Other	7,645	7,079	13,898

Total Liabilities	175,995	435,086	207,575

Net Assets	$122,882,444	$74,479,927	$93,989,325

Net Assets Consists of:
Capital	$70,813,188	$36,812,828	$43,520,388
Accumulated earnings	52,069,256	37,667,099	50,468,937

Net Assets	$122,882,444	$74,479,927	$93,989,325

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2021 (Unaudited)

	RBC SMID Cap	RBC Enterprise	RBC Small Cap
	Growth Fund	Fund	Core Fund
Net Assets
Class A	$14,037,117	$779,384	$8,541,190
Class I	108,825,758	73,700,543	81,335,551
Class R6	19,569	N/A	4,112,584

Total	$122,882,444	$74,479,927	$93,989,325

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	874,425	40,056	277,298
Class I	5,769,150	3,560,886	2,469,446
Class R6	1,035	N/A	124,723

Total	6,644,610	3,600,942	2,871,467

Net Asset Values and Redemption Prices Per Share:
Class A	$16.05	$19.46	$30.80

Class I	$18.86	$20.70	$32.94

Class R6	$18.91	$ N/A	$32.97

Maximum Offering Price Per Share:

Class A	$17.03	$20.65	$32.68

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2021 (Unaudited)

	RBC Microcap	RBC Small Cap
	Value Fund	Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $79,317,243 and $62,963,636, respectively)	$116,050,386	$79,885,619
Affiliated investments (cost $1,174,409 and $1,395,367, respectively)	1,174,409	1,395,367
Interest and dividend receivable	94,374	53,842
Receivable for capital shares issued	67,056	14,672
Prepaid expenses and other assets	24,563	58,738

Total Assets	117,410,788	81,408,238

Liabilities:
Foreign withholding tax payable	3,934	4,296
Payable for capital shares redeemed	14,985	—
Accrued expenses and other payables:
Investment advisory fees	74,155	34,907
Accounting fees	4,964	4,688
Audit fees	20,539	20,539
Trustees’ fees	978	598
Distribution fees	3,052	—
Custodian fees	97	2,270
Shareholder reports	16,659	1,305
Transfer agent fees	26,983	9,511
Other	12,983	1,852

Total Liabilities	179,329	79,966

Net Assets	$117,231,459	$81,328,272

Net Assets Consists of:
Capital	$70,679,080	$81,833,603
Accumulated earnings	46,552,379	(505,331)

Net Assets	$117,231,459	$81,328,272

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2021 (Unaudited)

	RBC Microcap	RBC Small Cap
	Value Fund	Value Fund
Net Assets
Class A	$3,451,591	$11,162
Class I	113,779,868	74,903,427
Class R6	N/A	6,413,683

Total	$117,231,459	$81,328,272

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	112,017	791
Class I	3,694,439	5,304,142
Class R6	N/A	451,543

Total	3,806,456	5,756,476

Net Asset Values and Redemption Prices Per Share:
Class A	$30.81	$14.12	(a)

Class I	$30.80	$14.12

Class R6	$ N/A	$14.20

Maximum Offering Price Per Share:

Class A	$32.69	$14.98

Maximum Sales Charge - Class A	5.75%	5.75%

(a)	Net asset value is calculated using unrounded net assets of $11,161.79 divided by the unrounded shares outstanding of 790.514.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2021

(Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Investment Income:
Interest income	$127	$67	$146
Dividend income - unaffiliated	326,945	400,109	507,962
Dividend income - affiliated	129	70	152

Total Investment Income	327,201	400,246	508,260
Expenses:
Investment advisory fees	391,765	311,889	413,425
Distribution fees–Class A	16,387	865	9,574
Accounting fees	17,829	16,365	17,509
Audit fees	18,829	18,829	18,829
Custodian fees	1,585	1,985	3,953
Insurance fees	1,609	1,609	1,611
Legal fees	2,023	1,197	1,679
Registrations and filing fees	31,321	21,883	31,380
Shareholder reports	14,033	21,072	20,379
Transfer agent fees–Class A	12,466	2,798	7,241
Transfer agent fees–Class I	50,848	38,047	55,473
Transfer agent fees–Class R6	1,772	—	1,799
Trustees’ fees and expenses	2,555	1,710	3,120
Tax expense	2,170	2,069	2,376
Other fees	3,444	2,897	3,812

Total expenses before fee waiver/reimbursement	568,636	443,215	592,160
Expenses waived/reimbursed by:
Advisor	(93,329)	(86,034)	(144,895)

Net expenses	475,307	357,181	447,265

Net Investment Income (Loss)	(148,106)	43,065	60,995

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	5,571,261	4,305,672	8,219,126
Net change in unrealized appreciation on investments	23,789,972	19,897,642	24,613,225

Net realized/unrealized gains	29,361,233	24,203,314	32,832,351

Change in net assets resulting from operations	$29,213,127	$24,246,379	$32,893,346

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2021 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Investment Income:
Interest income	$993	$149
Dividend income - unaffiliated	1,257,700	529,245
Dividend income - affiliated	67	152
Foreign tax withholding	(3,566)	—

Total Investment Income	1,255,194	529,546
Expenses:
Investment advisory fees	501,238	252,794
Distribution fees–Class A	3,647	—
Accounting fees	27,185	16,770
Audit fees	18,829	18,829
Custodian fees	1,755	3,134
Insurance fees	1,611	1,618
Legal fees	2,072	1,718
Registrations and filing fees	26,792	29,855
Shareholder reports	28,816	15,050
Transfer agent fees–Class A	5,972	670
Transfer agent fees–Class I	72,685	36,925
Transfer agent fees–Class R6	—	1,813
Trustees’ fees and expenses	2,885	1,698
Tax expense	1,699	2,154
Other fees	3,293	3,064

Total expenses before fee waiver/reimbursement	698,479	386,092
Expenses waived/reimbursed by:
Advisor	(98,915)	(80,513)

Net expenses	599,564	305,579

Net Investment Income	655,630	223,967

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	10,123,734	93,000
Net change in unrealized appreciation on investments	36,141,642	25,515,222

Net realized/unrealized gains	46,265,376	25,608,222

Change in net assets resulting from operations	$46,921,006	$25,832,189

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
From Investment Activities
Operations:
Net investment loss	$(148,106)	$(220,265)
Net realized gains from investments	5,571,261	2,935,567
Net change in unrealized appreciation on investments	23,789,972	1,270,637

Change in net assets resulting from operations	29,213,127	3,985,939

Distributions to Shareholders:
Class A	(400,344)	(997,220)
Class I	(2,566,042)	(6,014,675)
Class R6	(468)	(1,031)

Change in net assets resulting from shareholder distributions	(2,966,854)	(7,012,926)

Capital Transactions:
Proceeds from shares issued	18,600,342	36,761,501
Distributions reinvested	2,961,348	6,994,739
Cost of shares redeemed	(19,703,627)	(39,217,661)

Change in net assets resulting from capital transactions	1,858,063	4,538,579

Net increase in net assets	28,104,336	1,511,592
Net Assets:
Beginning of period	94,778,108	93,266,516

End of period	$122,882,444	$94,778,108

Share Transactions:
Issued	1,048,586	2,607,265
Reinvested	173,005	478,884
Redeemed	(1,145,156)	(2,850,825)

Change in shares resulting from capital transactions	76,435	235,324

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
From Investment Activities
Operations:
Net investment income	$43,065	$264,491
Net realized gains from investments	4,305,672	5,037,188
Net change in unrealized appreciation/(depreciation) on investments	19,897,642	(12,123,140)

Change in net assets resulting from operations	24,246,379	(6,821,461)

Distributions to Shareholders:
Class A	(61,771)	(51,458)
Class I	(5,635,775)	(4,545,146)

Change in net assets resulting from shareholder distributions	(5,697,546)	(4,596,604)

Capital Transactions:
Proceeds from shares issued	114,378	539,427
Distributions reinvested	5,338,948	4,204,758
Cost of shares redeemed	(3,454,813)	(8,302,754)

Change in net assets resulting from capital transactions	1,998,513	(3,558,569)

Net increase/(decrease) in net assets	20,547,346	(14,976,634)
Net Assets:
Beginning of period	53,932,581	68,909,215

End of period	$74,479,927	$53,932,581

Share Transactions:
Issued	5,652	35,940
Reinvested	303,384	220,635
Redeemed	(187,314)	(500,160)

Change in shares resulting from capital transactions	121,722	(243,585)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
From Investment Activities
Operations:
Net investment income	$60,995	$584,164
Net realized gains from investments	8,219,126	24,432,805
Net change in unrealized appreciation/(depreciation) on investments	24,613,225	(26,257,538)

Change in net assets resulting from operations	32,893,346	(1,240,569)

Distributions to Shareholders:
Class A	(1,280,129)	(371,626)
Class I	(18,388,492)	(6,238,305)
Class R6	(8,645)	(1,783)

Change in net assets resulting from shareholder distributions	(19,677,266)	(6,611,714)

Capital Transactions:
Proceeds from shares issued	41,163,777	11,184,277
Distributions reinvested	18,825,838	6,458,914
Cost of shares redeemed	(54,312,990)	(77,805,407)

Change in net assets resulting from capital transactions	5,676,625	(60,162,216)

Net increase/(decrease) in net assets	18,892,705	(68,014,499)
Net Assets:
Beginning of period	75,096,620	143,111,119

End of period	$93,989,325	$75,096,620

Share Transactions:
Issued	1,208,378	385,723
Reinvested	548,243	199,802
Redeemed	(1,582,509)	(2,561,921)

Change in shares resulting from capital transactions	174,112	(1,976,396)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
From Investment Activities
Operations:
Net investment income	$655,630	$889,088
Net realized gains from investments	10,123,734	6,854,265
Net change in unrealized appreciation/(depreciation) on investments	36,141,642	(24,578,156)

Change in net assets resulting from operations	46,921,006	(16,834,803)

Distributions to Shareholders:
Class A	(168,044)	(216,383)
Class I	(6,936,894)	(7,334,605)

Change in net assets resulting from shareholder distributions	(7,104,938)	(7,550,988)

Capital Transactions:
Proceeds from shares issued	4,509,225	17,583,191
Distributions reinvested	6,539,860	6,833,581
Cost of shares redeemed	(28,812,827)	(21,368,994)

Change in net assets resulting from capital transactions	(17,763,742)	3,047,778

Net increase/(decrease) in net assets	22,052,326	(21,338,013)
Net Assets:
Beginning of period	95,179,133	116,517,146

End of period	$117,231,459	$95,179,133

Share Transactions:
Issued	171,898	809,719
Reinvested	261,482	257,668
Redeemed	(1,085,180)	(998,463)

Change in shares resulting from capital transactions	(651,800)	68,924

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
From Investment Activities
Operations:
Net investment income	$223,967	$809,428
Net realized gains/(losses) from investments	93,000	(5,517,143)
Net change in unrealized appreciation/(depreciation) on investments	25,515,222	(9,796,038)

Change in net assets resulting from operations	25,832,189	(14,503,753)

Distributions to Shareholders:
Class I	(653,215)	(767,953)
Class R6	(57,516)	(98,525)

Change in net assets resulting from shareholder distributions	(710,731)	(866,478)

Capital Transactions:
Proceeds from shares issued	11,092,001	30,112,909
Distributions reinvested	280,578	385,721
Cost of shares redeemed	(12,084,335)	(21,174,055)

Change in net assets resulting from capital transactions	(711,756)	9,324,575

Net increase/(decrease) in net assets	24,409,702	(6,045,656)
Net Assets:
Beginning of period	56,918,570	62,964,226

End of period	$81,328,272	$56,918,570

Share Transactions:
Issued	905,980	2,734,159
Reinvested	23,393	29,182
Redeemed	(954,030)	(2,124,251)

Change in shares resulting from capital transactions	(24,657)	639,090

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/21 (Unaudited)	$12.60	(0.04)	3.95	—(b)	3.91	—	(0.46)	(0.46)	$16.05
Year Ended 9/30/20	13.04	(0.06)	0.72	—(b)	0.66	—	(1.10)	(1.10)	12.60
Year Ended 9/30/19	14.39	(0.06)	(0.18)	—(b)	(0.24)	—	(1.11)	(1.11)	13.04
Year Ended 9/30/18	14.72	(0.07)	2.85	—(b)	2.78	—	(3.11)	(3.11)	14.39
Year Ended 9/30/17	13.92	(0.07)	1.91	—(b)	1.84	—	(1.04)	(1.04)	14.72
Year Ended 9/30/16	13.57	(0.06)	1.95	—(b)	1.89	—	(1.54)	(1.54)	13.92
Class I
Six Months Ended 3/31/21 (Unaudited)	$14.73	(0.02)	4.61	—(b)	4.59	—	(0.46)	(0.46)	$18.86
Year Ended 9/30/20	15.02	(0.03)	0.84	—(b)	0.81	—	(1.10)	(1.10)	14.73
Year Ended 9/30/19	16.33	(0.04)	(0.16)	—	(0.20)	—	(1.11)	(1.11)	15.02
Year Ended 9/30/18	16.26	(0.04)	3.22	—(b)	3.18	—	(3.11)	(3.11)	16.33
Year Ended 9/30/17	15.24	(0.04)	2.10	—(b)	2.06	—	(1.04)	(1.04)	16.26
Year Ended 9/30/16	14.68	(0.03)	2.13	—(b)	2.10	—	(1.54)	(1.54)	15.24
Class R6
Six Months Ended 3/31/21 (Unaudited)	$14.76	(0.02)	4.63	—	4.61	—	(0.46)	(0.46)	$18.91
Year Ended 9/30/20	15.05	(0.02)	0.83	—	0.81	—	(1.10)	(1.10)	14.76
Year Ended 9/30/19	16.35	(0.03)	(0.16)	—	(0.19)	—	(1.11)	(1.11)	15.05
Year Ended 9/30/18	16.27	(0.04)	3.23	—	3.19	—	(3.11)	(3.11)	16.35
Period Ended 9/30/17(c)	15.30	(0.03)	2.04	—	2.01	—	(1.04)	(1.04)	16.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/21 (Unaudited)	31.34	%(c)	$ 14,037	1.07	%(d)	(0.49	)%(d)	1.31	%(d)	7%
Year Ended 9/30/20	4.90%		11,553	1.07%		(0.45)%		1.37%		15%
Year Ended 9/30/19	0.41%		12,059	1.07%		(0.51)%		1.38%		17%
Year Ended 9/30/18	22.67%		12,966	1.07%		(0.53)%		1.40%		22%
Year Ended 9/30/17	14.18%		11,600	1.10%		(0.50)%		1.50%		18%
Year Ended 9/30/16	14.99%		12,106	1.10%		(0.43)%		1.46%		14%
Class I
Six Months Ended 3/31/21 (Unaudited)	31.43	%(c)	$108,826	0.82	%(d)	(0.24	)%(d)	0.97	%(d)	7%
Year Ended 9/30/20	5.27%		83,211	0.82%		(0.20)%		1.03%		15%
Year Ended 9/30/19	0.62%		81,193	0.82%		(0.26)%		0.99%		17%
Year Ended 9/30/18	23.04%		83,437	0.82%		(0.28)%		0.98%		22%
Year Ended 9/30/17	14.40%		65,463	0.85%		(0.26)%		1.07%		18%
Year Ended 9/30/16	15.32%		86,067	0.85%		(0.18)%		1.05%		14%
Class R6
Six Months Ended 3/31/21 (Unaudited)	31.57	%(c)	$ 20	0.77	%(d)	(0.18	)%(d)	20.74	%(d)	7%
Year Ended 9/30/20	5.26%		15	0.77%		(0.16)%		25.69%		15%
Year Ended 9/30/19	0.69%		14	0.77%		(0.21)%		27.43%		17%
Year Ended 9/30/18	23.09%		14	0.77%		(0.23)%		29.30%		22%
Period Ended 9/30/17	14.03	%(c)	11	0.80	%(d)	(0.22	)%(d)	50.53	%(d)	18%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/21 (Unaudited)	$14.65	(0.01)	6.45	—(b)	6.44	—	(1.63)	(1.63)	$19.46
Year Ended 9/30/20	17.59	0.03	(1.70)	—(b)	(1.67)	—	(1.27)	(1.27)	14.65
Year Ended 9/30/19	23.38	(0.05)	(3.17)	—	(3.22)	—	(2.57)	(2.57)	17.59
Year Ended 9/30/18	26.86	(0.13)	1.70	—(b)	1.57	—	(5.05)	(5.05)	23.38
Year Ended 9/30/17	21.49	(0.09)	5.68	—(b)	5.59	(0.01)	(0.21)	(0.22)	26.86
Year Ended 9/30/16	20.16	(0.07)	2.59	—(b)	2.52	—	(1.19)	(1.19)	21.49
Class I
Six Months Ended 3/31/21 (Unaudited)	$15.51	0.01	6.85	—(b)	6.86	(0.04)	(1.63)	(1.67)	$20.70
Year Ended 9/30/20	18.52	0.07	(1.79)	—(b)	(1.72)	(0.01)	(1.28)	(1.29)	15.51
Year Ended 9/30/19	24.39	(0.01)	(3.29)	—(b)	(3.30)	—	(2.57)	(2.57)	18.52
Year Ended 9/30/18	27.74	(0.07)	1.77	—(b)	1.70	—	(5.05)	(5.05)	24.39
Year Ended 9/30/17	22.17	(0.03)	5.87	—(b)	5.84	(0.06)	(0.21)	(0.27)	27.74
Year Ended 9/30/16	20.77	(0.02)	2.66	—(b)	2.64	(0.05)	(1.19)	(1.24)	22.17

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/21 (Unaudited)	45.92	%(c)	$ 779	1.33	%(d)	(0.12	)%(d)	2.28	%(d)	12%
Year Ended 9/30/20	(10.85)%		553	1.33%		0.19%		2.35%		25%
Year Ended 9/30/19	(11.52)%		787	1.33%		(0.28)%		2.13%		20%
Year Ended 9/30/18	6.79%		963	1.33%		(0.54)%		1.95%		15%
Year Ended 9/30/17	26.15%		1,445	1.33%		(0.39)%		1.96%		26%
Year Ended 9/30/16	13.31%		1,303	1.33%		(0.35)%		2.00%		11%
Class I
Six Months Ended 3/31/21 (Unaudited)	46.15	%(c)	$ 73,701	1.08	%(d)	0.13	%(d)	1.33	%(d)	12%
Year Ended 9/30/20	(10.64)%		53,380	1.08%		0.44%		1.38%		25%
Year Ended 9/30/19	(11.35)%		68,122	1.08%		(0.05)%		1.30%		20%
Year Ended 9/30/18	7.08%		85,550	1.08%		(0.30)%		1.23%		15%
Year Ended 9/30/17	26.51%		89,379	1.08%		(0.11)%		1.28%		26%
Year Ended 9/30/16	13.56%		103,083	1.08%		(0.09)%		1.25%		11%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/21 (Unaudited)	$26.44	(0.01)	9.97	0.01	9.97	(0.07)	(5.54)	(5.61)	$30.80
Year Ended 9/30/20	29.14	0.11	(1.27)	—	(1.16)	—	(1.54)	(1.54)	26.44
Year Ended 9/30/19	39.96	(0.05)	(6.83)	—(b)	(6.88)	—	(3.94)	(3.94)	29.14
Year Ended 9/30/18	38.85	(0.12)	2.38	—	2.26	—	(1.15)	(1.15)	39.96
Year Ended 9/30/17	33.53	(0.04)	5.36	—(b)	5.32	—	—	—	38.85
Year Ended 9/30/16	28.55	(0.07)	5.46	—(b)	5.39	—	(0.41)	(0.41)	33.53
Class I
Six Months Ended 3/31/21 (Unaudited)	$27.97	0.02	10.49	0.01	10.52	(0.01)	(5.54)	(5.55)	$32.94
Year Ended 9/30/20	30.70	0.17	(1.34)	—(b)	(1.17)	(0.02)	(1.54)	(1.56)	27.97
Year Ended 9/30/19	41.71	0.03	(7.10)	—(b)	(7.07)	—	(3.94)	(3.94)	30.70
Year Ended 9/30/18	40.42	(0.02)	2.48	—	2.46	(0.01)	(1.16)	(1.17)	41.71
Year Ended 9/30/17	34.85	0.04	5.59	—(b)	5.63	(0.06)	—	(0.06)	40.42
Year Ended 9/30/16	29.61	—(b)	5.67	—(b)	5.67	(0.02)	(0.41)	(0.43)	34.85
Class R6
Six Months Ended 3/31/21 (Unaudited)	$28.01	(0.30)	10.89	—	10.59	(0.09)	(5.54)	(5.63)	$32.97
Year Ended 9/30/20	30.72	0.15	(1.31)	—	(1.16)	(0.01)	(1.54)	(1.55)	28.01
Year Ended 9/30/19	41.78	0.08	(7.20)	—	(7.12)	—	(3.94)	(3.94)	30.72
Year Ended 9/30/18	40.46	—(b)	2.47	—	2.47	—	(1.15)	(1.15)	41.78
Period Ended 9/30/17(c)	37.08	(0.11)	3.52	—	3.41	(0.03)	—	(0.03)	40.46

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/21 (Unaudited)	40.17	%(b)	$ 8,541	1.15	%(c)	(0.09	)%(c)	1.51	%(c)	53%
Year Ended 9/30/20	(4.71)%		6,200	1.15%		0.40%		1.55%		40%
Year Ended 9/30/19	(15.57)%		7,004	1.15%		(0.16)%		1.46%		28%
Year Ended 9/30/18	5.80%		12,012	1.15%		(0.29)%		1.37%		24%
Year Ended 9/30/17	15.87%		14,574	1.15%		(0.11)%		1.47%		29%
Year Ended 9/30/16	19.07%		12,960	1.15%		(0.23)%		1.47%		20%
Class I
Six Months Ended 3/31/21 (Unaudited)	40.44	%(b)	$ 81,336	0.90	%(c)	0.14	%(c)	1.19	%(c)	53%
Year Ended 9/30/20	(4.49)%		68,845	0.90%		0.59%		1.18%		40%
Year Ended 9/30/19	(15.35)%		136,072	0.90%		0.10%		1.11%		28%
Year Ended 9/30/18	6.06%		249,678	0.90%		(0.05)%		1.05%		24%
Year Ended 9/30/17	16.18%		274,434	0.90%		0.10%		1.15%		29%
Year Ended 9/30/16	19.35%		244,713	0.90%		(0.01)%		1.13%		20%
Class R6
Six Months Ended 3/31/21 (Unaudited)	40.41	%(b)	$ 4,113	0.87	%(c)	(1.93	)%(c)	2.12	%(c)	53%
Year Ended 9/30/20	(4.46)%		52	0.87%		0.52%		10.94%		40%
Year Ended 9/30/19	(15.46)%		35	0.87%		0.25%		11.85%		28%
Year Ended 9/30/18	6.10%		92	0.87%		(0.01)%		1.30%		24%
Period Ended 9/30/17(d)	9.21	%(b)	1,041	0.87	%(c)	(0.33	)%(c)	6.88	%(c)	29%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/21 (Unaudited)	$21.34	0.11	10.93	—(b)	11.04	(0.20)	(1.37)	(1.57)	$30.81
Year Ended 9/30/20	26.52	0.14	(3.65)	—(b)	(3.51)	(0.23)	(1.44)	(1.67)	21.34
Year Ended 9/30/19	31.95	0.23	(2.89)	—(b)	(2.66)	(0.21)	(2.56)	(2.77)	26.52
Year Ended 9/30/18	32.91	0.16	2.01	—(b)	2.17	(0.08)	(3.05)	(3.13)	31.95
Year Ended 9/30/17	29.05	0.09	5.45	—(b)	5.54	(0.07)	(1.61)	(1.68)	32.91
Year Ended 9/30/16	25.88	0.04	3.50	—(b)	3.54	(0.08)	(0.29)	(0.37)	29.05
Class I
Six Months Ended 3/31/21 (Unaudited)	$21.35	0.16	10.92	—(b)	11.08	(0.26)	(1.37)	(1.63)	$30.80
Year Ended 9/30/20	26.55	0.20	(3.65)	—(b)	(3.45)	(0.31)	(1.44)	(1.75)	21.35
Year Ended 9/30/19	32.01	0.30	(2.91)	—	(2.61)	(0.29)	(2.56)	(2.85)	26.55
Year Ended 9/30/18	32.97	0.23	2.03	—(b)	2.26	(0.17)	(3.05)	(3.22)	32.01
Year Ended 9/30/17	29.10	0.17	5.46	—(b)	5.63	(0.15)	(1.61)	(1.76)	32.97
Year Ended 9/30/16	25.92	0.11	3.51	—(b)	3.62	(0.15)	(0.29)	(0.44)	29.10

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/21 (Unaudited)	53.42	%(b)	$ 3,452	1.32	%(c)	0.84	%(c)	1.77	%(c)	8%
Year Ended 9/30/20	(14.48)%		2,293	1.32%		0.60%		1.80%		20%
Year Ended 9/30/19	(7.16)%		3,597	1.32%		0.86%		1.68%		9%
Year Ended 9/30/18	7.12%		6,477	1.32%		0.50%		1.64%		5%
Year Ended 9/30/17	19.32%		7,276	1.32%		0.31%		1.75%		9%
Year Ended 9/30/16	13.80%		9,136	1.32%		0.15%		1.76%		11%
Class I
Six Months Ended 3/31/21 (Unaudited)	53.65	%(b)	$113,780	1.07	%(c)	1.19	%(c)	1.24	%(c)	8%
Year Ended 9/30/20	(14.29)%		92,886	1.07%		0.87%		1.27%		20%
Year Ended 9/30/19	(6.92)%		112,921	1.07%		1.12%		1.20%		9%
Year Ended 9/30/18	7.41%		130,155	1.07%		0.74%		1.18%		5%
Year Ended 9/30/17	19.62%		139,635	1.07%		0.56%		1.25%		9%
Year Ended 9/30/16	14.10%		141,313	1.07%		0.40%		1.24%		11%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Period Ended 3/31/21 (Unaudited)(b)	$12.61	—	1.51	—	1.51	—	—	—	$14.12
Class I
Six Months Ended 3/31/21 (Unaudited)	$9.84	0.04	4.36	—(c)	4.40	(0.12)	—	(0.12)	$14.12
Year Ended 9/30/20	12.24	0.15	(2.39)	—(c)	(2.24)	(0.16)	—	(0.16)	9.84
Year Ended 9/30/19	13.63	0.11	(1.13)	—(c)	(1.02)	(0.09)	(0.28)	(0.37)	12.24
Year Ended 9/30/18	13.43	0.10	0.47	—(c)	0.57	(0.08)	(0.29)	(0.37)	13.63
Year Ended 9/30/17	11.33	0.06	2.31	—(c)	2.37	(0.05)	(0.22)	(0.27)	13.43
Year Ended 9/30/16	9.73	0.08	1.76	—(c)	1.84	(0.16)	(0.08)	(0.24)	11.33
Class R6
Six Months Ended 3/31/21 (Unaudited)	$9.90	0.04	4.39	—(c)	4.43	(0.13)	—	(0.13)	$14.20
Year Ended 9/30/20	12.31	0.16	(2.40)	—	(2.24)	(0.17)	—	(0.17)	9.90
Year Ended 9/30/19	13.71	0.13	(1.15)	—	(1.02)	(0.10)	(0.28)	(0.38)	12.31
Year Ended 9/30/18	13.51	0.11	0.46	—	0.57	(0.08)	(0.29)	(0.37)	13.71
Period Ended 9/30/17(d)	12.26	0.06	1.41	—	1.47	—	(0.22)	(0.22)	13.51

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from January 28, 2021 (commencement of operations) to March 31, 2021.
(c)	Less than $0.01 or $(0.01) per share.
(d)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Period Ended 3/31/21 (Unaudited)(b)	44.80	%(c)	$ 11	1.10	%(d)	(0.19	)%(d)	39.90	%(d)	28%
Class I
Six Months Ended 3/31/21 (Unaudited)	44.91	%(c)	$ 74,903	0.85	%(d)	0.62	%(d)	1.07	%(d)	28%
Year Ended 9/30/20	(18.62)%		52,496	0.85%		1.34%		1.15%		77%
Year Ended 9/30/19	(6.91)%		55,686	0.85%		0.95%		0.98%		52%
Year Ended 9/30/18	4.24%		144,979	0.91	%(e)	0.75%		0.99%		29%
Year Ended 9/30/17	21.10%		72,852	1.00%		0.48%		1.19%		35%
Year Ended 9/30/16	19.26%		6,127	1.00%		0.79%		2.71%		47%
Class R6
Six Months Ended 3/31/21 (Unaudited)	44.97	%(c)	$ 6,414	0.80	%(d)	0.66	%(d)	1.03	%(d)	28%
Year Ended 9/30/20	(18.56)%		4,423	0.80%		1.40%		1.07%		77%
Year Ended 9/30/19	(6.89)%		7,278	0.80%		1.07%		0.95%		52%
Year Ended 9/30/18	4.22%		8,242	0.87	%(e)	0.83%		0.98%		29%
Period Ended 9/30/17(f)	12.10	%(c)	5,956	0.95	%(d)	0.56	%(d)	1.31	%(d)	35%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	For the period from January 28, 2021 (commencement of operations) to March 31, 2021.
(c)	Not annualized.
(d)	Annualized.
(e)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.85% and 0.80% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

(f)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth, Small Cap Core and Small Cap Value Funds offer three share classes: Class A, Class R6 and Class I shares. The Enterprise and Microcap Value Funds offer two share classes: Class A and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM-US“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair

NOTES TO FINANCIAL STATEMENTS

value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2021 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$121,878,442	$ —	$—	$121,878,442
Enterprise Fund	74,416,110	—	—	74,416,110
Small Cap Core Fund	93,942,945	—	—	93,942,945
Microcap Value Fund	115,515,895	1,708,900	—	117,224,795
Small Cap Value Fund	81,280,986	—	—	81,280,986

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used may include assumptions regarding the particular security’s cash flow profile and potential defaults which may not be generally observable for either the security or for assets of a similar type. Significant changes in any of these assumptions may result in a lower or higher fair value.

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional

NOTES TO FINANCIAL STATEMENTS

collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended March 31, 2021.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value September 30, 2020	Purchases	Sales	Value March 31, 2021	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
SMID Cap Growth Fund	$ 967,416	$14,724,421	$15,337,467	$ 354,370	$129
Enterprise Fund	262,212	6,708,185	5,826,537	1,143,860	70
Small Cap Core Fund	602,717	40,499,653	40,710,416	391,954	152
Microcap Value Fund	813,949	11,285,757	10,925,297	1,174,409	67
Small Cap Value Fund	1,053,910	11,645,260	11,303,803	1,395,367	152

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent

NOTES TO FINANCIAL STATEMENTS

in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions, basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships.), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 Million	1.00%
	Over $30 Million	0.90%
Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Small Cap Value Fund	All Net Assets	0.70%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund	1.15%	0.90%	0.87%
Microcap Value Fund	1.32%	1.07%	N/A
Small Cap Value Fund	1.10%	0.85%	0.80%

This expense limitation agreement is in place until January 31, 2022, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Small Cap Value Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At March 31, 2021, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/18	FYE 9/30/19	FYE 9/30/20	FYE 9/30/21	Total
SMID Cap Growth Fund	$—	$—	$71,604	$92,291	$163,895
Enterprise Fund	—	—	99,581	85,534	185,115
Small Cap Core Fund	—	—	111,268	143,411	254,679
Microcap Value Fund	—	—	122,900	98,332	221,232
Small Cap Value Fund	49,472	147,091	174,505	79,254	450,322

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2021, the amount waived was $1,038, $500,

NOTES TO FINANCIAL STATEMENTS

$1,484, $583 and $1,259 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administrative services fee. BNY Mellon receives a fee for its services payable by each Fund based in part on each Funds’ average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $68,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Class R6 Shares, the Advisor invested seed capital to provide the share class its initial investment assets. The table below shows, as of March 31, 2021, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$122,882,444	1,034	0.0%
Small Cap Core Fund	$93,989,325	399	0.0%
Small Cap Value Fund	$81,328,272	791	0.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I, Class IS and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory

NOTES TO FINANCIAL STATEMENTS

Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2021, there were no fees waived by the Distributor.

For the period ended March 31, 2021, the Distributor received commissions of $118 front-end sales charges of Class A shares, of the Funds, of which none was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2021.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2021 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$8,040,617	$9,777,544
Enterprise Fund	7,305,190	11,651,538
Small Cap Core Fund	48,715,698	62,360,742
Microcap Value Fund	9,062,163	32,984,425
Small Cap Value Fund	19,482,657	20,720,517

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participate in a “commission recapture” program under which brokerage transactions are directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$133,284	$117,477	$2,686	$3,154
Distributions reinvested	400,053	990,664	58,005	48,391
Cost of shares redeemed	(1,125,570)	(1,172,769)	(25,617)	(157,042)

Change in Class A	$(592,233)	$(64,628)	$35,074	$(105,497)

Class I
Proceeds from shares issued	$18,467,058	$36,644,024	$111,692	$536,273
Distributions reinvested	2,560,828	6,003,044	5,280,943	4,156,367
Cost of shares redeemed	(18,578,057)	(38,044,892)	(3,429,196)	(8,145,712)

Change in Class I	$2,449,829	$4,602,176	$1,963,439	$(3,453,072)

Class R6
Distributions reinvested	$467	$1,031	$—	$—

Change in Class R6	$467	$1,031	$—	$—

Change in net assets resulting from capital transactions	$1,858,063	$4,538,579	$1,998,513	$(3,558,569)

SHARE TRANSACTIONS:
Class A
Issued	8,606	9,371	157	210
Reinvested	26,813	77,274	3,501	2,682
Redeemed	(77,581)	(95,161)	(1,343)	(9,926)

Change in Class A	(42,162)	(8,516)	2,315	(7,034)

Class I
Issued	1,039,980	2,597,894	5,495	35,730
Reinvested	146,166	401,541	299,883	217,953
Redeemed	(1,067,575)	(2,755,664)	(185,971)	(490,234)

Change in Class I	118,571	243,771	119,407	(236,551)

Class R6
Reinvested	26	69	—	—

Change in Class R6	26	69	—	—

Change in shares resulting from capital transactions	76,435	235,324	121,722	(243,585)

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,444,234	$1,520,675	$97,121	$105,292
Distributions reinvested	1,280,130	371,626	160,328	202,889
Cost of shares redeemed	(1,551,477)	(2,098,190)	(143,734)	(865,885)

Change in Class A	$1,172,887	$(205,889)	$113,715	$(557,704)

Class I
Proceeds from shares issued	$35,397,322	$9,625,709	$4,412,104	$17,477,899
Distributions reinvested	17,537,063	6,085,505	6,379,532	6,630,692
Cost of shares redeemed	(52,660,303)	(75,683,812)	(28,669,093)	(20,503,109)

Change in Class I	$274,082	$(59,972,598)	$(17,877,457)	$3,605,482

Class R6
Proceeds from shares issued	$4,322,221	$37,893	$—	$—
Distributions reinvested	8,645	1,783	—	—
Cost of shares redeemed	(101,210)	(23,405)	—	—

Change in Class R6	$4,229,656	$16,271	$—	$—

Change in net assets resulting from capital transactions	$5,676,625	$(60,162,216)	$(17,763,742)	$3,047,778

SHARE TRANSACTIONS:
Class A
Issued	49,377	59,759	3,519	4,786
Reinvested	(53,461)	12,097	6,403	7,642
Redeemed	46,891	(77,677)	(5,356)	(40,588)

Change in Class A	42,807	(5,821)	4,566	(28,160)

Class I
Issued	1,033,283	324,554	168,379	804,933
Reinvested	601,408	187,650	255,079	250,026
Redeemed	(1,626,254)	(2,483,489)	(1,079,824)	(957,875)

Change in Class I	8,437	(1,971,285)	(656,366)	97,084

Class R6
Issued	125,718	1,410	—	—
Reinvested	296	55	—	—
Redeemed	(3,146)	(755)	—	—

Change in Class R6	122,868	710	—	—

Change in shares resulting from capital transactions	174,112	(1,976,396)	(651,800)	68,924

NOTES TO FINANCIAL STATEMENTS

	Small Cap Value Fund
	For the Six Months Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,000	$—

Change in Class A	$10,000	$—

Class I
Proceeds from shares issued	$11,079,463	$29,841,772
Distributions reinvested	223,063	287,196
Cost of shares redeemed	(12,084,335)	(19,325,040)

Change in Class I	$(781,809)	$10,803,928

Class R6
Proceeds from shares issued	$2,538	$271,137
Distributions reinvested	57,515	98,525
Cost of shares redeemed	—	(1,849,015)

Change in Class R6	$60,053	$(1,479,353)

Change in net assets resulting from capital transactions	$(711,756)	$9,324,575

SHARE TRANSACTIONS:
Class A
Issued	791	—

Change in Class A	791	—

Class I
Issued	904,986	2,705,995
Reinvested	18,620	21,757
Redeemed	(954,030)	(1,944,121)

Change in Class I	(30,424)	783,631

Class R6
Issued	203	28,164
Reinvested	4,773	7,425
Redeemed	—	(180,130)

Change in Class R6	4,976	(144,541)

Change in shares resulting from capital transactions	(24,657)	639,090

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no

NOTES TO FINANCIAL STATEMENTS

provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$75,050,857	$47,163,592	$(336,007)	$46,827,585
Enterprise Fund	39,084,295	35,996,728	(664,913)	35,331,815
Small Cap Core Fund	48,375,879	45,914,187	(347,121)	45,567,066
Microcap Value Fund	80,531,137	54,361,115	(17,667,457)	36,693,658
Small Cap Value Fund	66,912,544	14,690,026	(321,584)	14,368,442

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) mark to market adjustment, and cumulative partnership basis adjustment.

The tax character of distributions during the year ended September 30, 2020 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$7,012,926	$7,012,926	$7,012,926
Enterprise Fund	53,057	4,543,547	4,596,604	4,596,604
Small Cap Core Fund	91,801	6,519,913	6,611,714	6,611,714
Microcap Value Fund	1,332,269	6,218,719	7,550,988	7,550,988
Small Cap Value Fund	866,478	—	866,478	866,478

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2021.

As of September 30, 2020, the Funds did not have any capital loss carryforwards for federal income tax purposes except Small Cap Value Fund had a short-term capital loss carryforward of $6,891,291 and a long-term capital loss carryforward of $5,603,149 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund had deferred qualified late-year ordinary losses of $162,773 which will be treated as arising on the first business day of the fiscal year ending September 30, 2021.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s

NOTES TO FINANCIAL STATEMENTS

policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended March 31, 2021, the redemption fees collected by the Funds which are offset in the cost of shares redeemed on the Statements of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 9
Enterprise Fund	6
Small Cap Core Fund	30,081
Microcap Value Fund	4,831
Small Cap Value Fund	6,859

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2021, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Line of Credit

The Funds are participants in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 31, 2021. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2021. During the period ended March 31, 2021, the Funds did not utilize this line of credit.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2021, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	2	79.8%
Small Cap Core Fund	2	26.4%
Microcap Value Fund	1	20.8%

Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different

NOTES TO FINANCIAL STATEMENTS

country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer three share classes. These three share classes are the A, R6 and I classes.

Class A

Class A shares, offered by all Funds are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in SMID Cap Growth Fund, Small Cap Core Fund and Small Cap Value Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20–3/31/21	Annualized Expense Ratio During Period 10/1/20–3/31/21
SMID Cap Growth Fund
	Class A	$1,000.00	$1,313.40	$6.17	1.07%
	Class I	1,000.00	1,314.30	4.73	0.82%
	Class R6	1,000.00	1,315.70	4.45	0.77%
Enterprise Fund
	Class A	1,000.00	1,459.20	8.15	1.33%
	Class I	1,000.00	1,461.50	6.63	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,401.70	6.89	1.15%
	Class I	1,000.00	1,404.40	5.40	0.90%
	Class R6	1,000.00	1,404.10	5.21	0.87%
Microcap Value Fund
	Class A	1,000.00	1,534.20	8.34	1.32%
	Class I	1,000.00	1,536.50	6.77	1.07%
Small Cap Value Fund
	Class A	1,000.00	1,145.23	1.91	1.10%
	Class I	1,000.00	1,449.10	5.19	0.85%
	Class R6	1,000.00	1,449.70	4.89	0.80%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20-3/31/21	Annualized Expense Ratio During Period 10/1/20-3/31/21
SMID Cap Growth Fund
	Class A	$1,000.00	$1,019.60	$5.39	1.07%
	Class I	1,000.00	1,020.84	4.13	0.82%
	Class R6	1,000.00	1,021.09	3.88	0.77%
Enterprise Fund
	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,019.20	5.79	1.15%
	Class I	1,000.00	1,020.44	4.53	0.90%
	Class R6	1,000.00	1,020.59	4.38	0.87%
Microcap Value Fund
	Class A	1,000.00	1,018.35	6.64	1.32%
	Class I	1,000.00	1,019.60	5.39	1.07%
Small Cap Value Fund
	Class A	1,000.00	1,006.30	1.78	1.10%
	Class I	1,000.00	1,020.69	4.28	0.85%
	Class R6	1,000.00	1,020.94	4.03	0.80%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule” and the “1940 Act,” respectively). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2020 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the Review Period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. Although there were higher than average redemptions during the Review Period due to COVID-19 pandemic lockdowns, there were no changes to the RATS assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in the Program. The Committee met monthly, including twice in March in response to the COVID-19 pandemic, to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings, although unexpected market closures resulting from the COVID-19 materially affected one or more investments’ classification. Due to market volatility and such market closures, the Committee determined that, between March 13th and the end of June, a daily review of the Funds’ classifications was warranted.

C. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report.

Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

D. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the Review Period did any Fund breach the 15% limit.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

E. Redemptions in Kind

There were no redemptions in-kind effected by any Fund during the Review Period.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2021.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-21

Semi-Annual Report For the six months ended March 31, 2021 U.S. Government Money Market Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.
	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of the Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.rbcgam.us.

Table of	Money Market Portfolio Managers	1
Contents	Performance Summary	2
	Schedule of Portfolio Investments	4
	Financial Statements
	- Statements of Assets and Liabilities	24
	- Statements of Operations	26
	- Statements of Changes in Net Assets	27
	Financial Highlights	28
	Notes to Financial Statements	30
	Supplemental Information	38
	Statement Regarding Liquidity Risk Management Program	40

MONEY MARKET PORTFOLIO MANAGER

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”), serves as the investment advisor to the Fund. RBC GAM-US employs a team approach to the management of the U.S. Government Money Market Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM-US’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM-US in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM-US. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM-US’s government mandates. Brian joined RBC GAM-US in 2005 and most recently led the mortgage and government team before being promoted to Co-Head in 2012. Prior to joining RBC GAM-US, he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He first started in the investment industry in 1992. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

1

	PERFORMANCE SUMMARY (UNAUDITED)

Investment Objective

The U.S. Government Money Market Fund was managed to preserve principal. This means that the share price of the Fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

			SEC 7-Day Annualized Yield
		Total Return for the Six Months Ended March 31, 2021 (Unaudited)	March 31, 2021 (Unaudited)	September 30, 2020
	RBC Institutional Class 1	0.01%	0.03%	0.03%
	RBC Institutional Class 2	0.01%	0.03%	0.01%
	RBC Investor Class	0.01%	0.03%	0.01%

	Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

2

PERFORMANCE SUMMARY (UNAUDITED)

Money Market Maturity Schedule		Asset Allocation
As a percentage of value of investments based on effective maturity as of March 31, 2021.

	U.S. Government Money Market Fund
Less than 8 days	80.3%
8 to 14 days	0.8%
15 to 30 days	1.2%
31 to 180 days	13.9%
Over 180 days	3.8%

3

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2021 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 33.38%
Fannie Mae — 7.38%
$ 68,314,000	2.50%, 4/13/21	$68,365,898
65,702,000	2.63%, 1/11/22	67,011,179
47,862,000	1.25%, 5/6/21	47,911,167
62,367,000	2.00%, 1/5/22	63,284,877
100,000,000	(SOFR RATE + 0.130%), 0.14%, 6/11/21(a)	100,003,904
200,000,000	(SOFR RATE + 0.190%), 0.20%, 5/27/22(a)	200,000,000
175,000,000	(SOFR RATE + 0.200%), 0.21%, 6/15/22(a)	175,000,000
75,000,000	(SOFR RATE + 0.200%), 0.21%, 5/9/22(a)	75,000,000
75,000,000	(SOFR RATE + 0.220%), 0.23%, 3/16/22(a)	75,000,000
150,000,000	(SOFR RATE + 0.230%), 0.24%, 5/6/22(a)	150,050,055
50,000,000	(SOFR RATE + 0.270%), 0.28%, 6/24/21(a)	50,000,000
50,000,000	(SOFR RATE + 0.300%), 0.31%, 9/24/21(a)	50,000,000
75,000,000	(SOFR RATE + 0.300%), 0.31%, 1/7/22(a)	75,000,000

		1,196,627,080

Federal Farm Credit — 9.07%
50,000,000	0.00%, 5/26/21(b)	49,997,176
75,000,000	0.00%, 6/23/21(b)	74,996,126
33,000,000	0.00%, 10/21/21(b)	32,975,809
45,000,000	0.00%, 8/16/21(b)	44,991,437
35,000,000	0.00%, 8/31/21(b)	34,986,700
65,000,000	0.00%, 11/9/21(b)	64,975,950
105,000,000	0.00%, 12/8/21(b)	104,956,075
35,000,000	(LIBOR USD 1-Month + 0.020%), 0.13%, 11/26/21(a)	35,000,000
25,000,000	(LIBOR USD 1-Month + 0.090%), 0.20%, 11/18/21(a)	25,000,000
50,000,000	(LIBOR USD 1-Month + 0.100%), 0.21%, 10/22/21(a)	50,000,000
50,000,000	(LIBOR USD 1-Month + 0.110%), 0.22%, 11/12/21(a)	50,000,000
50,000,000	(LIBOR USD 1-Month + 0.130%), 0.23%, 11/5/21(a)	50,000,000
30,000,000	(LIBOR USD 1-Month + 0.160%), 0.27%, 10/4/21(a)	30,000,000
250,000,000	(SOFR RATE + 0.035%), 0.05%, 3/17/23(a)	250,000,000
42,000,000	(SOFR RATE + 0.040%), 0.05%, 3/10/23(a)	42,000,000
31,000,000	(SOFR RATE + 0.050%), 0.06%, 2/17/23(a)	31,000,000
38,000,000	(SOFR RATE + 0.060%), 0.07%, 1/13/23(a)	38,000,000
5,000,000	(SOFR RATE + 0.065%), 0.08%, 8/20/21(a)	5,000,000
19,000,000	(SOFR RATE + 0.075%), 0.09%, 7/9/21(a)	19,000,000
51,220,000	(SOFR RATE + 0.075%), 0.09%, 11/3/22(a)	51,225,231
14,000,000	(SOFR RATE + 0.080%), 0.09%, 3/10/22(a)	14,000,000
40,000,000	(SOFR RATE + 0.080%), 0.09%, 10/14/22(a)	40,000,000
25,000,000	(SOFR RATE + 0.090%), 0.10%, 9/23/22(a)	25,000,000
15,000,000	(SOFR RATE + 0.140%), 0.15%, 9/24/21(a)	15,000,000
10,000,000	(SOFR RATE + 0.145%), 0.16%, 7/28/22(a)	10,000,000
16,700,000	(SOFR RATE + 0.190%), 0.20%, 10/15/21(a)	16,700,879
15,000,000	(SOFR RATE + 0.210%), 0.22%, 10/28/21(a)	15,000,000
150,000,000	(SOFR RATE + 0.280%), 0.29%, 10/1/21(a)	150,000,000
100,000,000	(SOFR RATE + 0.350%), 0.36%, 4/7/22(a)	100,000,000

		1,469,805,383

4

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Federal Home Loan Banks — 14.14%
$150,000,000	0.00%, 4/5/21(b)	$149,999,792
150,000,000	0.00%, 6/4/21(b)	149,997,023
100,000,000	0.00%, 7/16/21(b)	99,998,182
40,050,000	0.00%, 4/23/21(b)	40,047,308
71,000,000	0.00%, 7/6/21(b)	70,999,533
150,000,000	0.00%, 5/14/21(b)	150,000,000
100,000,000	0.00%, 8/16/21(b)	99,997,777
50,000,000	0.00%, 6/28/21(b)	50,000,305
150,000,000	0.00%, 6/7/21(b)	149,999,741
150,000,000	0.00%, 8/2/21(b)	149,996,933
150,000,000	0.00%, 6/10/21(b)	149,998,288
150,000,000	0.00%, 8/12/21(b)	149,998,070
50,000,000	0.00%, 10/15/21(b)	49,999,692
120,000,000	0.00%, 6/22/21(b)	119,999,880
89,000,000	0.00%, 4/7/21(b)	88,998,739
50,000,000	0.00%, 4/28/21(b)	49,998,612
128,000,000	0.00%, 9/1/21(b)	127,967,360
50,000,000	(SOFR RATE + 0.055%), 0.07%, 5/14/21(a)	50,000,000
30,000,000	(SOFR RATE + 0.065%), 0.08%, 12/21/21(a)	30,000,000
12,750,000	(SOFR RATE + 0.075%), 0.09%, 6/11/21(a)	12,749,819
41,200,000	(SOFR RATE + 0.075%), 0.09%, 7/8/21(a)	41,199,595
41,000,000	(SOFR RATE + 0.075%), 0.09%, 7/23/21(a)	41,000,000
75,000,000	(SOFR RATE + 0.080%), 0.09%, 10/26/22(a)	75,000,000
65,000,000	(SOFR RATE + 0.085%), 0.10%, 9/10/21(a)	65,000,000
40,000,000	(SOFR RATE + 0.135%), 0.15%, 6/4/21(a)	40,000,000
75,000,000	(SOFR RATE + 0.150%), 0.16%, 11/15/21(a)	75,000,000
17,000,000	(SOFR RATE + 0.170%), 0.18%, 4/9/21(a)	17,000,000

		2,294,946,649

Freddie Mac — 2.79%
4,715,000	(SOFR RATE + 0.065%), 0.08%, 11/10/22(a)	4,717,689
150,000,000	(SOFR RATE + 0.140%), 0.15%, 12/10/21(a)	150,000,000
75,000,000	(SOFR RATE + 0.150%), 0.16%, 3/4/22(a)	74,985,926
150,000,000	(SOFR RATE + 0.190%), 0.20%, 6/2/22(a)	150,000,000
50,000,000	(SOFR RATE + 0.320%), 0.33%, 9/23/21(a)	50,000,000
25,000,000	(SOFR RATE + 0.320%), 0.33%, 9/23/21(a)	25,000,000

		454,703,615

Total U.S. Government Agency Backed Mortgages		5,416,082,727

(Cost $5,416,082,727)

U.S. Government Agency Obligations — 9.41%
Freddie Mac — 2.31%
329,325,000	0.06%, 9/15/50(c),(d)	329,325,000
19,465,000	0.07%, 10/15/29(c),(d)	19,465,000

5

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$14,530,000	0.08%, 9/15/38(c),(d)	$14,530,000
11,990,000	0.08%, 9/15/38(c),(d)	11,990,000

		375,310,000

U.S. International Development Finance Corp. — 7.10%
4,200,000	0.00%, 4/9/21(b)	4,241,075
7,300,000	0.00%, 9/30/21(b)	7,309,537
32,000,000	0.00%, 1/26/22(b)	32,012,634
3,250,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 5/15/24(a)	3,250,000
2,954,546	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 5/15/24(a)	2,954,546
2,708,333	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 5/15/24(a)	2,708,333
9,428,571	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 8/15/25(a)	9,428,571
9,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 8/15/25(a)	9,000,000
8,608,696	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 8/15/25(a)	8,608,696
7,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 8/15/25(a)	7,500,000
5,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 5/15/26(a)	5,500,000
2,200,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 5/15/26(a)	2,200,000
10,858,680	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 2/15/28(a)	10,858,680
5,894,712	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 2/15/28(a)	5,894,712
5,041,530	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 2/15/28(a)	5,041,530
3,878,100	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 2/15/28(a)	3,878,100
8,190,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.02%, 5/15/30(a)	8,190,000
10,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 3/20/24(a)	10,000,000
10,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 3/20/24(a)	10,000,000
8,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 6/15/25(a)	8,500,000
13,528,421	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 9/15/25(a)	13,528,421
13,200,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 9/15/26(a)	13,200,000
9,166,667	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 9/15/26(a)	9,166,667
14,100,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 8/13/27(a)	14,100,000
8,650,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 9/30/27(a)	8,650,000
41,615,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 2/15/28(a)	41,615,000
5,214,282	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 2/15/28(a)	5,214,282
22,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 6/20/28(a)	22,900,000
10,568,182	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 11/15/28(a)	10,568,182
17,472,222	(US Treasury Bill Yield 3-Month + 0.070%), 0.09%, 8/15/29(a)	17,472,222
9,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 8/15/29(a)	9,900,000
56,700,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 3/15/30(a)	56,700,000
13,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 10/15/30(a)	13,000,000
20,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 8/15/31(a)	20,000,000
1,236,466	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 12/15/33(a)	1,236,466
6,028,800	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 3/30/37(a)	6,028,800
7,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 7/5/38(a)	7,900,000
4,300,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 7/5/38(a)	4,300,000
2,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.09%, 7/5/38(a)	2,800,000
9,450,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 11/15/22(a)	9,450,000
6,694,737	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 3/15/24(a)	6,694,737
526,316	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 3/15/24(a)	526,316
19,677,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/10/25(a)	19,677,000

6

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 8,447,992	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/10/25(a)	$8,447,992
2,387,476	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/10/25(a)	2,387,476
6,363,030	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 8/15/26(a)	6,363,030
35,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/27(a)	35,000,000
18,246,439	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/20/27(a)	18,246,439
9,375,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/20/27(a)	9,375,000
6,666,667	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/20/27(a)	6,666,667
5,791,667	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/20/27(a)	5,791,667
5,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/20/27(a)	5,500,000
5,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/20/27(a)	5,000,000
4,166,667	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/20/27(a)	4,166,667
18,339,286	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 9/20/27(a)	18,339,286
8,736,030	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/15/28(a)	8,736,030
5,861,515	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/15/28(a)	5,861,515
13,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 3/15/30(a)	13,000,000
13,895,833	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 9/20/32(a)	13,895,833
8,910,256	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/32(a)	8,910,256
4,871,795	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 11/15/33(a)	4,871,795
10,750,411	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/15/34(a)	10,750,411
10,192,308	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/15/34(a)	10,192,308
7,674,219	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 6/15/34(a)	7,674,219
23,582,400	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/35(a)	23,582,400
18,767,660	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/35(a)	18,767,660
18,276,360	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/35(a)	18,276,360
17,686,800	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/35(a)	17,686,800
13,756,400	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/35(a)	13,756,377
8,253,840	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/35(a)	8,253,840
7,762,540	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/35(a)	7,762,540
4,913,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/35(a)	4,913,000
1,572,160	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 1/20/35(a)	1,572,160
24,770,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	24,770,000
20,608,640	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	20,608,640
20,410,480	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	20,410,480
15,357,400	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	15,357,400
15,060,160	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	15,060,160
9,313,520	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	9,313,520
8,619,960	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	8,619,960
8,124,560	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	8,124,560
7,232,840	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	7,232,840
4,954,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 4/20/35(a)	4,954,000
11,827,500	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/39(a)	11,827,500
4,850,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/39(a)	4,850,000
4,657,185	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/39(a)	4,657,185
4,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/39(a)	4,000,000
2,027,550	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/39(a)	2,027,550
23,603,725	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/7/40(a)	23,603,725
14,162,235	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/7/40(a)	14,162,235

7

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 13,926,198	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/7/40(a)	$13,926,198
13,501,331	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/7/40(a)	13,501,331
9,908,844	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/7/40(a)	9,908,844
6,443,591	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/7/40(a)	6,443,591
4,248,671	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/7/40(a)	4,248,671
18,925,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/40(a)	18,925,000
13,030,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/40(a)	13,030,000
11,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/40(a)	11,500,000
8,205,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/40(a)	8,205,000
7,190,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/40(a)	7,190,000
7,095,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/40(a)	7,095,000
6,665,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/40(a)	6,665,000
5,200,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 10/15/40(a)	5,200,000
3,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.11%, 5/15/24(a)	3,000,000
7,756,200	(US Treasury Bill Yield 3-Month + 0.000%), 0.11%, 2/15/28(a)	7,756,200
19,086,792	(US Treasury Bill Yield 3-Month + 0.000%), 0.11%, 1/15/30(a)	19,086,792

		1,150,713,617

Total U.S. Government Agency Obligations		1,526,023,617

(Cost $1,526,023,617)

U.S. Treasury Obligations — 5.17%
U.S. Treasury Bill — 0.92%
50,000,000	0.00%, 10/7/21(b)	49,966,925
100,000,000	0.00%, 7/15/21(b)	99,974,625

		149,941,550

U.S. Treasury Notes — 4.25%
100,000,000	(3 Month US Treasury Bill Yield + 0.220%), 0.24%, 7/31/21(a)	99,988,561
40,000,000	1.13%, 6/30/21	40,100,565
235,000,000	1.50%, 8/31/21	236,374,977
150,000,000	1.50%, 10/31/21	151,190,584
65,000,000	1.75%, 7/31/21	65,368,512
95,000,000	2.00%, 5/31/21	95,295,489

		688,318,688

Total U.S. Treasury Obligations		838,260,238

(Cost $838,260,238)

8

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Variable Rate Demand Note — 12.82%
Municipal Bonds — 12.82%
Alabama — 0.03%
$ 5,200,000	City of Hoover Royal Oaks Apartments Project Revenue, 0.07%, 9/1/34, (Credit Support: Freddie Mac), Callable 4/1/21 @ 100(d)	$5,200,000

Arizona — 0.37%
14,020,000	Maricopa County Industrial Development Authority San Miguel Apartments Project Revenue, 0.06%, 6/15/36, (Credit Support: Fannie Mae)(d)	14,020,000
13,200,000	Maricopa County Industrial Development Authority San Lucas Apartments Project Revenue, 0.06%, 10/15/36, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	13,200,000
18,200,000	Maricopa County Industrial Development Authority San Clemente Apartments Project Revenue, 0.06%, 3/15/37, (Credit Support: Fannie Mae), Callable 4/1/21 @ 100(d)	18,200,000
13,800,000	Maricopa County Industrial Development Authority San Angelin Apartments Project Revenue, 0.06%, 5/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	13,800,000

		59,220,000

California — 1.92%
4,500,000	Abag Finance Authority for Nonprofit Corps. Reardon Heights Apartments Revenue, 0.06%, 5/15/38, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	4,500,000
6,495,000	Abag Finance Authority for Nonprofit Corps. Lakeside Village Apartments Revenue, Series A, 0.03%, 10/1/46, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	6,495,000
5,500,000	Anaheim Housing Authority Sage Park Project Revenue, Series A, 0.06%, 11/15/28, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	5,500,000
5,950,000	California Statewide Communities Development Authority Martin Luther Tower Revenue, Series D, 0.06%, 7/15/35, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	5,950,000
6,795,000	California Statewide Communities Development Authority Creekside at Meadow Park Revenue, 0.06%, 4/15/36, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	6,795,000
2,255,000	California Statewide Communities Development Authority Second Senior Apartments Revenue, 0.06%, 12/15/36, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	2,255,000
7,605,000	California Statewide Communities Development Authority Harmony Court Apartments Revenue, Series E, 0.06%, 1/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	7,605,000
3,100,000	California Statewide Communities Development Authority Wilshire Court Project Revenue, 0.06%, 5/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	3,100,000
3,900,000	California Statewide Communities Development Authority Salvation Army Revenue, 0.08%, 6/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	3,900,000
6,250,000	California Statewide Communities Development Authority Vista Development Monte Project Revenue, 0.06%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	6,250,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 4,410,000	California Statewide Communities Development Authority Dublin Ranch Senior Apartments Revenue, Series G, 0.06%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	$4,410,000
7,000,000	California Statewide Communities Development Authority Fairway Family Apartments Revenue, Series H, 0.06%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	7,000,000
4,600,000	California Statewide Communities Development Authority 1030 Post Street Apartments Revenue, Series Y, 0.07%, 2/1/39, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	4,600,000
1,800,000	California Statewide Communities Development Authority Villages at Hesperia Revenue, Series C, 0.06%, 11/15/39, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	1,800,000
14,130,000	California Statewide Communities Development Authority Crossing Phase II Revenue, 0.06%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	14,130,000
3,400,000	California Statewide Communities Development Authority Crossing Apartments Revenue, Series I, 0.06%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	3,400,000
1,350,000	California Statewide Communities Development Authority Golden Age Garden Apartments Revenue, Series H, 0.04%, 4/1/41, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	1,350,000
4,825,000	California Statewide Communities Development Authority Kelvin Courts Revenue, Series B, 0.10%, 6/15/51, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	4,825,000
16,950,000	City of Chula Vista Teresina Apartments Revenue, Series A, 0.07%, 5/15/36, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	16,950,000
7,075,000	City of San Jose Kennedy Apartment Homes Revenue, Series K, 0.06%, 12/15/35, (Credit Support: Freddie Mac), Callable 4/15/21 @ 100(d)	7,075,000
21,600,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.06%, 2/1/37, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	21,600,000
24,615,000	City of San Jose Almaden Family Apartments Project Revenue, Series D, 0.06%, 11/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	24,615,000
10,000,000	City of San Jose Las Ventanas Apartments Revenue, Series B, 0.05%, 7/1/38, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	10,000,000
55,000,000	County of Contra Costa Park Regency Revenue, Series F, 0.07%, 10/15/33, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	55,000,000
16,000,000	County of Orange Wood Canyon Villas Revenue, Series I, 0.06%, 8/15/31, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	16,000,000
18,700,000	County of Orange Ladera Apartments II Revenue, Series B, 0.06%, 8/15/34, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	18,700,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$26,255,000	Los Angeles Community Redevelopment Agency Promenade Towers Project Revenue, 0.05%, 4/1/30, (Credit Support: Freddie Mac), Callable 4/1/21 @ 100(d)	$26,255,000
1,210,000	Sacramento County Housing Authority River Revenue, Series C, 0.05%, 7/15/29, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	1,210,000
2,955,000	Sacramento Housing Authority Shenandoah Apartments Revenue, Series F, 0.06%, 9/15/36, (Credit Support: Fannie Mae), Callable 4/1/21 @ 100(d)	2,955,000
10,265,000	Sacramento Housing Authority Hurley Creek Senior Apartments Revenue, Series E, 0.06%, 8/1/39, (Credit Support: Federal Home Loan Mortgage), Callable 3/31/21 @ 100(d)	10,265,000
7,045,000	Santa Cruz Redevelopment Agency 1010 Pacific Avenue Revenue, Series B, 0.07%, 8/15/35, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	7,045,000

		311,535,000

Florida — 0.05%
2,170,000	Collier County Housing Finance Authority Brittany Bay Apartments Project Revenue, Series A, 0.13%, 7/15/34, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	2,170,000
6,000,000	Orange County Housing Finance Authority Post Fountains Project Revenue, 0.07%, 6/1/25, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	6,000,000

		8,170,000

Georgia — 0.03%
5,500,000	Atlanta Urban Residential Finance Authority West End Housing Development Project Revenue, 0.20%, 9/1/27, (Credit Support: Fannie Mae)(d)	5,500,000

Illinois — 0.15%
4,000,000	County of Lake Whispering Oaks Apartments Project Revenue, 0.05%, 11/1/45, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	4,000,000
17,900,000	Illinois Housing Development Authority Prairie Station Apartments Revenue, 0.06%, 3/15/37, (Credit Support: Fannie Mae), Callable 4/1/21 @ 100(d)	17,900,000
2,860,000	Illinois Housing Development Authority Foxview I & II Apartments Revenue, 0.04%, 1/1/41, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	2,860,000

		24,760,000

Indiana — 0.01%
1,225,000	City of Indianapolis Capital Place Covington Revenue, 0.05%, 5/15/38, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	1,225,000

Kentucky — 0.00%
390,000	Kentucky Housing Corp. Overlook Terraces Apartments Revenue, Series B, 0.23%, 11/15/40, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	390,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
Maryland — 0.07%
$ 4,750,000	Maryland Community Development Administration Multifamily Development Park View Revenue, Series B, 0.07%, 12/1/37, (Credit Support: Federal Home Loan Mortgage), Callable 4/1/21 @ 100(d)	$4,750,000
6,900,000	Maryland Community Development Administration Multifamily Revenue, Series E, 0.05%, 3/1/41, (Credit Support: Freddie Mac), Callable 4/1/21 @ 100(d)	6,900,000

		11,650,000

Minnesota — 0.12%
6,500,000	City of Bloomington Presbyterian Homes Project Revenue, 0.05%, 7/1/38, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	6,500,000
9,425,000	City of Oak Park Heights Boutwells Landing Revenue, 0.05%, 11/1/35, (Credit Support: Freddie Mac), Callable 4/1/21 @ 100(d)	9,425,000
3,200,000	City of Rochester Bella Grove Apartments Project Revenue, Series B, 0.06%, 5/1/61, (Credit Support: United Fidelity Bank FSB), Callable 3/31/21 @ 100(d)	3,200,000

		19,125,000

Missouri — 0.03%
4,230,000	Industrial Development Authority of the City of St. Louis Missouri (The) Hamilton Place Apartments Revenue, 0.07%, 11/1/46, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	4,230,000

Nevada — 0.08%
7,000,000	Nevada Housing Division Multi Unit Housing Apache Project Revenue, Series A, 0.08%, 10/15/32, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	7,000,000
5,465,000	Nevada Housing Division Multi Unit Housing Sierra Project Revenue, 0.08%, 4/15/38, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	5,465,000

		12,465,000

New Jersey — 0.01%
2,210,000	New Jersey Housing & Mortgage Finance Agency Meadow Brook Revenue, Series A, 0.05%, 3/15/40, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	2,210,000

New York — 7.92%
5,520,000	Albany Industrial Development Agency South Mall Towers Project Revenue, Series A, 0.06%, 8/15/35, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	5,520,000
48,600,000	New York City Housing Development Corp. Brittany Development Revenue, Series A, 0.05%, 6/15/29, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	48,600,000
38,700,000	New York City Housing Development Corp. Lyric Development Revenue, Series A, 0.05%, 11/15/31, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	38,700,000

12

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$55,100,000	New York City Housing Development Corp. Revenue, Series A, 0.05%, 8/15/32, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	$55,100,000
18,000,000	New York City Housing Development Corp. Related Sierra Development Revenue, Series A, 0.05%, 3/15/33, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	18,000,000
39,000,000	New York City Housing Development Corp. Westport Development Revenue, Series A, 0.05%, 6/15/34, (Credit Support: Fannie Mae), Callable 4/7/21 @ 100(d)	39,000,000
3,300,000	New York City Housing Development Corp. 90 Washington Street Revenue, Series A, 0.07%, 2/15/35, (Credit Support: Fannie Mae), Callable 4/7/21 @ 100(d)	3,300,000
54,200,000	New York City Housing Development Corp. Atlantic Court Apartments Revenue, Series A, 0.05%, 12/1/35, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	54,200,000
14,755,000	New York City Housing Development Corp. 90 West Street Revenue, Series A, 0.06%, 3/15/36, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	14,755,000
24,525,000	New York City Housing Development Corp. Rivereast Apartments Revenue, Series A, 0.11%, 12/1/36, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	24,525,000
35,200,000	New York City Housing Development Corp. Renaissance Revenue, Series A, 0.11%, 6/1/37, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	35,200,000
7,200,000	New York City Housing Development Corp. Louis Nine Boulevard Apartments Revenue, Series A, 0.07%, 6/15/37, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	7,200,000
4,700,000	New York City Housing Development Corp. White Plains Apartments Revenue, Series A, 0.05%, 3/1/38, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	4,700,000
5,975,000	New York City Housing Development Corp. Reverend Ruben Diaz Revenue, Series A, 0.11%, 11/1/38, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	5,975,000
16,000,000	New York City Housing Development Corp. Markham Gardens Apartments Revenue, Series A, 0.05%, 1/1/40, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	16,000,000
8,445,000	New York City Housing Development Corp. Ocean Gate Revenue, Series A, 0.11%, 8/1/40, (Credit Support: Freddie Mac), Callable 4/1/21 @ 100(d)	8,445,000
26,700,000	New York City Housing Development Corp. 26th Street Development Revenue, Series A, 0.07%, 4/1/41, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	26,700,000
21,980,000	New York City Housing Development Corp. Linden Plaza Revenue, Series A, 0.11%, 4/1/43, (Credit Support: Freddie Mac), Callable 4/1/21 @ 100(d)	21,980,000
1,300,000	New York State Dormitory Authority Royal Revenue, Series A, 0.04%, 11/15/36, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	1,300,000
68,500,000	New York State Housing Finance Agency Revenue, Series A, 0.05%, 5/1/29, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	68,500,000

13

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 12,700,000	New York State Housing Finance Agency Revenue, Series A, 0.07%, 5/15/29, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	$12,700,000
110,500,000	New York State Housing Finance Agency 240 East 39th Street Housing Revenue, 0.05%, 5/15/30, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	110,500,000
11,000,000	New York State Housing Finance Agency 39th Street Housing Revenue, Series A, 0.07%, 11/15/31, (Credit Support: Fannie Mae)(d)	11,000,000
11,000,000	New York State Housing Finance Agency 39th Street Housing Revenue, Series A, 0.07%, 11/15/31, (Credit Support: Fannie Mae)(d)	11,000,000
11,600,000	New York State Housing Finance Agency 363 West 30th Street Revenue, Series A, 0.05%, 11/1/32, (Credit Support: Federal Home Loan Mortgage), Callable 3/31/21 @ 100(d)	11,600,000
11,700,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.07%, 11/1/32, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	11,700,000
10,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.07%, 11/1/32, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	10,000,000
40,900,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.05%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	40,900,000
42,200,000	New York State Housing Finance Agency Revenue, Series E, 0.05%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	42,200,000
2,900,000	New York State Housing Finance Agency West 23rd Street Revenue, Series A, 0.05%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	2,900,000
10,000,000	New York State Housing Finance Agency Worth Street Revenue, Series A, 0.07%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	10,000,000
1,560,000	New York State Housing Finance Agency Revenue, Series B, 0.10%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	1,560,000
28,875,000	New York State Housing Finance Agency Revenue, Series A, 0.11%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	28,875,000
50,150,000	New York State Housing Finance Agency Revenue, Series A, 0.11%, 5/15/33, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	50,150,000
20,000,000	New York State Housing Finance Agency 1500 Lexington Avenue Revenue, Series A, 0.09%, 5/15/34, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	20,000,000
1,490,000	New York State Housing Finance Agency 10 Liberty Revenue, Series A, 0.04%, 5/1/35, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	1,490,000
89,500,000	New York State Housing Finance Agency 900 8th Avenue Revenue, Series A, 0.11%, 5/15/35, (Credit Support: Fannie Mae), Callable 4/7/21 @ 100(d)	89,500,000

14

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$24,400,000	New York State Housing Finance Agency Saville Housing Revenue, Series 2002 A, 0.05%, 11/1/35, (Credit Support: Federal Home Loan Mortgage), Callable 3/31/21 @ 100(d)	$24,400,000
55,500,000	New York State Housing Finance Agency Helena Housing Revenue, Series A, 0.11%, 5/15/36, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	55,500,000
42,000,000	New York State Housing Finance Agency Helena Housing Revenue, Series A, 0.11%, 5/15/36, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	42,000,000
5,175,000	New York State Housing Finance Agency 100 Maiden Lane Revenue, Series A, 0.06%, 5/15/37, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	5,175,000
1,400,000	New York State Housing Finance Agency Weyant Green Apartments Revenue, Series A, 0.07%, 5/15/37, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	1,400,000
5,800,000	New York State Housing Finance Agency Mccarthy Manor Apartments Revenue, Series A, 0.11%, 5/15/37, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	5,800,000
34,000,000	New York State Housing Finance Agency 55 West 25th Street Housing Revenue, Series A, 0.05%, 11/15/38, (Credit Support: Fannie Mae), Callable 4/7/21 @ 100(d)	34,000,000
24,735,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, Series A, 0.10%, 5/15/41, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	24,735,000
44,480,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, 0.11%, 5/15/41, (Credit Support: Fannie Mae), Callable 3/31/21 @ 100(d)	44,480,000
71,105,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, Series A, 0.07%, 11/1/41, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	71,105,000
2,900,000	New York State Housing Finance Agency Housing Related Caroline Revenue, Series A, 0.11%, 5/1/43, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	2,900,000
9,750,000	Ramapo Housing Authority Spring VY Homes Project Revenue, Series A, 0.06%, 12/15/38, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	9,749,999

		1,285,019,999

Oregon — 0.05%
7,800,000	City of Portland Civic Apartments Redevelopment Revenue, 0.08%, 6/1/38, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	7,800,000

Texas — 0.82%
6,315,000	Harris County Housing Finance Corp. Cornerstone Apartments Revenue, 0.06%, 8/15/37, (Credit Support: Fannie Mae), Callable 4/12/21 @ 100(d)	6,315,000
10,000,000	Houston Housing Finance Corp. Little Nell Apartments Revenue, 0.06%, 1/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	10,000,000

15

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$ 8,100,000	Houston Housing Finance Corp. Mayfair Park Apartments Revenue, 0.06%, 4/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	$8,100,000
12,395,000	Houston Housing Finance Corp. Regency Park Apartments Revenue, 0.06%, 5/15/41, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	12,395,000
7,470,000	Montgomery County Housing Finance Corp. Conroe Lodge Silverdale Revenue, 0.07%, 5/1/39, (Credit Support: Freddie Mac), Callable 4/1/21 @ 100(d)	7,470,000
11,935,000	Southeast Texas Housing Finance Corp. Piedmont Apartments Revenue, 0.06%, 8/15/39, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	11,935,000
7,565,000	Southeast Texas Housing Finance Corp. Wyndham Park Aparments Revenue, 0.06%, 7/15/41, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	7,565,000
9,000,000	Texas Department of Housing & Community Affairs Chisholm Trails Apartments Revenue, 0.06%, 4/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	9,000,000
10,500,000	Texas Department of Housing & Community Affairs Bristol Apartments Revenue, 0.06%, 6/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	10,500,000
12,165,000	Texas Department of Housing & Community Affairs Pinnacle Apartments Revenue, 0.06%, 6/15/37, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	12,165,000
11,190,000	Texas Department of Housing & Community Affairs Idlewilde Apartments Revenue, 0.06%, 6/15/40, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	11,190,000
12,180,000	Texas Department of Housing & Community Affairs Lancaster Apartments Revenue, 0.06%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	12,180,000
2,500,000	Texas Department of Housing & Community Affairs Windshire Apartments Revenue, 0.06%, 1/15/41, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	2,500,000
11,175,000	Texas Department of Housing & Community Affairs West Oaks Senior Apartments Revenue, 0.06%, 7/1/41, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	11,175,000

		132,490,000

Washington — 1.08%
12,750,000	Washington State Housing Finance Commission Rainier Court Apartments Revenue, Series A, 0.06%, 12/15/36, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	12,750,000
1,005,000	Washington State Housing Finance Commission Rainier Court Project Revenue, Series B, 0.10%, 12/15/36, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	1,005,000
12,000,000	Washington State Housing Finance Commission Pinehurst Apartments Project Revenue, Series A, 0.06%, 3/15/39, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	12,000,000
12,730,000	Washington State Housing Finance Commission Eagles Landing Apartments Project, Series A, 0.06%, 8/15/39, (Credit Support: Fannie Mae), Callable 4/1/21 @ 100(d)	12,730,000

16

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value
$17,970,000	Washington State Housing Finance Commission Echo Lake Senior Apartments Project Revenue, 0.06%, 7/15/40, (Credit Support: Fannie Mae), Callable 4/15/21 @ 100(d)	$17,970,000
9,985,000	Washington State Housing Finance Commission Barkley Ridge Apartments, Series A, 0.06%, 9/1/40, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	9,985,000
19,250,000	Washington State Housing Finance Commission Fairwinds Redmon Project Revenue, Series A, 0.06%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 3/31/21 @ 100(d)	19,250,000
4,600,000	Washington State Housing Finance Commission Fairwinds Redmon Revenue, 0.09%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 3/31/21 @ 100(d)	4,600,000
3,045,000	Washington State Housing Finance Commission Fairwinds Project Revenue, Series B, 0.09%, 7/1/41, (Credit Support: Federal Home Loan Bank), Callable 3/31/21 @ 100(d)	3,045,000
9,485,000	Washington State Housing Finance Commission Lodge at Eagle Ridge Revenue, Series A, 0.06%, 8/1/41, (Credit Support: East West Bank), Callable 3/31/21 @ 100(d)	9,485,000
3,425,000	Washington State Housing Finance Commission Lodge at Eagle Ridge Revenue, Series B, 0.09%, 8/1/41, (Credit Support: East West Bank), Callable 3/31/21 @ 100(d)	3,425,000
2,800,000	Washington State Housing Finance Commission Artspace Everett Lofts Revenue, Series B, 0.06%, 12/1/41, (Credit Support: Freddie Mac), Callable 3/31/21 @ 100(d)	2,800,000
31,590,000	Washington State Housing Finance Commission Ballard Land Revenue, Series A, 0.06%, 12/15/41, (Credit Support: East West Bank), Callable 3/31/21 @ 100(d)	31,590,000
12,900,000	Washington State Housing Finance Commission Ballard Land Revenue, Series B, 0.08%, 12/15/41, (Credit Support: East West Bank), Callable 3/31/21 @ 100(d)	12,899,881
21,950,000	Washington State Housing Finance Commission Kitts Corner Apartments Project Revenue, 0.05%, 9/1/49, (Credit Support: East West Bank), Callable 3/31/21 @ 100(d)	21,950,000

		175,484,881

Wisconsin — 0.08%
12,320,000	Public Finance Authority Brannan Park Project Revenue, 0.08%, 1/1/48, (Credit Support: East West Bank), Callable 3/31/21 @ 100(d)	12,320,000
		2,078,794,880

Total Variable Rate Demand Note (Cost $2,078,794,880)		2,078,794,880

17

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value

Repurchase Agreements — 39.69%
$300,000,000	Bank of Montreal, dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $300,000,083 (fully collateralized by Ginnie Mae, Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/15/28 to 9/15/60 at rates ranging from 1.50% to 5.50%, aggregate original par and fair value of $338,305,564 and $306,000,000 respectively)	$300,000,000
100,000,000	Bank of Montreal, dated 2/18/21; due 4/19/21 at 0.07% with maturity value of $100,011,667 (fully collateralized by Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 11/15/40 to 3/20/51 at rates ranging from 2.00% to 4.25%, aggregate original par and fair value of $100,204,527 and $102,000,003 respectively)	100,000,000

	Total Value of Bank of Montreal, (collateral value of $ 408,000,003)	400,000,000

50,000,000	Barclays Capital, Inc., dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $50,000,014 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/24 to 2/15/43 at rates ranging from 2.38% to 3.13%, aggregate original par and fair value of $44,700,300 and $51,000,020 respectively)	50,000,000

	Total Value of Barclays Capital, Inc., (collateral value of $ 51,000,020)	50,000,000

25,000,000	BNP Paribas Securities Corp., dated 3/31/21; due 4/1/21 at 0.005% with maturity value of $25,000,003 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/15/21 to 5/15/49 at rates ranging from 0.00% to 1.38%, aggregate original par and fair value of $29,512,300 and $25,500,037 respectively)	25,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 25,500,037)	25,000,000

690,000,000	Citigroup Global Markets, Inc., dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $690,000,192 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/31/25 to 4/15/29 at rates ranging from 0.25% to 6.88%, aggregate original par and fair value of $672,286,600 and $703,800,133 respectively)	690,000,000
250,000,000	Citigroup Global Markets, Inc., dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $250,000,069 (fully collateralized by Fannie Mae and Freddie Mac securities with a maturity date of 12/1/50 at rates ranging from 1.50% to 4.50%, aggregate original par and fair value of $251,366,346 and $255,000,532 respectively)	250,000,000

18

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value

$250,000,000	Citigroup Global Markets, Inc., dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $250,000,069 (fully collateralized by Fannie Mae, Federal Home Loan Bank and U.S. Treasury securities with maturity dates ranging from 4/7/21 to 2/15/41 at rates ranging from 0.00% to 2.63%, aggregate original par and fair value of $381,711,815 and $255,000,120 respectively)	$250,000,000
50,000,000	Citigroup Global Markets, Inc., dated 3/25/21; due 4/1/21 at 0.02% with maturity value of $50,000,194 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/27 to 2/15/41 at rates ranging from 0.38% to 6.13%, aggregate original par and fair value of $42,597,400 and $51,000,020 respectively)	50,000,000
50,000,000	Citigroup Global Markets, Inc., dated 3/25/21; due 4/1/21 at 0.03% with maturity value of $50,000,292 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/26 to 2/15/41 at rates ranging from 0.00% to 2.13%, aggregate original par and fair value of $54,816,924 and $51,000,037 respectively)	50,000,000
32,000,000	Citigroup Global Markets, Inc., dated 3/30/21; due 4/6/21 at 0.01% with maturity value of $32,000,062 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/28 to 2/15/41 at rates ranging from 0.00% to 2.13%, aggregate original par and fair value of $37,187,145 and $32,640,072 respectively)	32,000,000
32,000,000	Citigroup Global Markets, Inc., dated 3/30/21; due 4/6/21 at 0.01% with maturity value of $32,000,062 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/31/25 to 2/15/41 at rates ranging from 0.25% to 2.88%, aggregate original par and fair value of $26,898,200 and $32,640,064 respectively)	32,000,000

	Total Value of Citigroup Global Markets, Inc., (collateral value of $ 1,381,080,978)	1,354,000,000

200,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/21; due 4/1/21 at 0.005% with maturity value of $200,000,028 (fully collateralized by U.S. Treasury security with a maturity date of 4/15/22 at a rate of 0.13%, original par and fair value of $184,472,200 and $204,000,046 respectively)	200,000,000

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value

$130,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/21; due 4/1/21 at 0.005% with maturity value of $130,000,018 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/15/24 to 1/15/28 at rates ranging from 0.13% to 0.50%, aggregate original par and fair value of $116,824,400 and $132,600,109 respectively)	$130,000,000
100,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $100,000,028 (fully collateralized by Fannie Mae security with a maturity date of 12/1/50 at a rate of 2.00%, original par and fair value of $103,561,653 and $102,000,001 respectively)	100,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 438,600,156)	430,000,000

350,000,000	Deutsche Bank Securities, dated 3/31/21; due 4/1/21 at 0.005% with maturity value of $350,000,049 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/21 to 11/15/29 at rates ranging from 0.13% to 2.25%, aggregate original par and fair value of $350,823,300 and $357,000,014 respectively)	350,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 357,000,014)	350,000,000

550,000,000	Federal Reserve, dated 3/31/21; due 4/1/21 at 0.00% with maturity value of $550,000,000 (fully collateralized by U.S. Treasury security with a maturity date of 5/15/29 at a rate of 2.38%, original par and fair value of $512,738,000 and $550,000,030 respectively)	550,000,000

	Total Value of Federal Reserve, (collateral value of $ 550,000,030)	550,000,000

250,000,000	Fixed Income Clearing Corp., dated 3/31/21; due 4/1/21 at 0.005% with maturity value of $250,000,035 (fully collateralized by U.S. Treasury securities with a maturity date of 3/31/26 at a rate of 0.75%, aggregate original par and fair value of $256,927,000 and $255,000,048 respectively)	250,000,000

	Total Value of Fixed Income Clearing Corp., (collateral value of $ 255,000,048)	250,000,000

200,000,000	Goldman Sachs & Co., dated 3/31/21; due 4/1/21 at 0.005% with maturity value of $200,000,028 (fully collateralized by Ginnie Mae, Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/23 to 3/1/51 at rates ranging from 2.50% to 6.00%, aggregate original par and fair value of $248,029,486 and $204,000,000 respectively)	200,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $ 204,000,000)	200,000,000

20

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value

$500,000,000	ING Financial Markets LLC, dated 3/31/21; due 4/1/21 at 0.005% with maturity value of $500,000,069 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/15/22 to 5/15/27 at rates ranging from 1.50% to 2.38%, aggregate original par and fair value of $500,000,000 and $510,233,739 respectively)	$500,000,000
100,000,000	ING Financial Markets LLC, dated 3/29/21; due 4/5/21 at 0.02% with maturity value of $100,000,389 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/13/21 to 2/15/50 at rates ranging from 0.00% to 5.50%, aggregate original par and fair value of $99,552,700 and $102,000,026 respectively)	100,000,000

	Total Value of ING Financial Markets LLC, (collateral value of $ 612,233,765)	600,000,000

180,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/21; due 4/1/21 at 0.005% with maturity value of $180,000,025 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/15/24 to 1/15/27 at rates ranging from 0.13% to 0.38%, aggregate original par and fair value of $153,708,000 and $183,600,035 respectively)	180,000,000
100,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $100,000,028 (fully collateralized by Fannie Mae, Freddie Mac and Federal Farm Credit Bank securities with maturity dates ranging from 1/15/22 to 12/22/45 at rates ranging from 0.00% to 4.35%, aggregate original par and fair value of $99,516,000 and $102,000,354 respectively)	100,000,000
100,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $100,000,028 (fully collateralized by Freddie Mac security with a maturity date of 7/13/40 at a rate of 2.22%, original par and fair value of $107,575,000 and $102,000,894 respectively)	100,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/22/21; due 6/21/21 at 0.02% with maturity value of $50,002,528 (fully collateralized by Freddie Mac securities with a maturity date of 7/13/40 at rates ranging from 2.15% to 2.22%, aggregate original par and fair value of $54,046,000 and $51,000,505 respectively)	50,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $ 438,601,788)	430,000,000

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

Principal Amount		Value

$1,000,000,000	National Australia Bank, dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $1,000,000,278 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/12/21 to 5/15/27 at rates ranging from 0.00% to 2.50%, aggregate original par and fair value of $1,000,000,000 and $1,020,707,446 respectively)	$1,000,000,000

	Total Value of National Australia Bank, (collateral value of $ 1,020,707,446)	1,000,000,000

200,000,000	TD Securities (USA), dated 3/30/21; due 4/6/21 at 0.02% with maturity value of $200,000,778 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/31/21 to 8/15/26 at rates ranging from 0.13% to 2.63%, aggregate original par and fair value of $198,294,700 and $204,000,095 respectively)	200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 204,000,095)	200,000,000

350,000,000	Wells Fargo Securities, dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $350,000,097 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/23 to 5/1/51 at rates ranging from 1.50% to 6.00%, aggregate original par and fair value of $554,751,738 and $357,000,000 respectively)	350,000,000
250,000,000	Wells Fargo Securities, dated 3/31/21; due 4/1/21 at 0.01% with maturity value of $250,000,069 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/15/21 to 1/15/31 at rates ranging from 0.13% to 0.75%, aggregate original par and fair value of $219,399,500 and $255,000,035 respectively)	250,000,000

	Total Value of Wells Fargo Securities, (collateral value of $ 612,000,035)	600,000,000

Total Repurchase Agreements		6,439,000,000

(Cost $6,439,000,000)

Total Investments		$16,298,161,462
(Cost $16,298,161,462)(e) — 100.47%

Liabilities in excess of other assets — (0.47)%		(75,822,915)

NET ASSETS — 100.00%		$16,222,338,547

22

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2021 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.
(b)	Represents effective yield to maturity on date of purchase.
(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

23

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

U.S. Government Money Market Fund
Assets:
Investments, at value (cost $9,859,161,462)	$9,859,161,462
Repurchase agreements, at value (cost $6,439,000,000)	6,439,000,000
Cash	165,922,603
Interest and dividend receivable	11,980,391
Receivable for capital shares issued	619,510,532
Prepaid expenses and other assets	88,598

Total Assets	17,095,663,586

Liabilities:
Foreign withholding tax payable	3,963
Distributions payable	69,886
Payable for capital shares redeemed	833,645,006
Payable for investments purchased	31,800,183
Accrued expenses and other payables:
Investment advisory fees	1,239,239
Accounting fees	109,014
Audit fees	20,561
Trustees’ fees	34,369
Distribution fees	5,851,231
Custodian fees	51,179
Shareholder reports	55,950
Shareholder servicing fees	300,802
Transfer agent fees	25,355
Other	118,301

Total Liabilities	873,325,039

Net Assets	$16,222,338,547

Net Assets Consists of:
Capital	$16,222,295,379
Accumulated earnings	43,168

Net Assets	$16,222,338,547

24

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2021 (Unaudited)

U.S. Government
Money Market Fund
Net Assets
RBC Institutional Class 1	$8,466,398,009
RBC Institutional Class 2	3,930,893,475
RBC Investor Class	3,825,047,063

Total	$16,222,338,547

Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	8,466,366,075
RBC Institutional Class 2	3,930,811,536
RBC Investor Class	3,825,152,686

Total	16,222,330,297

Net Asset Values and Redemption Prices Per Share:
RBC Institutional Class 1	$1.00

RBC Institutional Class 2	$1.00

RBC Investor Class	$1.00

See Notes to the Financial Statements.

25

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

U.S. Government Money Market Fund
Investment Income:
Interest income	$10,358,592

Expenses:
Investment advisory fees	6,920,380
Distribution fees–RBC Institutional Class 2	2,725,674
Distribution fees–RBC Investor Class	14,432,265
Accounting fees	413,611
Audit fees	18,880
Custodian fees	108,373
Insurance fees	51,621
Legal fees	226,671
Registrations and filing fees	42,701
Shareholder reports	187,165
Transfer agent fees–RBC Institutional Class 1	17,875
Transfer agent fees–RBC Institutional Class 2	2,551
Transfer agent fees–RBC Investor Class	2,553
Trustees’ fees and expenses	292,892
Shareholder services administration fees–RBC Institutional Class 1	1,830,019
Tax expense	1,993
Other fees	84,113

Total expenses before fee waiver/reimbursement	27,359,337
Expenses waived/reimbursed by:
Distributor - Class Specific	(16,340,492)
Shareholder Services Administrator - RBC Institutional Class 1	(848,104)
Advisor	(960,637)

Net expenses	9,210,104

Net Investment Income	1,148,488

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	331

Change in net assets resulting from operations	$1,148,819

See Notes to the Financial Statements.

26

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	U.S. Government
	Money Market Fund
	For the
	Six Months Ended	For the
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
From Investment Activities
Operations:
Net investment income	$1,148,488	$63,900,919
Net realized gains from investments	331	35,240

Change in net assets resulting from operations	1,148,819	63,936,159

Distributions to Shareholders:
RBC Institutional Class 1	(710,896)	(40,142,284)
RBC Institutional Class 2	(253,338)	(19,933,913)
RBC Investor Class	(211,946)	(3,820,504)

Change in net assets resulting from shareholder distributions	(1,176,180)	(63,896,701)

Capital Transactions:
Proceeds from shares issued	34,822,361,290	93,301,079,952
Distributions reinvested	856,411	45,165,935
Cost of shares redeemed	(35,173,429,706)	(82,239,718,802)

Change in net assets resulting from capital transactions	(350,212,005)	11,106,527,085

Net increase/(decrease) in net assets	(350,239,366)	11,106,566,543
Net Assets:
Beginning of period	16,572,577,913	5,466,011,370

End of period	$16,222,338,547	$16,572,577,913

Share Transactions:
Issued	34,822,361,290	93,301,079,952
Reinvested	856,411	45,165,935
Redeemed	(35,173,429,706)	(82,239,718,802)

Change in shares resulting from capital transactions	(350,212,005)	11,106,527,085

See Notes to the Financial Statements.

27

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended 3/31/21 (Unaudited)	$1.00	—(b)	—(b)	—(b)	—(b)	—(b)	$1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/19	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Institutional Class 2
Six Months Ended 3/31/21 (Unaudited)	$1.00	—(b)	—(b)	—(b)	—(b)	—(b)	$1.00
Year Ended 9/30/20	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/19	1.00	0.02	—(b)	0.02	(0.02)	(0.02)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Investor Class
Six Months Ended 3/31/21 (Unaudited)	$1.00	0.01(b)	(0.01)(b)	—(b)	—(b)	—(b)	$1.00
Year Ended 9/30/20	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/19	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Less than $0.01 or $(0.01) per share.

28

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended 3/31/21 (Unaudited)	0.01%(b)	$8,466	0.14%(c)	0.02%(c)	0.17%(c)
Year Ended 9/30/20	0.83%	10,821	0.16%	0.43%	0.17%
Year Ended 9/30/19	2.19%	1,916	0.19%	2.17%	0.19%
Year Ended 9/30/18	1.41%	2,106	0.18%	1.35%	0.19%
Year Ended 9/30/17	0.60%	2,210	0.18%	0.55%	0.18%
Year Ended 9/30/16	0.20%	2,074	0.17%	0.23%	0.18%
RBC Institutional Class 2
Six Months Ended 3/31/21 (Unaudited)	0.01%(b)	$3,931	0.13%(c)	0.01%(c)	0.27%(c)
Year Ended 9/30/20	0.71%	3,358	0.26%	0.62%	0.27%
Year Ended 9/30/19	2.09%	2,510	0.29%	2.08%	0.29%
Year Ended 9/30/18	1.31%	1,720	0.29%	1.34%	0.29%
Year Ended 9/30/17	0.50%	1,224	0.29%	0.54%	0.29%
Year Ended 9/30/16	0.12%	663	0.26%	0.14%	0.28%
RBC Investor Class
Six Months Ended 3/31/21 (Unaudited)	0.01%(b)	$3,825	(0.94)%(c)	1.08%(c)	1.12%(c)
Year Ended 9/30/20	0.34%	2,394	0.54%	0.25%	1.12%
Year Ended 9/30/19	1.37%	1,040	1.00%	1.36%	1.14%
Year Ended 9/30/18	0.59%	1,107	1.00%	0.50%	1.13%
Year Ended 9/30/17	0.02%	2,158	0.87%	0.01%	1.15%
Year Ended 9/30/16	0.01%	728	0.36%	0.01%	1.12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

See Notes to the Financial Statements.

29

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the U.S. Government Money Market Fund (“Fund”).

The Fund offers three share classes: RBC Institutional Class 1, RBC Institutional Class 2 and RBC Investor Class. Prior to November 9, 2017, the Fund also offered shares in RBC Select Class and RBC Reserve Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost, and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

30

NOTES TO FINANCIAL STATEMENTS

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2021 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
U.S. Government Money Market Fund	$—	16,298,161,462	$—	16,298,161,462

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s

31

NOTES TO FINANCIAL STATEMENTS

agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintains sufficient liquidity so that cash will be available to make payment for the

32

NOTES TO FINANCIAL STATEMENTS

securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2021, the Fund held no when-issued securities.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

Annual Rate
U.S. Government Money Market Fund	0.10%

RBC Institutional Class 1 of the Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for RBC Institutional Class 1 until January 31, 2022. During the period ended March 31, 2021, there were no fees waived under this agreement.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $68,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The Advisor has invested in and, as of March 31, 2021 owns 127,077,731.74 shares of the Fund, representing 0.8% of total Fund net assets.

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2 and RBC Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan,

33

NOTES TO FINANCIAL STATEMENTS

and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class
12b-1 Plan Fee	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%

This expense limitation agreement is in place until January 31, 2022. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2021, the amount subject to possible recoupment under the expense limitation agreement is $2,918,458.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the period ended March 31, 2021, the following distribution fees were waived either contractually or voluntarily:

Share Class	Distribution Fees Waived
RBC Institutional Class 2	$2,240,109
RBC Investor Class	14,100,384

During the six months ended March 31, 2021, shareholder servicing fees were voluntarily waived for RBC Institutional Class 1 in the amount of $848,103. In addition, the Advisor voluntarily waived fees or reimbursed expenses of $960,637 during the period.

34

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

	U.S. Government Money Market Fund
	For the
	Six Months
	Ended	For the
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$28,075,426,644	$81,200,748,861
Distributions reinvested	391,080	21,417,621
Cost of shares redeemed	(30,429,931,324)	(72,317,690,087)

Change in RBC Institutional Class 1	$(2,354,113,600)	$8,904,476,395

RBC Institutional Class 2
Proceeds from shares issued	$3,074,395,014	$8,389,163,470
Distributions reinvested	253,364	19,927,797
Cost of shares redeemed	(2,501,314,697)	(7,562,011,232)

Change in RBC Institutional Class 2	$573,333,681	$847,080,035

RBC Investor Class
Proceeds from shares issued	$3,672,539,632	$3,711,167,621
Distributions reinvested	211,967	3,820,517
Cost of shares redeemed	(2,242,183,685)	(2,360,017,483)

Change in RBC Investor Class	$1,430,567,914	$1,354,970,655

Change in net assets resulting from capital transactions	$(350,212,005)	$11,106,527,085

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and

35

NOTES TO FINANCIAL STATEMENTS

state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions during the year ended September 30, 2020 were as follows:

	Distributions Paid From
			Total
	Ordinary	Total Taxable	Distributions
	Income	Distributions	Paid
U.S. Government Money Market Fund	$70,688,663	$70,688,663	$70,688,663

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2021.

During the year ended September 30, 2020, the Fund utilized capital loss carryforward in the amount of $13,181.

As of September 30, 2020, the Fund does not have any capital loss carryforward.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2020.

7. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 31, 2021. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2021 and there were no borrowings made by the Fund during the period.

8. Significant Risks

Shareholder concentration risk

As of March 31, 2021, affiliated broker-dealer omnibus accounts owned 64.1% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the

36

NOTES TO FINANCIAL STATEMENTS

short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest rates, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a Fund holds a debt instrument or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment.

In light of current market conditions, interest rates and bond yields in the United States and many other countries are at or near historic lows, and in some cases, such rates and yields are negative. During periods of very low or negative interest rates, the Fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished and its performance may be adversely affected (e.g., during periods of very low or negative interest rates, the Fund may be unable to maintain positive returns). These levels of interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect a Fund’s yield, income and performance.

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

37

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20–3/31/21	Annualized Expense Ratio During Period 10/1/20–3/31/21
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.10	$0.70	0.14%
RBC Institutional Class 2	1,000.00	1,000.10	0.65	0.13%
RBC Investor Class	1,000.00	1,000.10	0.65	0.13%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

38

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Ending Account Value 3/31/21	Expenses Paid During Period* 10/1/20-3/31/21	Annualized Expense Ratio During Period 10/1/20-3/31/21
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.23	$0.71	0.14%
RBC Institutional Class 2	1,000.00	1,024.28	0.66	0.13%
RBC Investor Class	1,000.00	1,024.28	0.66	0.13%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

39

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule” and the “1940 Act,” respectively). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2020 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the Review Period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. Although there were higher than average redemptions during the Review Period due to COVID-19 pandemic lockdowns, there were no changes to the RATS assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in the Program. The Committee met monthly, including twice in March in response to the COVID-19 pandemic, to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings, although unexpected market closures resulting from the COVID-19 materially affected one or more investments’ classification. Due to market volatility and such market closures, the Committee determined that, between March 13th and the end of June, a daily review of the Funds’ classifications was warranted.

C. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

D. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the Review Period did any Fund breach the 15% limit.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

E. Redemptions in Kind

There were no redemptions in-kind effected by any Fund during the Review Period.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2021.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-21

 (b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

             Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and

              Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment

               Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date 5/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date 5/28/2021

By (Signature and Title)* /s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date 5/28/2021

* Print the name and title of each signing officer under his or her signature.